                     Registration Nos. 333-26441/811-08207

                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549
                                   FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933          /X/

         Post-Effective Amendment No. 8                           /X/

                                     AND/OR

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940  /X/

         Amendment No. 8                                          /X/

                    T. ROWE PRICE TAX-EFFICIENT FUNDS, INC.
                    ---------------------------------------
                Exact Name of Registrant as Specified in Charter

                100 East Pratt Street, Baltimore, Maryland 21202
                ------------------------------------------------
                     Address of Principal Executive Offices

                                  410-345-2000
                                  ------------
               Registrant's Telephone Number, Including Area Code

                                Henry H. Hopkins
                100 East Pratt Street, Baltimore, Maryland 21202
                ------------------------------------------------
                     Name and Address of Agent for Service

           Approximate Date of Proposed Public Offering July 1, 2001
                                                        ------------

         It is proposed that this filing will become effective (check appropriate box):

/ /      Immediately upon filing pursuant to paragraph (b)
/X/      On July 1, 2001, pursuant to paragraph (b)
/ /      60 days after filing pursuant to paragraph (a)(1)
/ /      On (date), pursuant to paragraph (a)(1)
/ /      75 days after filing pursuant to paragraph (a)(2)
/ /      On (date) pursuant to paragraph (a)(2) of Rule 485
         If appropriate, check the following box:

/ / This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                     PART C
                               OTHER INFORMATION

ITEM 23. EXHIBITS


(a)(1) Articles of Incorporation of Registrant, dated April 22, 1997 (electronically filed with Initial Registration Statement dated May 2,
         1997)



(a)(2) Articles of Amendment, dated May 19, 1999 (electronically filed with Amendment No. 5 dated April 29, 1999)



(a)(3) Articles Supplementary of T. Rowe Price Tax-Efficient Funds, Inc., on behalf of T. Rowe Price Tax-Efficient Growth Fund (electronically filed with Amendment No. 5 dated April 29, 1999)



(a)(4) Articles Supplementary of T. Rowe Price Tax-Efficient Funds, Inc., on behalf of T. Rowe Price Tax-Efficient Multi-Cap Growth Fund (electronically filed with Amendment No. 7 dated November 14, 2000)


(b) By-Laws of Registrant, as amended July 21, 1999 (electronically filed with Amendment No. 5 dated April 29, 1999)

(c)      Inapplicable


(d)(1) Investment Management Agreement between Registrant and T. Rowe Price Associates, Inc. (electronically filed with Amendment No. 1 dated June 25, 1997)



(d)(2) Investment Management Agreement between the Registrant on behalf of T. Rowe Price Tax-Efficient Growth Fund and T. Rowe Price Associates, Inc. (electronically filed with Amendment No. 5 dated April 29, 1999)



(d)(3) Investment Management Agreement between the Registrant on behalf of T. Rowe Price Tax-Efficient Multi-Cap Growth Fund and T. Rowe Price Associates, Inc. (electronically filed with Amendment No. 7 dated November 14, 2000)


(e) Underwriting Agreement between Registrant and T. Rowe Price Investment Services, Inc. (electronically filed with Amendment No. 1 dated June 25, 1997)

(f)      Inapplicable

(g)      Custody Agreements

(g)(1) Custodian Agreement between T. Rowe Price Funds and State Street Bank and Trust Company, dated January 28, 1998, as amended November 4, 1998, April 21, 1999, February 9, 2000, April 19, 2000, July 18, 2000,
         October 25, 2000, and February 7, 2001



(g)(2) Global Custody Agreement between The Chase Manhattan Bank and T. Rowe Price Funds, dated January 3, 1994, as amended April 18, 1994, August 15, 1994, November 28, 1994, May 31, 1995, November 1, 1995, July 31,
         1996, July 23, 1997, September 3, 1997, October 29, 1997, December 15,
         1998, October 6, 1999, February 9, 2000, April 19, 2000, July 18, 2000,
         and October 25, 2000


(h)      Other Agreements


(h)(1) Transfer Agency and Service Agreement between T. Rowe Price Services, Inc. and T. Rowe Price Funds, dated January 1, 2001, as amended February 7, 2001



(h)(2) Agreement between T. Rowe Price Associates, Inc. and T. Rowe Price Funds for Fund Accounting Services, dated January 1, 2001, as amended February 7, 2001



(h)(3) Agreement between T. Rowe Price Retirement Plan Services, Inc. and the Taxable Funds, dated January 1, 2001



(i)      Inapplicable


(j)      Other Opinions


(j)(1)   Consent of Independent Accountants



(j)(2)   Opinion of Counsel



(j)(3)   Power of Attorney


(k)      Inapplicable


(l)      Inapplicable



(m)      Inapplicable


(n)      Inapplicable


(p)      Code of Ethics, dated May 1, 2001

EX-99.g(1)-CUSTODIAN

Custodian Agreement
The Custodian Agreement dated January 28, 1998, as amended, between State Street Bank and Trust Company and T. Rowe Price Funds.

                              CUSTODIAN AGREEMENT


     THIS AGREEMENT is made as of January 28, 1998 by and between each entity set forth on Appendix A hereto (as such Appendix A may be amended from time to time) which executes a copy of this Agreement (each referred to herein as the "FUND"), and State Street Bank and Trust Company, a Massachusetts trust company with its principal place of business at 225 Franklin Street, Boston, Massachusetts 02110 (the "CUSTODIAN").

                                  WITNESSETH:

     WHEREAS, each Fund desires to retain the Custodian to act as custodian of certain of the assets of the Fund, and the Custodian is willing to provide such services to each Fund, upon the terms and conditions hereinafter set forth; and

     WHEREAS, except as otherwise set forth herein, this Agreement is intended to supersede that certain custodian contract among the parties hereto dated September 28, 1987, as amended; and

     WHEREAS, the Funds have retained CHASE MANHATTAN BANK, N.A. to act as the Funds' custodian with respect to the assets of each such Fund to be held outside of the United States of America (except as otherwise set forth in this Agreement) pursuant to a written custodian agreement (the "FOREIGN CUSTODIAN AGREEMENT"),

     NOW, THEREFORE, in consideration of the mutual covenants and agreements hereinafter contained, each of the parties hereto agrees as follows:

SECTION 1.  EMPLOYMENT OF CUSTODIAN AND PROPERTY TO BE HELD BY IT.

     Each Fund hereby employs the Custodian as the custodian of certain of its assets, including those securities it desires to be held within the United States of America ("DOMESTIC SECURITIES") and those securities it desires to be held outside the United States of America (the "UNITED STATES") which are (i) not held on the Funds' behalf by CHASE MANHATTAN BANK, N.A. pursuant to the Foreign Custodian Agreement and (ii) described with greater particularity in
Section 3 hereof (such securities shall be referred to herein as "FOREIGN SECURITIES"). Each Fund agrees to deliver to the Custodian all domestic securities, foreign securities and cash owned by it from time to time, and all payments of income, payments of principal or capital distributions received by it with respect to securities held by it hereunder, and the cash consideration received by it for such new or treasury shares of capital stock of each Fund as may be issued or sold from time to time ("SHARES"). The Custodian shall not be responsible for any property of any Fund held or received by such Fund (i) not delivered to the Custodian, or (ii) held in the custody of CHASE MANHATTAN BANK N.A.

     The Custodian is authorized to employ one or more sub-custodians located within the United States, provided that the Custodian shall have obtained the written acknowledgment of the Fund with respect to such employment. The Custodian is authorized to employ sub-custodians located outside the United States as noted on Schedule A attached hereto (as such Schedule A may be amended from time to time). The Custodian shall have no more or less responsibility or liability to any Fund on account of any actions or omissions of any sub-custodian so employed than any such sub-custodian has to the Custodian and shall not release any sub-custodian from any responsibility or liability unless so agreed in writing by the Custodian and the applicable Fund. With the exception of State Street Bank and Trust Company (London branch), the Custodian shall not be liable for losses arising from the bankruptcy, insolvency or receivership of any sub-custodian located outside the United States.

SECTION 2. DUTIES OF THE CUSTODIAN WITH RESPECT TO PROPERTY OF THE FUNDS HELD BY THE CUSTODIAN IN THE UNITED STATES.

     SECTION 2.1
HOLDING SECURITIES. The Custodian shall hold and physically segregate for the account of each Fund all non-cash property to be held by it in the United States, including all domestic securities owned by the Fund other than (a) securities which are maintained pursuant to Section 2.9 in a clearing agency which acts as a securities depository or in a book-entry system authorized by the United States Department of the Treasury and certain federal agencies (each, a "U.S. SECURITIES SYSTEM") and (b) commercial paper of an issuer for which the Custodian acts as issuing and paying agent ("DIRECT PAPER") which is deposited and/or maintained in the Direct Paper system of the Custodian (the "DIRECT PAPER SYSTEM") pursuant to Section 2.10.

     SECTION 2.2
DELIVERY OF INVESTMENTS. The Custodian shall release and deliver domestic investments owned by a Fund held by the Custodian or in a U.S. Securities System account of the Custodian or in the Custodian's Direct Paper System account ("DIRECT PAPER SYSTEM ACCOUNT") only upon receipt of Proper Instructions, which may be continuing instructions when agreed to by the parties, and only in the following cases:

     1)Upon sale of such investments for the account of the Fund and receipt of payment therefor;

     2)Upon the receipt of payment in connection with any repurchase agreement related to such investments entered into by the Fund;

     3)
            In the case of a sale effected through a U.S. Securities System, in accordance with the provisions of Section 2.9 hereof;

     4)
            To the depository agent in connection with tender or other similar offers for portfolio investments of the Fund;

     5)
            To the issuer thereof or its agent when such investments are called, redeemed, retired or otherwise become payable; provided that, in any such case, the cash or other consideration is to be delivered to the Custodian;

     6)
            To the issuer thereof, or its agent, for transfer into the name of the Fund or into the name of any nominee or nominees of the Custodian or into the name or nominee name of any agent appointed pursuant to Section 2.8 or into the name or nominee name of any sub-custodian appointed pursuant to Section 1; or for exchange for a different number of bonds, certificates or other evidence representing the same aggregate face amount or number of units; provided that, in any such case, the new securities are to be delivered to the Custodian;

     7)
            Upon the sale of such investments for the account of the Fund, to the broker or its clearing agent, against a receipt, for examination in accordance with usual "street delivery" custom; provided that in any such case the Custodian shall have no responsibility or liability for any loss arising from the delivery of such investments prior to receiving payment for such investments except as may arise from the Custodian's own negligence or willful misconduct;

     8)For exchange or conversion pursuant to any plan of merger, consolidation, recapitalization, reorganization or readjustment of the investments of the issuer of such investments, or pursuant to provisions for conversion contained in such investments, or pursuant to any deposit agreement; provided that, in any such case, the new investments and cash, if any, are to be delivered to the Custodian;

     9)In the case of warrants, rights or similar investments, the surrender thereof in the exercise of such warrants, rights or similar investments or the surrender of interim receipts or temporary investments for definitive investments; provided that, in any such case, the new investments and cash, if any, are to be delivered to the Custodian or against a receipt;

     10)
            For delivery in connection with any loans of investments made on behalf of the Fund, but only against receipt of adequate collateral as agreed upon from time to time by the Fund or its duly-appointed agent (which may be in the form of cash or obligations issued by the United States government, its agencies or instrumentalities, or such other property as the Fund may agree), except that in connection with any loans for which collateral is to be credited to the Custodian's account in the book-entry system authorized by the U.S. Department of the Treasury, the Custodian will not be held liable or responsible for the delivery of investments owned by the Fund prior to the receipt of such collateral in the absence of the Custodian's negligence or willful misconduct;

     11)
            For delivery as security in connection with any borrowing by the Fund requiring a pledge of assets by the Fund, but only against receipt of amounts borrowed, except where additional collateral is required to secure a borrowing already made, subject to Proper Instructions, further securities may be released and delivered for that purpose;

     12)
            For delivery in accordance with the provisions of any agreement among the Fund, the Custodian and a broker-dealer registered under the Securities Exchange Act of 1934 (the "EXCHANGE ACT") and a member of The National Association of Securities Dealers, Inc. ("NASD"),
            relating to compliance with the rules of The Options Clearing Corporation, the rules of any registered national securities exchange or of any similar organization or organizations, or under the Investment Company Act of 1940, as amended from time to time (the "1940 ACT"), regarding escrow or other arrangements in connection with transactions by the Fund;

     13)
            For delivery in accordance with the provisions of any agreement among the Fund, the Custodian, and a Futures Commission Merchant registered under the Commodity Exchange Act, relating to compliance with the rules of the Commodity Futures Trading Commission and/or any Contract Market, or any similar organization or organizations, or under the 1940 Act, regarding account deposits in connection with transactions by the Fund;

     14)
            Upon receipt of instructions from the transfer agent for the Fund (the "TRANSFER AGENT"), for delivery to such Transfer Agent or to the holders of shares in connection with distributions in kind, as may be described from time to time in the Fund's currently effective prospectus, statement of additional information or other offering documents (all, as amended, supplemented or revised from time to time, the "PROSPECTUS"), in satisfaction of requests by holders of Shares for repurchase or redemption; and

     15)
            For any other purpose, but only upon receipt of Proper Instructions specifying (a) the investments to be delivered, (b) setting forth the purpose for which such delivery is to be made, and (c) naming the person or persons to whom delivery of such investments shall be made.

     SECTION 2.3
REGISTRATION OF INVESTMENTS. Domestic investments held by the Custodian (other than bearer securities) shall be registered in the name of the Fund or in the name of any nominee of the Fund or of any nominee of the Custodian which nominee shall be assigned exclusively to the Fund, unless the Fund has authorized in writing the appointment of a nominee to be used in common with other registered investment companies having the same investment adviser as the Fund, or in the name or nominee name of any agent appointed pursuant to Section 2.8 or in the name or nominee name of any sub-custodian appointed pursuant to Section 1. All securities accepted by the Custodian on behalf of the Fund under the terms of this Agreement shall be in good deliverable form. If, however, the Fund directs the Custodian to maintain securities in "street name", the Custodian shall utilize its best efforts only to timely collect income due the Fund on such securities and to notify the Fund of relevant corporate actions including, without limitation, pendency of calls, maturities, tender or exchange offers.

     SECTION 2.4
BANK ACCOUNTS. The Custodian shall open and maintain a separate bank account or accounts in the United States in the name of the Fund, subject only to draft or order by the Custodian acting pursuant to the terms of this Agreement, and shall hold in such account or accounts, subject to the provisions hereof, all cash received by it from or for the account of the Fund, other than cash maintained by the Fund in a bank account established and used in accordance with Rule 17f-3 under the 1940 Act. Monies held by the Custodian for the Fund may be deposited by the Custodian to its credit as custodian in the banking department of the Custodian or in such other banks or trust companies as it may in its discretion deem necessary or desirable in the performance of its duties hereunder; provided, however, that every such bank or trust company shall be qualified to act as a custodian under the 1940 Act, and that each such bank or trust company and the funds to be deposited with each such bank or trust company shall be approved by vote of a majority of the board of directors or the board of trustees of the applicable Fund (as appropriate and in each case, the "BOARD").
 Such funds shall be deposited by the Custodian in its capacity as custodian and shall be withdrawable by the Custodian only in that capacity.

     SECTION 2.5
COLLECTION OF INCOME. Subject to the provisions of Section 2.3, the Custodian shall collect on a timely basis all income and other payments with respect to United States registered investments held hereunder to which the Fund shall be entitled either by law or pursuant to custom in the investments business, and shall collect on a timely basis all income and other payments with respect to United States bearer investments if, on the date of payment by the issuer, such investments are held by the Custodian or its agent thereof and shall credit such income, as collected, to the Fund's custodian account. Without limiting the generality of the foregoing, the Custodian shall detach and present for payment all coupons and other income items requiring presentation as and when they become due, collect interest when due on investments held hereunder, and receive and collect all stock dividends, rights and other items of like nature as and when they become due and payable. With respect to income due the Fund on United States investments of the Fund loaned (pursuant to the provisions of Section 2.2
(10))
in accordance with a separate agreement between the Fund and the Custodian in its capacity as lending agent, collection thereof shall be in accordance with the terms of such agreement. Except as otherwise set forth in the immediately preceding sentence, income due the Fund on United States investments of the Fund loaned pursuant to the provisions of Section 2.2 (10) shall be the responsibility of the Fund; the Custodian will have no duty or responsibility in connection therewith other than to provide the Fund with such information or data as may be necessary to assist the Fund in arranging for the timely delivery to the Custodian of the income to which the Fund is properly entitled.

     SECTION 2.6
PAYMENT OF FUND MONIES. Upon receipt of Proper Instructions, which may be continuing instructions when agreed to by the parties, the Custodian shall, from monies of the Fund held by the Custodian, pay out such monies in the following cases only:

     1)Upon the purchase of domestic investments, options, futures contracts or options on futures contracts for the account of the Fund but only (a) against the delivery of such investments, or evidence of title to such options, futures contracts or options on futures contracts, to the Custodian (or any bank, banking firm or trust company doing business in the United States or abroad which is qualified under the 1940 Act to act as a custodian and has been designated by the Custodian as its agent for this purpose in accordance with Section 2.8) registered in the name of the Fund or in the name of a nominee of the Custodian referred to in Section 2.3 hereof or in proper form for transfer; (b) in the case of a purchase effected through a U.S. Securities System, in accordance with the conditions set forth in Section 2.9 hereof; (c) in the case of a purchase involving the Direct Paper System, in accordance with the conditions set forth in Section 2.10 hereof; or (d) for transfer to a time deposit account of the Fund in any bank, whether domestic or foreign, such transfer may be effected prior to receipt of a confirmation from a broker and/or the applicable bank pursuant to Proper Instructions;

     2)
            In connection with conversion, exchange or surrender of investments owned by the Fund as set forth in Section 2.2 hereof;

     3)
            For the redemption or repurchase of Shares as set forth in Section 4 hereof;

     4)
            For the payment of any expense or liability incurred by the Fund, including but not limited to the following payments for the account of the Fund: interest, taxes, management fees, accounting fees, transfer agent fees, legal fees, and operating expenses of the Fund (whether or not such expenses are to be in whole or part capitalized or treated as deferred expenses);

     5)      For the payment of any dividends declared by the Board;

     6)For payment of the amount of dividends received in respect of investments sold short;

     7)
            For repayment of a loan upon redelivery of pledged securities and upon surrender of the note(s), if any, evidencing the loan; or

     8)
            In connection with any repurchase agreement entered into by the Fund with respect to which the collateral is held by the Custodian, the Custodian shall act as the Fund's "securities intermediary"( as that term is defined in Part 5 of Article 8 of the Massachusetts Uniform Commercial Code, as amended), and, as securities intermediary, the Custodian shall take the following steps on behalf of the Fund: (a) provide the Fund with notification of the receipt of the purchased securities, and (b), by book-entry identify on the books of the Custodian as belonging to the Fund uncertificated securities registered in the name of the Fund and held in the Custodian's account at the Federal Reserve Bank. In connection with any repurchase agreement entered into by the Fund with respect to which the collateral is not held by the Custodian, the Custodian shall (a) provide the Fund with such notification as it may receive with respect to such collateral, and (b), by book-entry or otherwise, identify as belonging to the Fund securities as shown in the Custodian's account on the books of the entity appointed by the Fund to hold such collateral.

     9)
            For any other purpose, but only upon receipt of Proper Instructions specifying (a) the amount of such payment,

            (b) setting forth the purpose for which such payment is to be made, and (c) naming the person or persons to whom such payment is to be made.

     SECTION 2.7
LIABILITY FOR PAYMENT IN ADVANCE OF RECEIPT OF SECURITIES PURCHASED.  In any
 and every case where payment for purchase of domestic securities for the account of the Fund is made by the Custodian in advance of receipt of the securities purchased in the absence of specific written instructions from the Fund to so pay in advance, the Custodian shall be absolutely liable to the Fund for such securities to the same extent as if the securities had been received by the Custodian.

     SECTION 2.8
APPOINTMENT OF AGENTS. The Custodian may at any time or times in its discretion appoint (and may at any time remove) any other bank or trust company, which is itself qualified under the 1940 Act to act as a custodian, as its agent to carry out such of the provisions of this Section 2 as the Custodian may from time to time direct; provided, however, that the appointment of any such agent shall not relieve the Custodian of its responsibilities or liabilities hereunder.

     SECTION 2.9
DEPOSIT OF INVESTMENTS IN U.S. SECURITIES SYSTEMS. The Custodian may deposit and/or maintain domestic investments owned by the Fund in a U.S. Securities System in accordance with applicable Federal Reserve Board and United States Securities and Exchange Commission ("SEC") rules and regulations, if any, subject to the following provisions:

     1)
            The Custodian may keep domestic investments of the Fund in a U.S. Securities System provided that such investments are represented in an account of the Custodian in the U.S. Securities System ("ACCOUNT") which shall not include any assets of the Custodian other than assets held as a fiduciary, custodian or otherwise for customers;

     2)
            The records of the Custodian with respect to domestic investments of the Fund which are maintained in a U.S. Securities System shall identify by book-entry those investments belonging to the Fund;

     3)
            The Custodian shall pay for domestic investments purchased for the account of the Fund upon (i) receipt of advice from the U.S. Securities System that such investments have been transferred to the Account, and

            (ii) the making of an entry on the records of the Custodian to reflect such payment and transfer for the account of the Fund. The Custodian shall transfer domestic investments sold for the account of the Fund upon (i) receipt of advice from the U.S. Securities System that payment for such investments has been transferred to the Account, and (ii) the making of an entry on the records of the Custodian to reflect such transfer and payment for the account of the Fund. Copies of all advices from the U.S. Securities System of transfers of domestic investments for the account of the Fund shall identify the Fund, be maintained for the Fund by the Custodian and be provided to the Fund at its request. Upon request, the Custodian shall furnish the Fund confirmation of each transfer to or from the account of the Fund in the form of a written advice or notice and shall furnish to the Fund copies of daily transaction sheets reflecting each day's transactions in the U.S. Securities System for the account of the Fund;

     4)
            The Custodian shall provide the Fund with any report obtained by the Custodian on the U.S. Securities System's accounting system, internal accounting control and procedures for safeguarding domestic investments deposited in the U.S. Securities System;

     5)
            The Custodian shall have received from the Fund the initial or annual certificate, as the case may be, described in Section 10 hereof; and

     6)
            Anything to the contrary in this Agreement notwithstanding, the Custodian shall be liable to the Fund for any loss or damage to the Fund resulting from use of the U.S. Securities System by reason of any negligence, misfeasance or misconduct of the Custodian or any of its agents or of any of its or their employees, or from failure of the Custodian or any such agent to enforce effectively such rights as it may have against the U.S. Securities System. At the election of the Fund, the Fund shall be entitled to be subrogated to the rights of the Custodian with respect to any claim against the U.S. Securities System or any other person which the Custodian may have as a consequence of any such loss, expense or damage if and to the extent that the Fund has not been made whole for any such loss, expense or damage.

     SECTION 2.10
FUND ASSETS HELD IN THE DIRECT PAPER SYSTEM. The Custodian may deposit and/or maintain investments owned by the Fund in the Direct Paper System subject to the following provisions:

     1)
            No transaction relating to investments in the Direct Paper System will be effected in the absence of Proper Instructions;

     2)
            The Custodian may keep investments of the Fund in the Direct Paper System only if such investments are represented in the Direct Paper System Account, which account shall not include any assets of the Custodian other than assets held as a fiduciary, custodian or otherwise for customers;

     3)
            The records of the Custodian with respect to investments of the Fund which are maintained in the Direct Paper System shall identify by book-entry those investments belonging to the Fund;

     4)
            The Custodian shall pay for investments purchased for the account of the Fund upon the making of an entry on the records of the Custodian to reflect such payment and transfer of investments to the account of the Fund. The Custodian shall transfer investments sold for the account of the Fund upon the making of an entry on the records of the Custodian to reflect such transfer and receipt of payment for the account of the Fund;

     5)
            The Custodian shall furnish the Fund confirmation of each transfer to or from the account of the Fund, in the form of a written advice or notice, of Direct Paper on the next business day following such transfer and shall furnish to the Fund copies of daily transaction sheets reflecting each day's transaction in the Direct Paper System for the account of the Fund; and

     6)
            The Custodian shall provide the Fund with any report on its system of internal accounting control as the Fund may reasonably request from time to time.

     SECTION 2.11
SEGREGATED ACCOUNT. The Custodian shall, upon receipt of Proper Instructions, establish and maintain a segregated account or accounts for and on behalf of the Fund, into which account or accounts may be transferred cash and/or investments, including investments maintained in an account by the Custodian pursuant to Section 2.10 hereof, (i) in accordance with the provisions of any agreement among the Fund, the Custodian and a broker-dealer registered under the Exchange Act and a member of the NASD (or any futures commission merchant registered under the Commodity Exchange
Act), relating to compliance with the rules of The Options Clearing Corporation and of any registered national securities exchange (or the Commodity Futures Trading Commission or any registered contract market), or of any similar organization or organizations, regarding escrow or other arrangements in connection with transactions by the Fund, (ii) for purposes of segregating cash or government investments in connection with options purchased, sold or written by the Fund or commodity futures contracts or options thereon purchased or sold by the Fund, (iii) for the purposes of compliance by the Fund with the procedures required by 1940 Act Release No. 10666, or any other procedures subsequently required under the 1940 Act relating to the maintenance of segregated accounts by registered investment companies, and (iv) for other purposes, but only, in the case of clause (iv) upon receipt of Proper Instructions specifying (a) the investments to be delivered, (b) setting forth the purpose for which such delivery is to be made, and (c) naming the person or persons to whom delivery of such investments shall be made.

     SECTION 2.12
OWNERSHIP CERTIFICATES FOR TAX PURPOSES. The Custodian shall execute ownership and other certificates and affidavits for all United States federal and state tax purposes in connection with receipt of income or other payments with respect to domestic investments of the Fund held by it hereunder and in connection with transfers of such investments.

     SECTION 2.13
PROXIES. The Custodian shall, with respect to the domestic investments held hereunder, cause to be promptly executed by the registered holder of such investments, if the investments are registered otherwise than in the name of the Fund or a nominee of the Fund, all proxies without indication of the manner in which such proxies are to be voted, and shall promptly deliver to the Fund such proxies, all proxy soliciting materials received by the Custodian and all notices received relating to such investments.

     SECTION 2.14
COMMUNICATIONS RELATING TO FUND INVESTMENTS.  Subject to the provisions of
Section 2.3, the Custodian shall transmit promptly to the Fund all written information (including, without limitation, pendency of calls and maturities of domestic investments and expirations of rights in connection therewith and notices of exercise of call and put options written by the Fund and the maturity of futures contracts purchased or sold by the Fund) received by the Custodian in connection with the domestic investments being held for the Fund pursuant to this Agreement. With respect to tender or exchange offers, the Custodian shall transmit to the Fund all written information received by the Custodian, any agent appointed pursuant to Section 2.8 hereof, or any sub-custodian appointed pursuant to Section 1 hereof, from issuers of the domestic investments whose tender or exchange is sought and from the party (or his agents) making the tender or exchange offer. If the Fund desires to take action with respect to any tender offer, exchange offer or any other similar transaction, the Fund shall notify the Custodian at least two (2) New York Stock Exchange business days prior to the time such action must be taken under the terms of the tender, exchange offer or other similar transaction, and it will be the responsibility of the Custodian to timely transmit to the appropriate person(s) such notice.
 Where the Fund provides the Custodian with less than two (2) New York Stock Exchange business days notice of its desired action, the Custodian shall use its best efforts to timely transmit the Fund's notice to the appropriate person. It is expressly noted that the parties may agree to alternative procedures with respect to such two (2) New York Stock Exchange business days notice period on a selective and individual basis.

     SECTION 2.15
REPORTS TO FUND BY INDEPENDENT PUBLIC ACCOUNTANTS. The Custodian shall provide the Fund, at such times as the Fund may reasonably require, with reports by independent public accountants on the accounting system, internal accounting control and procedures for safeguarding investments, futures contracts and options on futures contracts, including domestic investments deposited and/or maintained in a U.S. Securities System, relating to the services provided by the Custodian under this Agreement. Such reports shall be of sufficient scope and detail, as may reasonably be required by the Fund, to provide reasonable assurance that any material inadequacies would be disclosed by such examination, and if there are no such inadequacies the reports shall so state.

SECTION 3. DUTIES OF THE CUSTODIAN WITH RESPECT TO CERTAIN PROPERTY OF THE FUNDS HELD OUTSIDE OF THE UNITED STATES

     SECTION 3.1
DEFINITIONS. The following capitalized terms shall have the respective following meanings:

"FOREIGN SECURITIES SYSTEM" means a clearing agency or a securities depository listed on Schedule A hereto.

"FOREIGN SUB-CUSTODIAN" means a foreign banking institution set forth on Schedule A hereto.

     SECTION 3.2
HOLDING SECURITIES. The Custodian shall identify on its books as belonging to the Funds the foreign securities held by each Foreign Sub-Custodian or Foreign Securities System. The Custodian may hold foreign securities for all of its customers, including the Funds, with any Foreign Sub-Custodian in an account that is identified as belonging to the Custodian for the benefit of its customers, provided however, that (i) the records of the Custodian with respect to foreign securities of the Funds which are maintained in such account shall identify those securities as belonging to the Funds and (ii) the Custodian shall require that securities so held by the Foreign Sub-Custodian be held separately from any assets of such Foreign Sub-Custodian or of other customers of such Foreign Sub-Custodian.

     SECTION 3.3
FOREIGN SECURITIES SYSTEMS. Foreign securities shall be maintained in a Foreign Securities System in a designated country only through arrangements implemented by the Foreign Sub-Custodian in such country pursuant to the terms of this Agreement.

     SECTION 3.4  TRANSACTIONS IN FOREIGN CUSTODY ACCOUNT.

     3.4.1.
Delivery of Foreign Securities.  The Custodian or a Foreign Sub-Custodian shall
-------- -- ------- -----------
release and deliver foreign securities of the Funds held by such Foreign Sub-Custodian, or in a Foreign Securities System account, only upon receipt of Proper Instructions, which may be continuing instructions when deemed appropriate by the parties, and only in the following cases:

     (i)
            upon the sale of such foreign securities for the Funds in accordance with reasonable market practice in the country where such foreign securities are held or traded, including, without limitation: (A) delivery against expectation of receiving later payment; or (B) in the case of a sale effected through a Foreign Securities System in accordance with the rules governing the operation of the Foreign Securities System;

     (ii)
            in connection with any repurchase agreement related to foreign securities;

     (iii)
            to the depository agent in connection with tender or other similar offers for foreign securities of the Funds;

     (iv)
            to the issuer thereof or its agent when such foreign securities are called, redeemed, retired or otherwise become payable;

     (v)
            to the issuer thereof, or its agent, for transfer into the name of the Custodian (or the name of the respective Foreign Sub-Custodian or of any nominee of the Custodian or such Foreign Sub-Custodian) or for exchange for a different number of bonds, certificates or other evidence representing the same aggregate face amount or number of units;

     (vi)
            to brokers, clearing banks or other clearing agents for examination or trade execution in accordance with market custom; provided that in any such case the Foreign Sub-Custodian shall have no responsibility or liability for any loss arising from the delivery of such securities prior to receiving payment for such securities except as may arise from the Foreign Sub-Custodian's own negligence or willful misconduct;

     (vii)for exchange or conversion pursuant to any plan of merger, consolidation, recapitalization, reorganization or readjustment of the securities of the issuer of such securities, or pursuant to provisions for conversion contained in such securities, or pursuant to any deposit agreement;

     (viii)
            in the case of warrants, rights or similar foreign securities, the surrender thereof in the exercise of such warrants, rights or similar securities or the surrender of interim receipts or temporary securities for definitive securities;

     (ix)
            or delivery as security in connection with any borrowing by the Funds requiring a pledge of assets by the Funds;

     (x)in connection with trading in options and futures contracts, including delivery as original margin and variation margin;

     (xi)    in connection with the lending of foreign securities; and

     (xii)
            for any other proper purpose, but only upon receipt of Proper Instructions specifying the foreign securities to be delivered, setting forth the purpose for which such delivery is to be made, declaring such purpose to be a proper Fund purpose, and naming the person or persons to whom delivery of such securities shall be made.

     3.4.2.
Payment of Fund Monies.  Upon receipt of Proper Instructions, which may be
------- -- ---- -------
continuing instructions when deemed appropriate by the parties, the Custodian shall pay out, or direct the respective Foreign Sub-Custodian or the respective Foreign Securities System to pay out, monies of a Fund in the following cases only:

     (i)upon the purchase of foreign securities for the Fund, unless otherwise directed by Proper Instructions, by (A) delivering money to the seller thereof or to a dealer therefor (or an agent for such seller or dealer) against expectation of receiving later delivery of such foreign securities; or (B) in the case of a purchase effected through a Foreign Securities System, in accordance with the rules governing the operation of such Foreign Securities System;

     (ii)
            in connection with the conversion, exchange or surrender of foreign securities of the Fund;

     (iii)
            for the payment of any expense or liability of the Fund, including but not limited to the following payments: interest, taxes, investment advisory fees, transfer agency fees, fees under this Agreement, legal fees, accounting fees, and other operating expenses;

     (iv)
            for the purchase or sale of foreign exchange or foreign exchange contracts for the Fund, including transactions executed with or through the Custodian or its Foreign Sub-Custodians;

     (v)in connection with trading in options and futures contracts, including delivery as original margin and variation margin;

     (vii)
            in connection with the borrowing or lending of foreign securities;
            and

     (viii)
            for any other proper Fund purpose, but only upon receipt of Proper Instructions specifying the amount of such payment, setting forth the purpose for which such payment is to be made, declaring such purpose to be a proper Fund purpose, and naming the person or persons to whom such payment is to be made.

     3.4.3.
Market Conditions.  Notwithstanding any provision of this Agreement to the
------ -----------
contrary, settlement and payment for foreign securities received for the account of the Funds and delivery of foreign securities maintained for the account of the Funds may be effected in accordance with the customary established securities trading or processing practices and procedures in the country or market in which the transaction occurs, including, without limitation, delivering foreign securities to the purchaser thereof or to a dealer therefor (or an agent for such purchaser or dealer) with the expectation of receiving later payment for such foreign securities from such purchaser or dealer.

     SECTION 3.5
REGISTRATION OF FOREIGN SECURITIES. The foreign securities maintained in the custody of a Foreign Custodian (other than bearer securities) shall be registered in the name of the applicable Fund or in the name of the Custodian or in the name of any Foreign Sub-Custodian or in the name of any nominee of the foregoing, and the Fund agrees to hold any such nominee harmless from any liability as a holder of record of such foreign securities. The Custodian or a Foreign Sub-Custodian shall not be obligated to accept securities on behalf of a Fund under the terms of this Agreement unless the form of such securities and the manner in which they are delivered are in accordance with reasonable market practice.

     SECTION 3.6
BANK ACCOUNTS. A bank account or bank accounts opened and maintained outside the United States on behalf of a Fund with a Foreign Sub-Custodian shall be subject only to draft or order by the Custodian or such Foreign Sub-Custodian, acting pursuant to the terms of this Agreement to hold cash received by or from or for the account of the Fund.

     SECTION 3.7
COLLECTION OF INCOME. The Custodian shall use reasonable commercial efforts to collect all income and other payments with respect to the foreign securities held hereunder to which the Funds shall be entitled and shall credit such income, as collected, to the applicable Fund. In the event that extraordinary measures are required to collect such income, the Fund and the Custodian shall consult as to such measures and as to the compensation and expenses of the Custodian relating to such measures.

     SECTION 3.8
PROXIES. With respect to the foreign securities held under this Section 3, the Custodian will use reasonable commercial efforts to facilitate the exercise of voting and other shareholder proxy rights, subject always to the laws, regulations and practical constraints that may exist in the country where such securities are issued. The Fund acknowledges that local conditions, including lack of regulation, onerous procedural obligations, lack of notice and other factors may have the effect of severely limiting the ability of the Fund to exercise shareholder rights.

     SECTION 3.9
COMMUNICATIONS RELATING TO FOREIGN SECURITIES. The Custodian shall transmit promptly to the Fund written information (including, without limitation, pendency of calls and maturities of foreign securities and expirations of rights in connection therewith) received by the Custodian in connection with the foreign securities being held for the account of the Fund. With respect to tender or exchange offers, the Custodian shall transmit promptly to the Fund written information so received by the Custodian in connection with the foreign securities whose tender or exchange is sought or from the party (or its agents) making the tender or exchange offer.

     SECTION 3.10
LIABILITY OF FOREIGN SUB-CUSTODIANS AND FOREIGN SECURITIES SYSTEMS. Each agreement pursuant to which the Custodian employs as a Foreign Sub-Custodian shall, to the extent possible, require the Foreign Sub-Custodian to exercise reasonable care in the performance of its duties and, to the extent possible, to indemnify, and hold harmless, the Custodian from and against any loss, damage, cost, expense, liability or claim arising out of or in connection with the Foreign Sub-Custodian's performance of such obligations. At the Fund's election, the Funds shall be entitled to be subrogated to the rights of the Custodian with respect to any claims against a Foreign Sub-Custodian as a consequence of any such loss, damage, cost, expense, liability or claim if and to the extent that the Funds have not been made whole for any such loss, damage, cost, expense, liability or claim.

     SECTION 3.11
TAX LAW.   The Custodian shall have no responsibility or liability for any obligations now or hereafter imposed on the Fund or the Custodian as custodian of the Funds by the tax law of the United States or of any state or political subdivision thereof. It shall be the responsibility of the Fund to notify the Custodian of the obligations imposed on the Fund or the Custodian as custodian of the Funds by the tax law of countries set forth on Schedule A hereto, including responsibility for withholding and other taxes, assessments or other governmental charges, certifications and governmental reporting. The sole responsibility of the Custodian with regard to such tax law shall be to use reasonable efforts to assist the Fund with respect to any claim for exemption or refund under the tax law of countries for which the Fund has provided such information.


SECTION 4. PAYMENTS FOR REPURCHASES OR REDEMPTIONS AND SALES OF SHARES.

     From such funds as may be available for the purpose, the Custodian shall, upon receipt of instructions from the Transfer Agent, make funds available for payment to holders of Shares which have delivered to the Transfer Agent a request for redemption or repurchase of their Shares. In connection with the redemption or repurchase of Shares, the Custodian is authorized upon receipt of, and in accordance with, instructions from the Transfer Agent to wire funds to or through a commercial bank designated by the redeeming shareholders. In connection with the redemption or repurchase of Shares, the Custodian shall honor checks drawn on the Custodian by a holder of Shares, which checks have been furnished by the Fund to the holder of Shares, when presented to the Custodian in accordance with such written procedures and controls as may be mutually agreed upon from time to time between the Fund and the Custodian.

     The Custodian shall receive from the distributor for the Shares or from the Transfer Agent and deposit to the account of the Fund such payments as are received by the distributor or the Transfer Agent, as the case may be, for Shares issued or sold from time to time. The Custodian will notify the Fund and the Transfer Agent of any payments for Shares received by it from time to time.


SECTION 5. DUTIES OF CUSTODIAN WITH RESPECT TO THE BOOKS OF ACCOUNT AND CALCULATION OF NET ASSET VALUE AND NET INCOME.

     The Custodian shall cooperate with and supply necessary information to the entity or entities appointed by the Board to keep the books of account of the Fund and/or compute the net asset value per Share of the outstanding Shares or, if directed in writing to do so by the Fund, shall itself keep such books of account and/ or compute such net asset value per Share. If so directed, the Custodian shall also (i) calculate daily the net income of the Fund as described in the Prospectus and shall advise the Fund and the Transfer Agent daily of the total amounts of such net income, and/ or (ii) advise the Transfer Agent periodically of the division of such net income among its various components. The calculations of the net asset value per share and the daily income of the Fund shall be made at the time or times described from time to time in the Prospectus.

SECTION 6. PROPER INSTRUCTIONS.

     "Proper Instructions," as such term is used throughout this Agreement, means either (i) a writing, including a facsimile transmission, signed by one or more persons as set forth on, and in accordance with, an "Authorized Persons List," as such term is defined herein (each such instruction a "Written Proper Instruction"), (ii) a "Client Originated Electronic Financial Instruction," as such term is defined in the Data Access Services Addendum hereto, given in accordance with the terms of such Addendum, or (iii) instructions received by the Custodian from a third party in accordance with any three-party agreement which requires a segregated asset account in accordance with Section 2.11.

     Each Written Proper Instruction shall set forth a brief description of the type of transaction involved (choosing from among the types of transactions set forth on the Authorized Persons List), including a specific statement of the purpose for which such action is requested, and any modification to a Written Proper Instruction must itself be a Written Proper Instruction and subject to all the provisions herein relating to Written Proper Instructions. The Fund will provide the Custodian with an "Authorized Persons List," which list shall set forth (a) the names of the individuals (each an "Authorized Person") who are authorized by the Board to give Written Proper Instructions with respect to the transactions described therein, and (b) the number of Authorized Persons whose signature or approval, as the case may be, is necessary for the Custodian to be able to act in accordance with such Written Proper Instructions with respect to a particular type of transaction. The Custodian may accept oral instructions or instructions delivered via electronic mail as Proper Instructions if the Custodian reasonably believes such instructions to have been given by an Authorized Person or Persons (as appropriate to the type of transaction); provided, however, that in no event will instructions delivered orally or via electronic mail be considered Proper

Instructions with respect to transactions involving the movement of cash, securities or other assets of a Fund. The Custodian shall be entitled to rely upon instructions given in accordance with an Authorized Persons List until it actually receives written notice from the Board of the applicable Fund to the contrary.


SECTION 7. EVIDENCE OF AUTHORITY.

     Subject to Section 9 hereof, the Custodian shall be protected in acting upon any instructions, notice, request, consent, certificate or other instrument or paper reasonably and in good faith believed by it to be genuine and to have been properly executed by or on behalf of the Fund. The Custodian may receive and accept a copy of a vote of the Board, certified by the secretary or an assistant secretary of the applicable Fund, as conclusive evidence (a) of the authority of any person to act in accordance with such vote or (b) of any determination or of any action by the Board described in such vote, and such vote may be considered as in full force and effect until receipt by the Custodian of written notice to the contrary.

SECTION 8. ACTIONS PERMITTED WITHOUT EXPRESS AUTHORITY.

     The Custodian may in its discretion and without express authority from the
Fund:

     1)
          make payments to itself or others for minor expenses of handling investments or other similar items relating to its duties under this Agreement, provided that all such payments shall be accounted for to the Fund;

     2) surrender investments in temporary form for investments in definitive form;

     3) endorse for collection, in the name of the Fund, checks, drafts and other negotiable instruments; and

     4) in general, attend to all non-discretionary details in connection with the sale, exchange, substitution, purchase, transfer and other dealings with the investments and property of the Fund except as otherwise directed by the Board.

SECTION 9. RESPONSIBILITY OF CUSTODIAN.

     The Custodian shall not be responsible for the title, validity or genuineness of any property or evidence of title thereto received by it or delivered by it pursuant to this Agreement and shall be held harmless in acting upon any notice, request, consent, certificate or other instrument reasonably believed by it to be genuine and to be signed by the proper party or parties, including any futures commission merchant acting pursuant to the terms of a three-party futures or options agreement. Notwithstanding anything to the contrary herein, the Custodian shall be held to the exercise of reasonable care in carrying out the provisions of this Agreement, and it shall be kept indemnified by and shall be without liability to the Fund for any action taken or omitted by it in good faith without negligence. In order for the indemnification provision contained in this Section to apply, it is understood that if in any case the Fund may be asked by the Custodian to indemnify or hold the Custodian harmless, the Fund shall be fully and promptly advised of all pertinent facts concerning the situation in question, and it is further understood that the Custodian will use reasonable care to identify, and notify the Fund promptly concerning, any situation which presents or appears likely to present the probability of such a claim for indemnification. The Fund shall have the option to defend the Custodian against any claim which may be the subject of a claim for indemnification hereunder, and in the event that the Fund so elects, it will notify the Custodian thereof and, thereupon, (i) the Fund shall take over complete defense of the claim and (ii) the Custodian shall initiate no further legal or other expenses with respect to such claim. The Custodian shall in no case confess any claim or make any compromise with respect to any claim for which it will seek indemnity from the Fund except with the Fund's prior written consent. Nothing herein shall be construed to limit any right or cause of action on the part of the Custodian under this Agreement which is independent of any right or cause of action on the part of the Fund. The Custodian shall be entitled to rely on and may act upon advice of counsel (who may be counsel for the Fund or other such counsel as agreed to by the parties) on all matters, and shall be without liability for any action reasonably taken or omitted pursuant to such advice. The Custodian shall be entitled to rely upon, and shall have no duty of inquiry with respect to, the accuracy of any representation or warranty given to it by the Fund or any duly-authorized employee or agent thereof, and shall be without liability for any action reasonably taken or omitted by it in reliance thereon. Regardless of whether assets held pursuant to this Agreement are maintained in the custody of a foreign banking institution, a foreign securities depository, or a branch or affiliate of a U.S. bank, the Custodian shall not be liable for any loss, damage, cost, expense, liability

     The Custodian shall not be responsible for the title, validity or genuineness of any property or evidence of title thereto received by it or delivered by it pursuant to this Agreement and shall be held harmless in acting upon any notice, request, consent, certificate or other instrument reasonably believed by it to be genuine and to be signed by the proper party or parties, including any futures commission merchant acting pursuant to the terms of a three-party futures or options agreement. Notwithstanding anything to the contrary herein, the Custodian shall be held to the exercise of reasonable care in carrying out the provisions of this Agreement, and it shall be kept indemnified by and shall be without liability to the Fund for any action taken or omitted by it in good faith without negligence. In order for the indemnification provision contained in this Section to apply, it is understood that if in any case the Fund may be asked by the Custodian to indemnify or hold the Custodian harmless, the Fund shall be fully and promptly advised of all pertinent facts concerning the situation in question, and it is further understood that the Custodian will use reasonable care to identify, and notify the Fund promptly concerning, any situation which presents or appears likely to present the probability of such a claim for indemnification. The Fund shall have the option to defend the Custodian against any claim which may be the subject of a claim for indemnification hereunder, and in the event that the Fund so elects, it will notify the Custodian thereof and, thereupon, (i) the Fund shall take over complete defense of the claim and (ii) the Custodian shall initiate no further legal or other expenses with respect to such claim. The Custodian shall in no case confess any claim or make any compromise with respect to any claim for which it will seek indemnity from the Fund except with the Fund's prior written consent. Nothing herein shall be construed to limit any right or cause of action on the part of the Custodian under this Agreement which is independent of any right or cause of action on the part of the Fund. The Custodian shall be entitled to rely on and may act upon advice of counsel (who may be counsel for the Fund or other such counsel as agreed to by the parties) on all matters, and shall be without liability for any action reasonably taken or omitted pursuant to such advice. The Custodian shall be entitled to rely upon, and shall have no duty of inquiry with respect to, the accuracy of any representation or warranty given to it by the Fund or any duly-authorized employee or agent thereof, and shall be without liability for any action reasonably taken or omitted by it in reliance thereon. Regardless of whether assets held pursuant to this Agreement are maintained in the custody of a foreign banking institution, a foreign securities depository, or a branch or affiliate of a U.S. bank, the Custodian shall not be liable for any loss, damage, cost, expense, liability

     If the Fund requires the Custodian to take any action with respect to investments, which action involves the payment of money or which action may, in the reasonable opinion of the Custodian, result in the Custodian or its nominee assigned to the Fund being liable for the payment of money or incurring liability of some other form, the Fund, as a prerequisite to requiring the Custodian to take such action, shall provide indemnity to the Custodian in an amount and form satisfactory to it.

     If the Custodian, or any of its affiliates, subsidiaries or agents, advances cash or investments to the Fund for any purpose (including but not limited to securities settlements, foreign exchange contracts and assumed settlement), or in the event that the Custodian or its nominee shall incur or be assessed any taxes, charges, expenses, assessments, claims or liabilities in connection with the performance of this Agreement, except such as may arise from its or its nominee's own negligent action, negligent failure to act or willful misconduct, any property at any time held for the account of the Fund shall be security therefor, and should the Fund fail to repay the Custodian promptly the Custodian shall be entitled to utilize available cash and to dispose of the Fund assets to the extent necessary to obtain reimbursement, provided that the Custodian gives the Fund reasonable notice to repay such cash or securities advanced, and provided further that such notice requirement shall not preclude the Custodian's right to assert and execute on such lien.

     Except as may arise from the Custodian's own negligence or willful misconduct, or the negligence or willful misconduct of a subcustodian or agent appointed by the Custodian, the Fund agrees to indemnify and hold the Custodian harmless from and against any and all costs, expenses, losses, damages, charges, reasonable counsel fees, payments and liabilities which may be asserted against the Custodian (i) acting in accordance with any Proper Instruction, or (ii) for any acts or omissions of CHASE MANHATTAN BANK N.A.

     Notwithstanding any provision herein to the contrary, to the extent the Custodian is found to be liable hereunder for any loss, liability, claim, expense or damage, the Custodian shall be liable only for such loss, liability, claim, expense or damage which was reasonably foreseeable.

SECTION 10.    EFFECTIVE PERIOD, TERMINATION AND AMENDMENT.

     This Agreement shall become effective as of the date of its execution, shall continue in full force and effect until terminated as hereinafter provided, may be amended at any time by mutual agreement of the parties hereto, and may be terminated by either party by an instrument in writing delivered or mailed, postage prepaid to the other party, such termination to take effect not sooner than thirty (30) days after the date of such delivery or mailing in the case of a termination by the Fund, and not sooner than one hundred eighty (180) days after the date of such delivery or mailing in the case of termination by the Custodian; provided, however that the Custodian shall not act under Section
2.9 hereof in the absence of receipt of an initial certificate of a Fund's secretary, or an assistant secretary thereof, that the Board has approved the initial use of a particular U.S. Securities System, as required by the 1940 Act or any applicable Rule thereunder, and that the Custodian shall not act under
Section 2.10 hereof in the absence of receipt of an initial certificate of a Fund's secretary, or an assistant secretary thereof, that the Board has approved the initial use of the Direct Paper System; provided further, however, that the Fund shall not amend or terminate this Agreement in contravention of any applicable federal or state regulations, or any provision of the Fund's articles of incorporation, agreement of trust, by-laws and/or registration statement (as applicable, the "GOVERNING DOCUMENTS"); and further provided that the Fund may at any time by action of its Board (i) substitute another bank or trust company for the Custodian by giving notice as described above to the Custodian, or (ii) immediately terminate this Agreement in the event of the appointment of a conservator or receiver for the Custodian by the United States Comptroller of the Currency or upon the happening of a like event at the direction of an appropriate regulatory agency or court of competent jurisdiction.

     Upon termination of the Agreement, the Fund shall pay to the Custodian such compensation as may be due as of the date of such termination and shall likewise reimburse the Custodian for its reasonable costs, expenses and disbursements, provided that the Custodian shall not incur any costs, expenses or disbursements specifically in connection with such termination unless it has received prior approval from the Fund, such approval not to be unreasonably withheld.

SECTION 11.    SUCCESSOR CUSTODIAN.

     If a successor custodian shall be appointed by the Board, the Custodian shall, upon termination, deliver to such successor custodian at the offices of the Custodian, duly endorsed and in the form for transfer, all investments and other properties then held by it hereunder, and shall transfer to an account of the successor custodian all of the Fund's investments held in a Securities System. If no such successor custodian shall be appointed, the Custodian shall, in like manner, upon receipt of a copy of a vote of the Board, certified by the secretary or an assistant secretary of the applicable Fund, deliver at the offices of the Custodian and transfer such investments, funds and other properties in accordance with such vote. In the event that no written order designating a successor custodian or certified copy of a vote of the Board shall have been delivered to the Custodian on or before the date when such termination shall become effective, then the Custodian shall have the right to deliver to a bank or trust company, which is a "bank" as defined in the 1940 Act, doing business in Boston, Massachusetts, or New York, New York, of its own selection and having an aggregate capital, surplus, and undivided profits, as shown by its last published report, of not less than $100,000,000, all property held by the Custodian under this Agreement and to transfer to an account of such successor custodian all of the Fund's investments held in any Securities System; thereafter, such bank or trust company shall be the successor of the Custodian under this Agreement.

     In the event that any property held pursuant to this Agreement remains in the possession of the Custodian after the date of termination hereof owing to failure of the Fund to procure the certified copy of the vote referred to or of the Board to appoint a successor custodian, the Custodian shall be entitled to fair compensation for its services during such period as the Custodian retains possession of such property, and the provisions of this Agreement relating to the duties and obligations of the Custodian shall remain in full force and effect.

SECTION 12.    GENERAL.

     SECTION 12.1
COMPENSATION OF CUSTODIAN. The Custodian shall be entitled to compensation for its services and reimbursement of its expenses as Custodian as agreed upon from time to time between the Fund and the Custodian.

     SECTION 12.2
MASSACHUSETTS LAW TO APPLY. This Agreement shall be construed and the provisions thereof interpreted under and in accordance with laws of The Commonwealth of Massachusetts.

     SECTION 12.3
RECORDS. The Custodian shall create and maintain all records relating to its activities and obligations under this Agreement in such manner as will meet the obligations of the Fund under the 1940 Act, with particular attention to Section 31 thereof and Rules 31a-1 and 31a-2 thereunder. All such records shall be the property of the Fund and shall at all times during the regular business hours of the Custodian be open for inspection by duly authorized officers, employees or agents of the Fund and employees and agents of the SEC. The Custodian shall, at the Fund's request, supply the Fund with a tabulation of investments owned by the Fund and held by the Custodian hereunder, and shall, when requested to do so by an officer of the Fund, and for such compensation as shall be agreed upon between the Fund and the Custodian, include certificate numbers in such tabulations.

     SECTION 12.4
OPINION OF FUND'S INDEPENDENT ACCOUNTANT. The Custodian shall take all reasonable action as the Fund may from time to time request to obtain from year to year favorable opinions from the Fund's independent accountants with respect to its activities hereunder in connection with the preparation of the Fund's Form N-1A, the preparation of the Fund's Form N-SAR, the preparation of any other annual reports to the SEC with respect to the Fund, and with respect to any other requirements of the SEC.

     SECTION 12.5
INTERPRETIVE AND ADDITIONAL PROVISIONS. In connection with the operation of this Agreement, the Custodian and the Fund may from time to time agree on such provisions interpretive of or in addition to the provisions of this Agreement as may in their joint opinion be consistent with the general tenor of this Agreement. Any such interpretive or additional provisions shall be in a writing signed by both parties and shall be annexed hereto, provided that no such interpretive or additional provisions shall contravene any applicable federal or state regulations or any provision of the Governing Documents. No interpretive or additional provisions made as provided in the preceding sentence shall be deemed to be an amendment of this Agreement.

     SECTION 12.6
BOND. The Custodian shall at all times maintain a bond in such form and amount as is acceptable to the Fund, which shall be issued by a reputable fidelity insurance company authorized to do business in the place where such bond is issued, against larceny and embezzlement, covering each officer and employee of the Custodian who may, singly or jointly with others, have access to securities or funds of the Fund, either directly or through authority to receive and carry out any certificate instruction, order request, note or other instrument required or permitted by this Agreement. The Custodian agrees that it shall not cancel, terminate or modify such bond insofar as it adversely affects the Fund except after written notice given to the Fund not less than 10 days prior to the effective date of such cancellation, termination or modification. The Custodian shall, upon request, furnish to the Fund a copy of each such bond and each amendment thereto.

     SECTION 12.7
CONFIDENTIALITY. The Custodian agrees to treat all records and other information relative to the Fund and its prior, present or future shareholders as confidential, and the Custodian, on behalf of itself and its employees, agrees to keep confidential all such information except, after prior notification to and approval in writing by the Fund, which approval shall not be unreasonably withheld and may not be withheld where the Custodian may be exposed to civil or criminal contempt proceedings for failure to comply when requested to divulge such information by duly constituted authorities, or when so requested by the Fund.

     SECTION 12.8
EXEMPTION FROM LIEN. Except as set forth in Section 9 hereof, the securities and other assets held by the Custodian hereunder shall not be subject to lien or charge of any kind in favor of the Custodian or any person claiming through the Custodian. Nothing herein shall be deemed to deprive the Custodian of its right to invoke any and all remedies available at law or equity to collect amounts due it under this Agreement.

     SECTION 12.9
ASSIGNMENT. This Agreement may not be assigned by either party without the written consent of the other, except that either party may assign its rights and obligations hereunder to a party controlling, controlled by, or under common control with such party.

     SECTION 12.10 PRIOR AGREEMENTS. Without derogating the rights established thereunder prior to the date of this Agreement, this Agreement supersedes and terminates, as of the date hereof, all prior agreements between the Fund and the Custodian relating to the custody of Fund assets.

     SECTION 12.11 COUNTERPARTS. This Agreement may be executed in several counterparts, each of which shall be deemed to be an original, and all such counterparts taken together shall constitute but one and the same Agreement.

     SECTION 12.12 NOTICES. Any notice, instruction or other instrument required to be given hereunder may be delivered in person to the offices of the parties as set forth herein during normal business hours or delivered prepaid registered mail or by telex, cable or telecopy to the parties at the following addresses or such other addresses as may be notified by any party from time to time.

  To any Fund:       c/o T. ROWE PRICE ASSOCIATES, INC.
                     100 East Pratt Street
                     Baltimore, Maryland 21202
                     Attention:  Carmen Deyesu
                     Telephone:  410-345-6658
                     Telecopy:  410-685-8827/8830

  To the Custodian: STATE STREET BANK AND TRUST COMPANY
                     1776 Heritage Drive
                     North Quincy, Massachusetts 02171, U.S.A.
                     Attention: Carol C. Ayotte
                     Telephone:  617-985-6894
                     Telecopy:  617-537-6321

     Such notice, instruction or other instrument shall be deemed to have been served in the case of a registered letter at the expiration of five business days after posting, in the case of cable twenty-four hours after dispatch and, in the case of telex, immediately on dispatch and if delivered outside normal business hours it shall be deemed to have been received at the next time after delivery when normal business hours commence and in the case of cable, telex or telecopy on the business day after the receipt thereof. Evidence that the notice was properly addressed, stamped and put into the post shall be conclusive evidence of posting.

     SECTION 12.13 ENTIRE AGREEMENT. This Agreement (including all schedules, appendices, exhibits and attachments hereto) constitutes the entire Agreement between the parties with respect to the subject matter hereof.

     SECTION 12.14 HEADINGS NOT CONTROLLING. Headings used in this Agreement are for reference purposes only and shall not be deemed a part of this Agreement.

     SECTION 12.15 SURVIVAL. All provisions regarding indemnification, confidentiality, warranty, liability and limits thereon shall survive following the expiration or termination of this Agreement.

     SECTION 12.16 SEVERABILITY. In the event any provision of this Agreement is held illegal, void or unenforceable, the balance shall remain in effect.

     SECTION 12.17 THE PARTIES. All references herein to the "Fund" are to each of the funds listed on Appendix A hereto individually, as if this Agreement were between such individual Fund and the Custodian. In the case of a series fund or trust, all references to the "Fund" are to the individual series or portfolio of such fund or trust, or to such fund or trust on behalf of the individual series or portfolio, as appropriate. Any reference in this Agreement to "the parties" shall mean the Custodian and such other individual Fund as to which the matter pertains. Each Fund hereby represents and warranties that (i) it has the requisite power and authority under applicable laws and its Governing Documents to enter into and perform this Agreement, (ii) all requisite proceedings have been taken to authorize it to enter into and perform this Agreement, and (iii) its entrance into this Agreement shall not cause a material breach or be in material conflict with any other agreement or obligation of the Fund or any law or regulation applicable to it.

     SECTION 12.18 DIRECTORS AND TRUSTEES. It is understood and is expressly stipulated that neither the holders of Shares nor any member of the Board be personally liable hereunder. Whenever reference is made herein to an action required to be taken by the Board, such action may also be taken by the Board's executive committee.

     SECTION 12.19 MASSACHUSETTS BUSINESS TRUST. With respect to any Fund which is a party to this Agreement and which is organized as a Massachusetts business trust, the term "Fund" means and refers to the trustees from time to time serving under the applicable trust agreement of such trust, as the same may be amended from time to time (the "DECLARATION OF TRUST"). It is expressly agreed that the obligations of any such Fund hereunder shall not be binding upon any of the trustees, shareholders, nominees, officers, agents or employees of the Fund personally, but bind only the trust property of the Fund as set forth in the applicable Declaration of Trust. In the case of each Fund which is a Massachusetts business trust (in each case, a "TRUST"), the execution and delivery of this Agreement on behalf of the Trust has been authorized by the trustees, and signed by an authorized officer, of the Trust, in each case acting in such capacity and not individually, and neither such authorization by the trustees nor such execution and delivery by such officer shall be deemed to have been made by any of them individually, but shall bind only the trust property of the Trust as provided in its Declaration of Trust.

     SECTION 12.20 REPRODUCTION OF DOCUMENTS. This Agreement and all schedules, exhibits, attachments and amendments hereto may be reproduced by any photographic, photostatic, microfilm, micro-card, miniature photographic or other similar process. The parties hereto all/each agree that any such reproduction shall be admissible in evidence as the original itself in any judicial or administrative proceeding, whether or not the original is in existence and whether or not such reproduction was made by a party in the regular course of business, and that any enlargement, facsimile or further reproduction of such reproduction shall likewise be admissible in evidence.

     SECTION 12.21 SHAREHOLDER COMMUNICATIONS ELECTION. SEC Rule 14b-2 requires banks which hold securities for the account of customers to respond to requests by issuers of securities for the names, addresses and holdings of beneficial owners of securities of that issuer held by the bank unless the beneficial owner has expressly objected to disclosure of this information. In order to comply with the rule, the Custodian needs the Fund to indicate whether it authorizes the Custodian to provide the Fund's name, address, and share position to requesting companies whose securities the Fund owns. If the Fund tells the Custodian "no", the Custodian will not provide this information to requesting companies. If the Fund tells the Custodian "yes" or does not check either "yes" or "no" below, the Custodian is required by the rule to treat the Fund as consenting to disclosure of this information for all securities owned by the Fund or any funds or accounts established by the Fund. For the Fund's protection, the Rule prohibits the requesting company from using the Fund's name and address for any purpose other than corporate communications. Please indicate below whether the Fund consents or objects by checking one of the alternatives below.

     YES [  ]
               The Custodian is authorized to release the Fund's name, address, and share positions.

     NO  [X]
               The Custodian is not authorized to release the Fund's name, address, and share positions.

              DATA ACCESS SERVICES ADDENDUM TO CUSTODIAN AGREEMENT

     Addendum to the Custodian Agreement (as defined below) between each fund listed on Appendix A to the Custodian Agreement, as such Appendix A is amended from time to time (each such fund listed on Appendix A shall be individually referred to herein as the "FUND"), and State Street Bank and Trust Company ("STATE STREET").

                                    PREAMBLE

     WHEREAS, State Street has been appointed as custodian of certain assets of the Fund pursuant to a certain Custodian Agreement (the "CUSTODIAN AGREEMENT") dated as of January 28, 1998, and amended thereafter from time to time;

     WHEREAS, State Street has developed and utilizes proprietary accounting and other systems, including State Street's proprietary Multicurrency HORIZON/R/ Accounting System, in its role as custodian of the Fund, and maintains certain Fund-related data ("FUND DATA") in databases under the control and ownership of State Street (the "DATA ACCESS SERVICES"); and

     WHEREAS, State Street makes available to the Fund (and certain of the Fund's agents as set forth herein) certain Data Access Services solely for the benefit of the Fund, and intends to provide additional services, consistent with the terms and conditions of this Addendum.

     NOW, THEREFORE, in consideration of the mutual covenants and agreements herein contained, and for other good and valuable consideration, the parties agree as follows:


1.   SYSTEM AND DATA ACCESS SERVICES

     a.
System.  Subject to the terms and conditions of this Addendum and solely for the
------
purpose of providing access to Fund Data as set forth herein, State Street hereby agrees to provide the Fund, or certain third parties approved by State Street that serve as the Fund's investment advisors, investment managers or fund accountants (the "FUND ACCOUNTANTS") or as the Fund's independent auditors (the "AUDITOR"), with access to State Street's Multicurrency HORIZON/R/ Accounting System and the other information systems described in Attachment A (collectively, the "SYSTEM") on a remote basis solely on the computer hardware, system software and telecommunication links described in Attachment B (the "DESIGNATED

CONFIGURATION") or on any designated substitute or back-up equipment configuration consented to in writing by State Street, such consent not to be unreasonably withheld.

     b.
Data Access Services.  State Street agrees to make available to the Fund the
---- ------ --------
Data Access Services subject to the terms and conditions of this Addendum and such data access operating standards and procedures as may be issued by State Street from time to time. The Fund shall be able to access the System to (i) originate electronic instructions to State Street in order to (a) effect the transfer or movement of cash or securities held under custody by State Street or
(b) transmit accounting or other information (the transactions described in (i)(a) and (i)(b) above are referred to herein as "CLIENT ORIGINATED ELECTRONIC FINANCIAL INSTRUCTIONS"), and (ii) access data for the purpose of reporting and analysis, which shall all be deemed to be Data Access Services for purposes of this Addendum.

     c.
Additional Services.  State Street may from time to time agree to make available
---------- --------
to the Fund additional Systems that are not described in the attachments to this Addendum. In the absence of any other written agreement concerning such additional systems, the term "SYSTEM" shall include, and this Addendum shall govern, the Fund's access to and use of any additional System made available by State Street and/or accessed by the Fund.

2.   NO USE OF THIRD PARTY SYSTEMS-LEVEL SOFTWARE

     State Street and the Fund acknowledge that in connection with the Data Access Services provided under this Addendum, the Fund will have access, through the Data Access Services, to Fund Data and to functions of State Street's proprietary systems; provided, however that in no event will the Fund have direct access to any third party systems-level software that retrieves data for, stores data from, or otherwise supports the System.

3.   LIMITATION ON SCOPE OF USE

     a.
Designated Equipment; Designated Locations.  The System and the Data Access
---------- ---------- ---------- ---------
Services shall be used and accessed solely on and through the Designated Configuration at the offices of the Fund or the Fund Accountants in Baltimore, Maryland or Owings Mills, Maryland ("DESIGNATED LOCATIONS").

     b.
Designated Configuration; Trained Personnel.   State Street and the Fund shall
---------- -------------- ------- ---------
be responsible for supplying, installing and maintaining the Designated Configuration at the Designated Locations. State Street and the Fund agree that each will engage or retain the services of trained personnel to enable both parties to perform their respective obligations under this Addendum. State Street agrees to use commercially reasonable efforts to maintain the System so that it remains serviceable, provided, however, that State Street does not guarantee or assure uninterrupted remote access use of the System.

     c.
Scope of Use.  The Fund will use the System and the Data Access Services only
----- -- ---
for the processing of securities transactions, the keeping of books of account for the Fund and accessing data for purposes of reporting and analysis. The Fund shall not, and shall cause its employees and agents not to (i) permit any unauthorized third party to use the System or the Data Access Services, (ii) sell, rent, license or otherwise use the System or the Data Access Services in the operation of a service bureau or for any purpose other than as expressly authorized under this Addendum, (iii) use the System or the Data Access Services for any fund, trust or other investment vehicle), other than as set forth herein, without the prior written consent of State Street, (iv) allow access to the System or the Data Access Services through terminals or any other computer or telecommunications facilities located outside the Designated Locations, (v) allow or cause any information (other than portfolio holdings, valuations of portfolio holdings, and other information reasonably necessary for the management or distribution of the assets of the Fund) transmitted from State Street's databases, including data from third party sources, available through use of the System or the Data Access Services to be redistributed or retransmitted to another computer, terminal or other device for other than use for or on behalf of the Fund or (vi) modify the System in any way, including without limitation developing any software for or attaching any devices or computer programs to any equipment, system, software or database which forms a part of or is resident on the Designated Configuration.

     d.
Other Locations.  Except in the event of an emergency or of a planned System
----- ---------
shutdown, the Fund's access to services performed by the System or to Data Access Services at the Designated Locations may be transferred to a different location only upon the prior written consent of State Street. In the event of an emergency or System shutdown, the Fund may use any back-up site included in the Designated Configuration or any other back-up site agreed to by State Street, which agreement will not be unreasonably withheld. The Fund may secure from State Street the right to access the System or the Data Access Services through computer and telecommunications facilities or devices complying with the Designated Configuration at additional locations only upon the prior written consent of State Street and on terms to be mutually agreed upon by the parties.

     e.
Title.  Title and all ownership and proprietary rights to the System, including
-----
any enhancements or modifications thereto, whether or not made by State Street, are and shall remain with State Street.

     f.
No Modification.  Without the prior written consent of State Street, the Fund
-- ------------
shall not modify, enhance or otherwise create derivative works based upon the System, nor shall the Fund reverse engineer, decompile or otherwise attempt to secure the source code for all or any part of the System.

     g.
Security Procedures.  The Fund shall comply with data access operating standards
-------- ----------
and procedures and with user identification or other password control requirements and other security procedures as may be issued from time to time by State Street for use of the System on a remote basis and to access the Data Access Services. The Fund shall have access only to the Fund Data and authorized transactions agreed upon from time to time by State Street and, upon notice from State Street, the Fund shall discontinue remote use of the System and access to Data Access Services for any security reasons cited by State Street; provided, that, in such event, State Street shall, for a period not less than 180 days (or such other shorter period specified by the Fund) after such discontinuance, assume responsibility to provide accounting services under the terms of the Custodian Agreement.

     h.
Inspections.  State Street shall have the right to inspect the use of the System
-----------
and the Data Access Services by the Fund, the Fund Accountants and the Auditor to ensure compliance with this Addendum. The on-site inspections shall be upon prior written notice to Fund, the Fund Accountants and the Auditor and at reasonably convenient times and frequencies so as not to result in an unreasonable disruption of the Fund's or the Fund Accountants' or the Auditor respective businesses.

4.   PROPRIETARY INFORMATION

     a.
Proprietary Information.  The Fund acknowledges and State Street represents that
----------- -----------
the System and the databases, computer programs, screen formats, report formats, interactive design techniques, documentation and other information made available to the Fund by State Street as part of the Data Access Services and through the use of the System constitute copyrighted, trade secret, or other proprietary information of substantial value to State Street. Any and all such information provided by State Street to the Fund shall be deemed proprietary and confidential information of State Street (hereinafter "PROPRIETARY INFORMATION"). The Fund agrees that it will hold such Proprietary Information in the strictest confidence and secure and protect it in a manner consistent with its own procedures for the protection of its own confidential information and to take appropriate action by instruction or agreement with its employees or agents who are permitted access to the Proprietary Information to satisfy its obligations hereunder. The Fund further acknowledges that State Street shall not be required to provide the Fund Accountants or the Auditor with access to the System unless it has first received from the Fund Accountants and the Auditor an undertaking with respect to State Street's Proprietary Information in the form of Attachment C and/or Attachment C-1 to this Addendum. The Fund shall use all commercially reasonable efforts to assist State Street in identifying and preventing any unauthorized use, copying or disclosure of the Proprietary Information or any portions thereof or any of the logic, formats or designs contained therein.

     b.
Cooperation.  Without limitation of the foregoing, the Fund shall advise State
-----------
Street immediately in the event the Fund learns or has reason to believe that any person to whom the Fund has given access to the Proprietary Information, or any portion thereof, has violated or intends to violate the terms of this Addendum, and the Fund will, at its reasonable expense, cooperate with State Street in seeking injunctive or other equitable relief in the name of the Fund or State Street against any such person.

     c.
Injunctive Relief.  The Fund acknowledges that the disclosure of any Proprietary
---------- ------
Information, or of any information which at law or equity ought to remain confidential, will immediately give rise to continuing irreparable injury to State Street inadequately compensable in damages at law. In addition, State Street shall be entitled to obtain immediate injunctive relief against the breach or threatened breach of any of the foregoing undertakings, in addition to any other legal remedies which may be available.

     d.
Survival.  The provisions of this Section 4 shall survive the termination of
--------
this Addendum.

5.   LIMITATION ON LIABILITY

     a.
Standard of Care and Limitation on Amount and Time for Bringing Action.  State
-------- -- ---- --- ---------- -- ------ --- ---- --- -------- ------
Street shall be held to a standard of reasonable care with respect to all of its duties and obligations under this Addendum. The Fund agrees that any liability of State Street to the Fund or any third party arising with respect to the System or State Street's provision of Data Access Services under this Data Access Services Addendum shall be limited to the amount paid by the Fund for the preceding 24 months for such services. The foregoing limitation shall relate solely to State Street's provision of the Data Access Services pursuant to this Addendum and is not intended to limit State Street's responsibility to perform in accordance with the Custodian Agreement, including its duty to act in accordance with Proper Instructions. In no event shall State Street be liable to the Fund or any other party pursuant to this Addendum for any special, indirect, punitive or consequential damages even if advised of the possibility of such damages. No action, regardless of form, arising out of the terms of this Addendum may be brought by the Fund more than two years after the Fund has knowledge that the cause of action has arisen.

     b.
Limited Warranties.  NO OTHER WARRANTIES, WHETHER EXPRESS OR IMPLIED, INCLUDING,
------- ----------
WITHOUT LIMITATION, THE IMPLIED WARRANTIES OF MERCHANTABILITY AND FITNESS FOR A PARTICULAR PURPOSE, ARE MADE BY STATE STREET.

     c.
Third-Party Data.  Organizations from which State Street may obtain certain data
----------- ----
included in the System or the Data Access Services are solely responsible for the contents of such data, and State Street shall have no liability for claims arising out of the contents of such third-party data, including, but not limited to, the accuracy thereof.

     d.
Regulatory Requirements.  As between State Street and the Fund, the Fund shall
---------- ------------
be solely responsible for the accuracy of any accounting statements or reports produced using the Data Access Services and the System and the conformity thereof with any requirements of law.

     e.
Force Majeure.  Neither party shall be liable for any costs or damages due to
----- -------
delay or nonperformance under this Data Access Services Addendum arising out of any cause or event beyond such party's control, including, without limitation, cessation of services hereunder or any damages resulting therefrom to the other party as a result of work stoppage, power or other mechanical failure, computer virus, natural disaster, governmental action, or communication disruption.

6.   INDEMNIFICATION

     The Fund agrees to indemnify and hold State Street harmless from any loss, damage or expense including reasonable attorney's fees, (a "loss") suffered by State Street arising from (i) the negligence or willful misconduct in the use by the Fund of the Data Access Services or the System, including any loss incurred by State Street resulting from a security breach at the Designated Locations or committed by the Fund's employees or agents or the Fund Accountants or the and Auditor, and (ii) any loss resulting from incorrect Client Originated Electronic Financial Instructions. State Street shall be entitled to rely on the validity and authenticity of Client Originated Electronic Financial Instructions without undertaking any further inquiry as long as such instruction is undertaken in conformity with security procedures established by State Street from time to time.

7.   FEES

     Fees and charges for the use of the System and the Data Access Services and related payment terms shall be as set forth in the custody fee schedule in effect from time to time between the parties (the "FEE SCHEDULE"). Any tariffs, duties or taxes imposed or levied by any government or governmental agency by reason of the transactions contemplated by this Addendum, including, without limitation, federal, state and local taxes, use, value added and personal property taxes (other than income, franchise or similar taxes which may be imposed or assessed against State Street) shall be borne by the Fund. Any claimed exemption from such tariffs, duties or taxes shall be supported by proper documentary evidence delivered to State Street.

8.   TRAINING, IMPLEMENTATION AND CONVERSION

     a.
Training.  State Street agrees to provide training, at a designated State Street
--------
training facility or at the Designated Locations, to the Fund's personnel in connection with the use of the System on the Designated Configuration. The Fund agrees that it will set aside, during regular business hours or at other times agreed upon by both parties, sufficient time to enable all operators of the System and the Data Access Services, designated by the Fund, to receive the training offered by State Street pursuant to this Addendum.

     b.
Installation and Conversion.  State Street and the Fund shall be responsible for
------------ --- ----------
the technical installation and conversion ("INSTALLATION AND CONVERSION") of the Designated Configuration. The Fund shall have the following responsibilities in connection with Installation and Conversion of the System:

     (i)
          The Fund shall be solely responsible for the timely acquisition and maintenance of the hardware and software that attach to the Designated Configuration in order to use the Data Access Services at the Designated Locations, and

     (ii)
          State Street and the Fund each agree that they will assign qualified personnel to actively participate during the Installation and Conversion phase of the System implementation to enable both parties to perform their respective obligations under this Addendum.

9.   SUPPORT

     During the term of this Addendum, State Street agrees to provide the support services set out in Attachment D to this Addendum.

10.  TERM

     a.
Term.  This Addendum shall become effective on the date of its execution by
----
State Street and shall remain in full force and effect until terminated as herein provided.

     b.
Termination.  Either party may terminate this Addendum (i)  for any reason by
-----------
giving the other party at least one-hundred and eighty (180) days' prior written notice in the case of notice of termination by State Street to the Fund or thirty (30) days' notice in the case of notice from the Fund to State Street of termination; or (ii) immediately for failure of the other party to comply with any material term and condition of the Addendum by giving the other party written notice of termination. In the event the Fund shall cease doing business, shall become subject to proceedings under the bankruptcy laws (other than a petition for reorganization or similar proceeding) or shall be adjudicated bankrupt, this Addendum and the rights granted hereunder shall, at the option of State Street, immediately terminate with notice to the Fund. This Addendum shall in any event terminate as to any Fund within ninety (90) days after the termination of the Custodian Agreement.

     c.
Termination of the Right to Use.  Upon termination of this Addendum for any
----------- -- --- ----- -- ---
reason, any right to use the System and access to the Data Access Services shall terminate and the Fund shall immediately cease use of the System and the Data Access Services. Immediately upon termination of this Addendum for any reason, the Fund shall return to State Street all copies of documentation and other Proprietary Information in its possession; provided, however, that in the event that either party terminates this Addendum or the Custodian Agreement for any reason other than the Fund's breach, State Street shall provide the Data Access Services for a period of time and at a price to be agreed upon in writing by the parties.

11.  MISCELLANEOUS

     a.Year 2000.  State Street will take all steps necessary to ensure that its
       ---- ----
products (and those of its third-party suppliers) reflect the available state of the art technology to offer products that are Year 2000 compliant, including, but not limited to, century recognition of dates, calculations that correctly compute same century and multi-century formulas and date values, and interface values that reflect the date issues arising between now and the next one-hundred years. If any changes are required, State Street will make the changes to its products at no cost to the Fund and in a commercially reasonable time frame and will require third-party suppliers to do likewise.

     b.
Assignment; Successors.  This Addendum and the rights and obligations of the
----------- ----------
Fund and State Street hereunder shall not be assigned by either party without the prior written consent of the other party, except that State Street may assign this Addendum to a successor of all or a substantial portion of its business, or to a party controlling, controlled by, or under common control with State Street.

     c.
Survival.  All provisions regarding indemnification, warranty, liability and
--------
limits thereon, and confidentiality and/or protection of proprietary rights and trade secrets shall survive the termination of this Addendum.

     d.
Entire Agreement.  This Addendum and the attachments hereto constitute the
------ ---------
entire understanding of the parties hereto with respect to the Data Access Services and the use of the System and supersedes any and all prior or contemporaneous representations or agreements, whether oral or written, between the parties as such may relate to the Data Access Services or the System, and cannot be modified or altered except in a writing duly executed by the parties. This Addendum is not intended to supersede or modify the duties and liabilities of the parties hereto under the Custodian Agreement or any other agreement between the parties hereto except to the extent that any such agreement specifically refers to the Data Access Services or the System. No single waiver or any right hereunder shall be deemed to be a continuing waiver.

     e.   Severability.
          ------------
If any provision or provisions of this Addendum shall be held to be invalid, unlawful, or unenforceable, the validity, legality, and enforceability of the remaining provisions shall not in any way be affected or impaired.

     f.
Governing Law.  This Addendum shall be interpreted and construed in accordance
--------- ---
with the internal laws of The Commonwealth of Massachusetts without regard to the conflict of laws provisions thereof.

                                  ATTACHMENT A

                   MULTICURRENCY HORIZON/R/ ACCOUNTING SYSTEM
                           SYSTEM PRODUCT DESCRIPTION


I. The Multicurrency HORIZON/R/ Accounting System is designed to provide lot level portfolio and general ledger accounting for SEC and ERISA type requirements and includes the following services: 1) recording of general ledger entries; 2) calculation of daily income and expense; 3) reconciliation of daily activity with the trial balance, and 4) appropriate automated feeding mechanisms to (i) domestic and international settlement systems, (ii) daily, weekly and monthly evaluation services, (iii) portfolio performance and analytic services,
(iv) customer's internal computing systems and (v) various State Street provided information services products.

II. GlobalQuest/R/ GlobalQuest/R/ is designed to provide customer access to the following information maintained on The Multicurrency HORIZON/R/ Accounting
System: 1) cash transactions and balances; 2) purchases and sales; 3) income receivables; 4) tax refund; 5) daily priced positions; 6) open trades; 7) settlement status; 8) foreign exchange transactions; 9) trade history; and 10) daily, weekly and monthly evaluation services.

III. HORIZON/R/ Gateway. HORIZON/R/ Gateway provides customers with the ability to (i) generate reports using information maintained on the Multicurrency HORIZON/R/ Accounting System which may be viewed or printed at the customer's location; (ii) extract and download data from the Multicurrency HORIZONR Accounting System; and (iii) access previous day and historical data.
 The following information which may be accessed for these purposes: 1) holdings; 2) holdings pricing; 3) transactions, 4) open trades; 5) income;
 6) general ledger and  7) cash.

IV.    State Street Interchange.  State Street Interchange is an open
       ------------------------
information delivery architecture wherein proprietary communication products, data formats and workstation tools are replaced by industry standards and is designed to enable the connection of State Street's network to customer networks, thereby facilitating the sharing of information.
                                  ATTACHMENT C

                                  UNDERTAKING
                               (FUND ACCOUNTANTS)

     The undersigned understands that in the course of its employment as Fund Accountant to each fund listed on Appendix A (as amended from time to time) to that certain Custodian Agreement dated as of January 28, 1998 (the "FUND"), it will have access to State Street Bank and Trust Company's Multicurrency HORIZON Accounting System and other information systems (collectively, the "SYSTEM").

     The undersigned acknowledges that the System and the databases, computer programs, screen formats, report formats, interactive design techniques, documentation, and other information made available to the Undersigned by State Street Bank and Trust Company ("STATE STREET") as part of the Data Access Services provided to the Fund and through the use of the System constitute copyrighted, trade secret, or other proprietary information of substantial value to State Street. Any and all such information provided by State Street to the Undersigned shall be deemed proprietary and confidential information of State Street (hereinafter "PROPRIETARY INFORMATION"). The undersigned agrees that it will hold such Proprietary Information in confidence and secure and protect it in a manner consistent with its own procedures for the protection of its own confidential information and to take appropriate action by instruction or agreement with its employees who are permitted access to the Proprietary Information to satisfy its obligations hereunder.

     The undersigned will not attempt to intercept data, gain access to data in transmission, or attempt entry into any system or files for which it is not authorized. It will not intentionally adversely affect the integrity of the System through the introduction of unauthorized code or data, or through unauthorized deletion.

     Upon notice by State Street for any reason, any right to use the System and access to the Data Access Services shall terminate and the Undersigned shall immediately cease use of the System and the Data Access Services. Immediately upon notice by State Street for any reason, the undersigned shall return to State Street all copies of documentation and other Proprietary Information in its possession.

                                    [The Fund Accountants]


                         By:       ______________________________

                         Title:    ______________________________

                         Date:     ______________________________

                                 ATTACHMENT C-1

                                  UNDERTAKING
                                   (AUDITOR)

     The undersigned understands that in the course of its employment as Auditor to each fund listed on Appendix A (as amended from time to time) to that certain Custodian Agreement dated as of January 28, 1998 (the "FUND") it will have access to State Street Bank and Trust Company's Multicurrency HORIZON Accounting System and other information systems (collectively, the "SYSTEM").

     The undersigned acknowledges that the System and the databases, computer programs, screen formats, report formats, interactive design techniques, documentation, and other information made available to the Undersigned by State Street Bank and Trust Company ("STATE STREET") as part of the Data Access Services provided to the Fund and through the use of the System constitute copyrighted, trade secret, or other proprietary information of substantial value to State Street. Any and all such information provided by State Street to the Undersigned shall be deemed proprietary and confidential information of State Street (hereinafter "PROPRIETARY INFORMATION"). The undersigned agrees that it will hold such Proprietary Information in confidence and secure and protect it in a manner consistent with its own procedures for the protection of its own confidential information and to take appropriate action by instruction or agreement with its employees who are permitted access to the Proprietary Information to satisfy its obligations hereunder.

     The undersigned will not attempt to intercept data, gain access to data in transmission, or attempt entry into any system or files for which it is not authorized. It will not intentionally adversely affect the integrity of the System through the introduction of unauthorized code or data, or through unauthorized deletion.

     Upon notice by State Street for any reason, any right to use the System and access to the Data Access Services shall terminate and the Undersigned shall immediately cease use of the System and the Data Access Services. Immediately upon notice by State Street for any reason, the undersigned shall return to State Street all copies of documentation and other Proprietary Information in its possession.

                                    [The Auditor]

                         By:       ______________________________

                         Title:    ______________________________

                         Date:     ______________________________

                                  ATTACHMENT D

                                    SUPPORT

     During the term of this Addendum, State Street agrees to provide the following on-going support services:

     a.
Telephone Support. The Fund Designated Persons may contact State Street's HORIZON/R/ Help Desk and Fund Assistance Center between the hours of 8 a.m. and 6 p.m. (Eastern time) on all business days for the purpose of obtaining answers to questions about the use of the System, or to report apparent problems with the System. From time to time, the Fund shall provide to State Street a list of persons who shall be permitted to contact State Street for assistance (such persons being referred to as the "FUND DESIGNATED PERSONS").

     b.
Technical Support.  State Street will provide technical support to assist the
--------- -------
Fund in using the System and the Data Access Services. The total amount of technical support provided by State Street shall not exceed 10 resource days per year. State Street shall provide such additional technical support as is expressly set forth in the fee schedule in effect from time to time between the parties (the "FEE SCHEDULE"). Technical support, including during installation and testing, is subject to the fees and other terms set forth in the Fee Schedule.

     c.  Maintenance Support.  State Street shall use commercially reasonable
         -------------------
efforts to correct system functions that do not work according to the System Product Description as set forth on Attachment A in priority order in the next scheduled delivery release or otherwise as soon as is practicable.

     d.
System Enhancements.  State Street will provide to the Fund any enhancements to
------ ------------
the System developed by State Street and made a part of the System; provided that State Street offer the Fund reasonable training on the enhancement.
 Charges for system enhancements shall be as provided in the Fee Schedule. State Street retains the right to charge for related systems or products that may be developed and separately made available for use other than through the System.

     e.
Custom Modifications.  In the event the Fund desires custom modifications in
------ -------------
connection with its use of the System, the Fund shall make a written request to State Street providing specifications for the desired modification. Any custom modifications may be undertaken by State Street in its sole discretion in accordance with the Fee Schedule.

     f.
Limitation on Support.  State Street shall have no obligation to support the
---------- -- -------
Fund's use of the System: (1) for use on any computer equipment or telecommunication facilities which does not conform to the Designated Configuration or (ii) in the event the Fund has modified the System in breach of this Addendum.

     In WITNESS WHEREOF, each of the parties has caused this instrument to be executed in its name and on its behalf by its duly authorized representative as of the date and year first written above.

               T. ROWE PRICE GROWTH STOCK FUND, INC.
               T. ROWE PRICE NEW HORIZONS FUND, INC.
               T. ROWE PRICE NEW ERA FUND, INC.
               T. ROWE PRICE NEW INCOME FUND, INC.
               T. ROWE PRICE PRIME RESERVE FUND, INC.
               T. ROWE PRICE INTERNATIONAL FUNDS, INC.
                  T. Rowe Price International Bond Fund
                  T. Rowe Price International Stock Fund
                  T. Rowe Price International Discovery Fund
                  T. Rowe Price European Stock Fund
                  T. Rowe Price New Asia Fund
                  T. Rowe Price Global Government Bond Fund
                  T. Rowe Price Japan Fund
                  T. Rowe Price Latin America Fund
                  T. Rowe Price Emerging Markets Bond Fund
                  T. Rowe Price Emerging Markets Stock Fund
                  T. Rowe Price Global Stock Fund
               T. ROWE PRICE GROWTH & INCOME FUND, INC.
               T. ROWE PRICE SHORT-TERM BOND FUND, INC.
               T. ROWE PRICE TAX-FREE INCOME FUND, INC.
               T. ROWE PRICE TAX-EXEMPT MONEY FUND, INC.
               T. ROWE PRICE TAX-FREE SHORT-INTERMEDIATE FUND, INC.
               T. ROWE PRICE HIGH YIELD FUND, INC.
               T. ROWE PRICE TAX-FREE HIGH YIELD FUND, INC.
               T. ROWE PRICE NEW AMERICA GROWTH FUND
               T. ROWE PRICE EQUITY INCOME FUND
               T. ROWE PRICE GNMA FUND
               T. ROWE PRICE CAPITAL APPRECIATION FUND
               T. ROWE PRICE STATE TAX-FREE INCOME TRUST

                  Maryland Tax-Free Bond Fund
                  Maryland Short-Term Tax-Free Bond Fund
                  New York Tax-Free Bond Fund
                  New York Tax-Free Money Fund
                  Virginia Tax-Free Bond Fund
                  Virginia Short-Term Tax-Free Bond Fund
                  New Jersey Tax-Free Bond Fund
                  Georgia Tax-Free Bond Fund
                  Florida Insured Intermediate Tax-Free Fund
               T. ROWE PRICE CALIFORNIA TAX-FREE INCOME TRUST
                  California Tax-Free Bond Fund
                  California Tax-Free Money Fund
               T. ROWE PRICE SCIENCE & TECHNOLOGY FUND, INC.
               T. ROWE PRICE SMALL-CAP VALUE FUND, INC.
               INSTITUTIONAL INTERNATIONAL FUNDS, INC.
                  Foreign Equity Fund
               T. ROWE PRICE U.S. TREASURY FUNDS, INC.
                  U.S. Treasury Intermediate Fund
                  U.S. Treasury Long-Term Fund
                  U.S. Treasury Money Fund
               T. ROWE PRICE INDEX TRUST, INC.
                  T. Rowe Price Equity Index 500 Fund
                 T. Rowe Price Extended Equity Market Index Fund
                  T. Rowe Price Total Equity Market Index Fund
               T. ROWE PRICE SPECTRUM FUND, INC.
                  Spectrum Growth Fund
                  Spectrum Income Fund
                  Spectrum International Fund
               T. ROWE PRICE BALANCED FUND, INC.
               T. ROWE PRICE SHORT-TERM U.S. GOVERNMENT FUND, INC.
               T. ROWE PRICE MID-CAP GROWTH FUND, INC.
               T. ROWE PRICE TAX-FREE INSURED INTERMEDIATE BOND FUND, INC.
               T. ROWE PRICE DIVIDEND GROWTH FUND, INC.
               T. ROWE PRICE BLUE CHIP GROWTH FUND, INC.
               T. ROWE PRICE SUMMIT FUNDS, INC.
                  T. Rowe Price Summit Cash Reserves Fund
                  T. Rowe Price Summit Limited-Term Bond Fund
                  T. Rowe Price Summit GNMA Fund
               T. ROWE PRICE SUMMIT MUNICIPAL FUNDS, INC.
                  T. Rowe Price Summit Municipal Money Market Fund
                  T. Rowe Price Summit Municipal Intermediate Fund
                  T. Rowe Price Summit Municipal Income Fund

               T. ROWE PRICE EQUITY SERIES, INC.
                  T. Rowe Price Equity Income Portfolio
                  T. Rowe Price New America Growth Portfolio
                 T. Rowe Price Personal Strategy Balanced Portfolio
                  T. Rowe Price Mid-Cap Growth Portfolio
               T. ROWE PRICE INTERNATIONAL SERIES, INC.
                  T. Rowe Price International Stock Portfolio
               T. ROWE PRICE FIXED INCOME SERIES, INC.
                  T. Rowe Price Limited-Term Bond Portfolio
                  T. Rowe Price Prime Reserve Portfolio
               T. ROWE PRICE PERSONAL STRATEGY FUNDS, INC.
                  T. Rowe Price Personal Strategy Balanced Fund
                  T. Rowe Price Personal Strategy Growth Fund
                  T. Rowe Price Personal Strategy Income Fund
               T. ROWE PRICE VALUE FUND, INC.
               T. ROWE PRICE CAPITAL OPPORTUNITY FUND, INC.
               T. ROWE PRICE CORPORATE INCOME FUND, INC.
               T. ROWE PRICE HEALTH SCIENCES FUND, INC.
               T. ROWE PRICE MID-CAP VALUE FUND, INC.
               INSTITUTIONAL DOMESTIC EQUITY FUNDS, INC.
                  Mid-Cap Equity Growth Fund
               T. ROWE PRICE DIVERSIFIED SMALL-CAP GROWTH FUND, INC.
               T. ROWE PRICE FINANCIAL SERVICES FUND, INC.
               T. ROWE PRICE REAL ESTATE FUND, INC.
               T. ROWE PRICE SMALL CAP STOCK FUND, INC.
                  T. Rowe Price Small Cap Stock Fund
               T. ROWE PRICE MEDIA & TELECOMMUNICATIONS FUND, INC.
               T. ROWE PRICE TAX EFFICIENT BALANCED FUND, INC. RESERVE INVESTMENT FUNDS, INC.
                  Government Reserve Investment Fund
                  Reserve Investment Fund

SIGNATURE ATTESTED TO:                         EXECUTED ON BEHALF OF EACH FUND:

      /s/Suzanne E. Fraunhoffer                /s/Carmen Deyesu
By:   _____________________                By:____________________
Name:  Suzanne E. Fraunhoffer               Name: Carmen Deyesu
Title: Legal Assistant                      Title: Treasurer for
                                            each of the foregoing

SIGNATURE ATTESTED TO:
STATE STREET BANK AND TRUST COMPANY

      /s/Glenn Ciotti                          /s/Ronald E. Logue
By:   _____________________                By:____________________
Name:  Glenn Ciotti                         Name: Ronald E. Logue
Title: VP & Assoc. Counsel                  Title: Executive Vice
                                           President

                                   SCHEDULE A


COUNTRY          SUBCUSTODIAN            CENTRAL DEPOSITORY

United Kingdom   State Street Bank      None;
                 and Trust Company      The Bank of England,
                                        The Central Gilts Office (CGO);
                                        The Central Moneymarkets Office (CMO)

Euroclear (The Euroclear System)/ State Street London Limited

                                   APPENDIX A

               T. ROWE PRICE GROWTH STOCK FUND, INC.
               T. ROWE PRICE NEW HORIZONS FUND, INC.
               T. ROWE PRICE NEW ERA FUND, INC.
               T. ROWE PRICE NEW INCOME FUND, INC.
               T. ROWE PRICE PRIME RESERVE FUND, INC.
               T. ROWE PRICE INTERNATIONAL FUNDS, INC.
                  T. Rowe Price International Bond Fund
                  T. Rowe Price International Stock Fund
                  T. Rowe Price International Discovery Fund
                  T. Rowe Price European Stock Fund
                  T. Rowe Price New Asia Fund
                  T. Rowe Price Global Government Bond Fund
                  T. Rowe Price Japan Fund
                  T. Rowe Price Latin America Fund
                  T. Rowe Price Emerging Markets Bond Fund
                  T. Rowe Price Emerging Markets Stock Fund
                  T. Rowe Price Global Stock Fund
               T. ROWE PRICE GROWTH & INCOME FUND, INC.
               T. ROWE PRICE SHORT-TERM BOND FUND, INC.
               T. ROWE PRICE TAX-FREE INCOME FUND, INC.
               T. ROWE PRICE TAX-EXEMPT MONEY FUND, INC.
               T. ROWE PRICE TAX-FREE SHORT-INTERMEDIATE FUND, INC.
               T. ROWE PRICE HIGH YIELD FUND, INC.
               T. ROWE PRICE TAX-FREE HIGH YIELD FUND, INC.
               T. ROWE PRICE NEW AMERICA GROWTH FUND
               T. ROWE PRICE EQUITY INCOME FUND
               T. ROWE PRICE GNMA FUND
               T. ROWE PRICE CAPITAL APPRECIATION FUND
               T. ROWE PRICE STATE TAX-FREE INCOME TRUST
                  Maryland Tax-Free Bond Fund
                  Maryland Short-Term Tax-Free Bond Fund
                  New York Tax-Free Bond Fund
                  New York Tax-Free Money Fund
                  Virginia Tax-Free Bond Fund
                  Virginia Short-Term Tax-Free Bond Fund
                  New Jersey Tax-Free Bond Fund
                  Georgia Tax-Free Bond Fund
                  Florida Insured Intermediate Tax-Free Fund

               T. ROWE PRICE CALIFORNIA TAX-FREE INCOME TRUST
                  California Tax-Free Bond Fund
                  California Tax-Free Money Fund
               T. ROWE PRICE SCIENCE & TECHNOLOGY FUND, INC.
               T. ROWE PRICE SMALL-CAP VALUE FUND, INC.
               INSTITUTIONAL INTERNATIONAL FUNDS, INC.
                  Foreign Equity Fund
               T. ROWE PRICE U.S. TREASURY FUNDS, INC.
                  U.S. Treasury Intermediate Fund
                  U.S. Treasury Long-Term Fund
                  U.S. Treasury Money Fund
               T. ROWE PRICE INDEX TRUST, INC.
                  T. Rowe Price Equity Index 500 Fund
                 T. Rowe Price Extended Equity Market Index Fund
                  T. Rowe Price Total Equity Market Index Fund
               T. ROWE PRICE SPECTRUM FUND, INC.
                  Spectrum Growth Fund
                  Spectrum Income Fund
                  Spectrum International Fund
               T. ROWE PRICE BALANCED FUND, INC.
               T. ROWE PRICE SHORT-TERM U.S. GOVERNMENT FUND, INC.
               T. ROWE PRICE MID-CAP GROWTH FUND, INC.
               T. ROWE PRICE TAX-FREE INSURED INTERMEDIATE BOND FUND, INC.
               T. ROWE PRICE DIVIDEND GROWTH FUND, INC.
               T. ROWE PRICE BLUE CHIP GROWTH FUND, INC.
               T. ROWE PRICE SUMMIT FUNDS, INC.
                  T. Rowe Price Summit Cash Reserves Fund
                  T. Rowe Price Summit Limited-Term Bond Fund
                  T. Rowe Price Summit GNMA Fund
               T. ROWE PRICE SUMMIT MUNICIPAL FUNDS, INC.
                  T. Rowe Price Summit Municipal Money Market Fund
                  T. Rowe Price Summit Municipal Intermediate Fund
                  T. Rowe Price Summit Municipal Income Fund
               T. ROWE PRICE EQUITY SERIES, INC.
                  T. Rowe Price Equity Income Portfolio
                  T. Rowe Price New America Growth Portfolio
                 T. Rowe Price Personal Strategy Balanced Portfolio
                  T. Rowe Price Mid-Cap Growth Portfolio
               T. ROWE PRICE INTERNATIONAL SERIES, INC.
                  T. Rowe Price International Stock Portfolio

               T. ROWE PRICE FIXED INCOME SERIES, INC.
                  T. Rowe Price Limited-Term Bond Portfolio
                  T. Rowe Price Prime Reserve Portfolio
               T. ROWE PRICE PERSONAL STRATEGY FUNDS, INC.
                  T. Rowe Price Personal Strategy Balanced Fund
                  T. Rowe Price Personal Strategy Growth Fund
                  T. Rowe Price Personal Strategy Income Fund
               T. ROWE PRICE VALUE FUND, INC.
               T. ROWE PRICE CAPITAL OPPORTUNITY FUND, INC.
               T. ROWE PRICE CORPORATE INCOME FUND, INC.
               T. ROWE PRICE HEALTH SCIENCES FUND, INC.
               T. ROWE PRICE MID-CAP VALUE FUND, INC.
               INSTITUTIONAL DOMESTIC EQUITY FUNDS, INC.
                  Mid-Cap Equity Growth Fund
               T. ROWE PRICE DIVERSIFIED SMALL-CAP GROWTH FUND, INC.
               T. ROWE PRICE FINANCIAL SERVICES FUND, INC.
               T. ROWE PRICE REAL ESTATE FUND, INC.
               T. ROWE PRICE SMALL CAP STOCK FUND, INC.
                  T. Rowe Price Small Cap Stock Fund
               T. ROWE PRICE MEDIA & TELECOMMUNICATIONS FUND, INC.
               T. ROWE PRICE TAX EFFICIENT BALANCED FUND, INC. RESERVE INVESTMENT FUNDS, INC.
                  Government Reserve Investment Fund
                  Reserve Investment Fund

                                AMENDMENT NO. 1
                         TO CUSTODIAN CONTRACT BETWEEN
                    STATE STREET BANK AND TRUST COMPANY AND
                            THE T. ROWE PRICE FUNDS

The Custodian Contract of January 28, 1998, between State Street Bank and Trust Company and each of the Parties listed on Appendix A thereto is hereby further amended, as of November 4, 1998, by adding thereto T. Rowe Price International Funds, Inc., on behalf of T. Rowe Price International Growth & Income Fund.

T. ROWE PRICE BALANCED FUND, INC.

T. ROWE PRICE BLUE CHIP GROWTH FUND, INC.

T. ROWE PRICE CALIFORNIA TAX-FREE INCOME TRUST
     California Tax-Free Bond Fund
     California Tax-Free Money Fund

T. ROWE PRICE CAPITAL APPRECIATION FUND

T. ROWE PRICE CAPITAL OPPORTUNITY FUND, INC.

T. ROWE PRICE CORPORATE INCOME FUND, INC.

T. ROWE PRICE DIVERSIFIED SMALL-CAP GROWTH FUND, INC.

T. ROWE PRICE DIVIDEND GROWTH FUND, INC.

T. ROWE PRICE EQUITY INCOME FUND

T. ROWE PRICE EQUITY SERIES, INC.
     T. Rowe Price Equity Income Portfolio
     T. Rowe Price New America Growth Portfolio
     T. Rowe Price Personal Strategy Balanced Portfolio
     T. Rowe Price Mid-Cap Growth Portfolio

T. ROWE PRICE FINANCIAL SERVICES FUND, INC.

T. ROWE PRICE FIXED INCOME SERIES, INC.
     T. Rowe Price Limited-Term Bond Portfolio
     T. Rowe Price Prime Reserve Portfolio

T. ROWE PRICE GNMA FUND

T. ROWE PRICE GROWTH & INCOME FUND, INC.

T. ROWE PRICE GROWTH STOCK FUND, INC.

T. ROWE PRICE HEALTH SCIENCES FUND, INC.

T. ROWE PRICE HIGH YIELD FUND, INC.

T. ROWE PRICE INDEX TRUST, INC.
     T. Rowe Price Equity Index 500 Fund
     T. Rowe Price Extended Equity Market Index Fund
     T. Rowe Price Total Equity Market Index Fund

INSTITUTIONAL EQUITY FUNDS, INC.
     Mid-Cap Equity Growth Fund

INSTITUTIONAL INTERNATIONAL FUNDS, INC.
     Foreign Equity Fund

T. ROWE PRICE INTERNATIONAL FUNDS, INC.
     T. Rowe Price International Bond Fund
     T. Rowe Price International Discovery Fund
     T. Rowe Price International Stock Fund
     T. Rowe Price European Stock Fund
     T. Rowe Price New Asia Fund
     T. Rowe Price Global Bond Fund
     T. Rowe Price Japan Fund
     T. Rowe Price Latin America Fund
     T. Rowe Price Emerging Markets Bond Fund
     T. Rowe Price Emerging Markets Stock Fund
     T. Rowe Price Global Stock Fund
     T. Rowe Price International Growth & Income Fund

T. ROWE PRICE INTERNATIONAL SERIES, INC.
     T. Rowe Price International Stock Portfolio

T. ROWE PRICE MEDIA & TELECOMMUNICATIONS FUND, INC.

T. ROWE PRICE MID-CAP GROWTH FUND, INC.

T. ROWE PRICE MID-CAP VALUE FUND, INC.

T. ROWE PRICE NEW AMERICA GROWTH FUND

T. ROWE PRICE NEW ERA FUND, INC.

T. ROWE PRICE NEW HORIZONS FUNDS, INC.

T. ROWE PRICE NEW INCOME FUND, INC.

T. ROWE PRICE PERSONAL STRATEGY FUNDS, INC.
     T. Rowe Price Personal Strategy Balanced Fund
     T. Rowe Price Personal Strategy Growth Fund
     T. Rowe Price Personal Strategy Income Fund

T. ROWE PRICE PRIME RESERVE FUND, INC.

T. ROWE PRICE REAL ESTATE FUND, INC.

RESERVE INVESTMENT FUNDS, INC.
     Reserve Investment Fund
     Government Reserve Investment Fund

T. ROWE PRICE SCIENCE & TECHNOLOGY FUND, INC.

T. ROWE PRICE SHORT-TERM BOND FUND, INC.

T. ROWE PRICE SHORT-TERM U.S. GOVERNMENT FUND, INC.

T. ROWE PRICE SMALL-CAP STOCK FUND, INC.

T. ROWE PRICE SMALL-CAP VALUE FUND, INC.

T. ROWE PRICE SPECTRUM FUND, INC.
     Spectrum Growth Fund
     Spectrum Income Fund
     Spectrum International Fund

T. ROWE PRICE STATE TAX-FREE INCOME TRUST
     Maryland Tax-Free Bond Fund
     Maryland Short-Term Tax-Free Bond Fund
     New York Tax-Free Bond Fund
     New York Tax-Free Money Fund
     New Jersey Tax-Free Bond Fund
     Virginia Tax-Free Bond Fund
     Virginia Short-Term Tax-Free Bond Fund
     Florida Intermediate Tax-Free Fund
     Georgia Tax-Free Bond Fund

T. ROWE PRICE TAX-EFFICIENT BALANCED FUND, INC.

T. ROWE PRICE TAX-EXEMPT MONEY FUND, INC.

T. ROWE PRICE TAX-FREE HIGH YIELD FUND, INC.

T. ROWE PRICE TAX-FREE INCOME FUND, INC.

T. ROWE PRICE TAX-FREE INTERMEDIATE BOND FUND, INC.

T. ROWE PRICE TAX-FREE SHORT-INTERMEDIATE FUND, INC.

T. ROWE PRICE U.S. TREASURY FUNDS, INC.
     U.S. Treasury Intermediate Fund
     U.S. Treasury Long-Term Fund
     U.S. Treasury Money Fund

T. ROWE PRICE SUMMIT FUNDS, INC.
     T. Rowe Price Summit Cash Reserves Fund
     T. Rowe Price Summit Limited-Term Bond Fund
     T. Rowe Price Summit GNMA Fund

T. ROWE PRICE SUMMIT MUNICIPAL FUNDS, INC.
     T. Rowe Price Summit Municipal Money Market Fund
     T. Rowe Price Summit Municipal Intermediate Fund
     T. Rowe Price Summit Municipal Income Fund

T. ROWE PRICE VALUE FUND, INC.


                /s/Henry H. Hopkins
          By:  _____________________________________
                Henry H. Hopkins, Vice President


          STATE STREET BANK AND TRUST COMPANY

                /s/Stephen F. Brown
          By:  _____________________________________
                Stephen F. Brown, Vice President

                                AMENDMENT NO. 2
                         TO CUSTODIAN CONTRACT BETWEEN
                    STATE STREET BANK AND TRUST COMPANY AND
                            THE T. ROWE PRICE FUNDS

The Custodian Contract of January 28, 1998, as amended November 4, 1998 between State Street Bank and Trust Company and each of the Parties listed on Appendix A thereto is hereby further amended, as of April 21, 1999, by adding thereto T. Rowe Price Tax-Efficient Funds, Inc., on behalf of T. Rowe Price Tax-Efficient Balanced Fund and T. Rowe Price Tax-Efficient Growth Fund.

T. ROWE PRICE BALANCED FUND, INC.

T. ROWE PRICE BLUE CHIP GROWTH FUND, INC.

T. ROWE PRICE CALIFORNIA TAX-FREE INCOME TRUST
     California Tax-Free Bond Fund
     California Tax-Free Money Fund

T. ROWE PRICE CAPITAL APPRECIATION FUND

T. ROWE PRICE CAPITAL OPPORTUNITY FUND, INC.

T. ROWE PRICE CORPORATE INCOME FUND, INC.

T. ROWE PRICE DIVERSIFIED SMALL-CAP GROWTH FUND, INC.

T. ROWE PRICE DIVIDEND GROWTH FUND, INC.

T. ROWE PRICE EQUITY INCOME FUND

T. ROWE PRICE EQUITY SERIES, INC.
     T. Rowe Price Equity Income Portfolio
     T. Rowe Price New America Growth Portfolio
     T. Rowe Price Personal Strategy Balanced Portfolio
     T. Rowe Price Mid-Cap Growth Portfolio

T. ROWE PRICE FINANCIAL SERVICES FUND, INC.

T. ROWE PRICE FIXED INCOME SERIES, INC.
     T. Rowe Price Limited-Term Bond Portfolio
     T. Rowe Price Prime Reserve Portfolio

T. ROWE PRICE GNMA FUND

T. ROWE PRICE GROWTH & INCOME FUND, INC.

T. ROWE PRICE GROWTH STOCK FUND, INC.

T. ROWE PRICE HEALTH SCIENCES FUND, INC.

T. ROWE PRICE HIGH YIELD FUND, INC.

T. ROWE PRICE INDEX TRUST, INC.
     T. Rowe Price Equity Index 500 Fund
     T. Rowe Price Extended Equity Market Index Fund
     T. Rowe Price Total Equity Market Index Fund

INSTITUTIONAL EQUITY FUNDS, INC.
     Mid-Cap Equity Growth Fund

INSTITUTIONAL INTERNATIONAL FUNDS, INC.
     Foreign Equity Fund

T. ROWE PRICE INTERNATIONAL FUNDS, INC.
     T. Rowe Price International Bond Fund
     T. Rowe Price International Discovery Fund
     T. Rowe Price International Stock Fund
     T. Rowe Price European Stock Fund
     T. Rowe Price New Asia Fund
     T. Rowe Price Global Bond Fund
     T. Rowe Price Japan Fund
     T. Rowe Price Latin America Fund
     T. Rowe Price Emerging Markets Bond Fund
     T. Rowe Price Emerging Markets Stock Fund
     T. Rowe Price Global Stock Fund
     T. Rowe Price International Growth & Income Fund

T. ROWE PRICE INTERNATIONAL SERIES, INC.
     T. Rowe Price International Stock Portfolio

T. ROWE PRICE MEDIA & TELECOMMUNICATIONS FUND, INC.

T. ROWE PRICE MID-CAP GROWTH FUND, INC.

T. ROWE PRICE MID-CAP VALUE FUND, INC.

T. ROWE PRICE NEW AMERICA GROWTH FUND

T. ROWE PRICE NEW ERA FUND, INC.

T. ROWE PRICE NEW HORIZONS FUNDS, INC.

T. ROWE PRICE NEW INCOME FUND, INC.

T. ROWE PRICE PERSONAL STRATEGY FUNDS, INC.
     T. Rowe Price Personal Strategy Balanced Fund
     T. Rowe Price Personal Strategy Growth Fund
     T. Rowe Price Personal Strategy Income Fund

T. ROWE PRICE PRIME RESERVE FUND, INC.

T. ROWE PRICE REAL ESTATE FUND, INC.

RESERVE INVESTMENT FUNDS, INC.
     Reserve Investment Fund
     Government Reserve Investment Fund

T. ROWE PRICE SCIENCE & TECHNOLOGY FUND, INC.

T. ROWE PRICE SHORT-TERM BOND FUND, INC.

T. ROWE PRICE SHORT-TERM U.S. GOVERNMENT FUND, INC.

T. ROWE PRICE SMALL-CAP STOCK FUND, INC.

T. ROWE PRICE SMALL-CAP VALUE FUND, INC.

T. ROWE PRICE SPECTRUM FUND, INC.
     Spectrum Growth Fund
     Spectrum Income Fund
     Spectrum International Fund

T. ROWE PRICE STATE TAX-FREE INCOME TRUST
     Maryland Tax-Free Bond Fund
     Maryland Short-Term Tax-Free Bond Fund
     New York Tax-Free Bond Fund
     New York Tax-Free Money Fund
     New Jersey Tax-Free Bond Fund
     Virginia Tax-Free Bond Fund
     Virginia Short-Term Tax-Free Bond Fund
     Florida Intermediate Tax-Free Fund
     Georgia Tax-Free Bond Fund

T. ROWE PRICE TAX-EFFICIENT FUNDS, INC.
    T. Rowe Price Tax-Efficient Balanced Fund
    T. Rowe Price Tax-Efficient Growth Fund

T. ROWE PRICE TAX-EXEMPT MONEY FUND, INC.

T. ROWE PRICE TAX-FREE HIGH YIELD FUND, INC.

T. ROWE PRICE TAX-FREE INCOME FUND, INC.

T. ROWE PRICE TAX-FREE INTERMEDIATE BOND FUND, INC.

T. ROWE PRICE TAX-FREE SHORT-INTERMEDIATE FUND, INC.

T. ROWE PRICE U.S. TREASURY FUNDS, INC.
     U.S. Treasury Intermediate Fund
     U.S. Treasury Long-Term Fund
     U.S. Treasury Money Fund

T. ROWE PRICE SUMMIT FUNDS, INC.
     T. Rowe Price Summit Cash Reserves Fund
     T. Rowe Price Summit Limited-Term Bond Fund
     T. Rowe Price Summit GNMA Fund

T. ROWE PRICE SUMMIT MUNICIPAL FUNDS, INC.
     T. Rowe Price Summit Municipal Money Market Fund
     T. Rowe Price Summit Municipal Intermediate Fund
     T. Rowe Price Summit Municipal Income Fund

T. ROWE PRICE VALUE FUND, INC.


          /s/   Henry H. Hopkins
          By:  _____________________________________
                Henry H. Hopkins, Vice President


          STATE STREET BANK AND TRUST COMPANY

          /s/   Ronald E. Logue
          By:  _____________________________________
                Ronald E. Logue, Vice Chairman

                                AMENDMENT NO. 3
                         TO CUSTODIAN CONTRACT BETWEEN
                    STATE STREET BANK AND TRUST COMPANY AND
                            THE T. ROWE PRICE FUNDS

The Custodian Contract of January 28, 1998, as amended November 4, 1998 and April 21, 1999 between State Street Bank and Trust Company and each of the Parties listed on Appendix A thereto is hereby further amended, as of February 9, 2000, by adding thereto Institutional Equity Funds, Inc., on behalf of Institutional Large-Cap Value Fund and Institutional Small-Cap Stock Fund.

T. ROWE PRICE BALANCED FUND, INC.

T. ROWE PRICE BLUE CHIP GROWTH FUND, INC.

T. ROWE PRICE CALIFORNIA TAX-FREE INCOME TRUST
     California Tax-Free Bond Fund
     California Tax-Free Money Fund

T. ROWE PRICE CAPITAL APPRECIATION FUND

T. ROWE PRICE CAPITAL OPPORTUNITY FUND, INC.

T. ROWE PRICE CORPORATE INCOME FUND, INC.

T. ROWE PRICE DIVERSIFIED SMALL-CAP GROWTH FUND, INC.

T. ROWE PRICE DIVIDEND GROWTH FUND, INC.

T. ROWE PRICE EQUITY INCOME FUND

T. ROWE PRICE EQUITY SERIES, INC.
     T. Rowe Price Equity Income Portfolio
     T. Rowe Price New America Growth Portfolio
     T. Rowe Price Personal Strategy Balanced Portfolio
     T. Rowe Price Mid-Cap Growth Portfolio

T. ROWE PRICE FINANCIAL SERVICES FUND, INC.

T. ROWE PRICE FIXED INCOME SERIES, INC.
     T. Rowe Price Limited-Term Bond Portfolio
     T. Rowe Price Prime Reserve Portfolio

T. ROWE PRICE GNMA FUND

T. ROWE PRICE GROWTH & INCOME FUND, INC.

T. ROWE PRICE GROWTH STOCK FUND, INC.

T. ROWE PRICE HEALTH SCIENCES FUND, INC.

T. ROWE PRICE HIGH YIELD FUND, INC.

T. ROWE PRICE INDEX TRUST, INC.
     T. Rowe Price Equity Index 500 Fund
     T. Rowe Price Extended Equity Market Index Fund
     T. Rowe Price Total Equity Market Index Fund

INSTITUTIONAL EQUITY FUNDS, INC.
     Institutional Large-Cap Value Fund
     Institutional Small-Cap Stock Fund
     Mid-Cap Equity Growth Fund

INSTITUTIONAL INTERNATIONAL FUNDS, INC.
     Foreign Equity Fund

T. ROWE PRICE INTERNATIONAL FUNDS, INC.
     T. Rowe Price International Bond Fund
     T. Rowe Price International Discovery Fund
     T. Rowe Price International Stock Fund
     T. Rowe Price European Stock Fund
     T. Rowe Price New Asia Fund
     T. Rowe Price Global Bond Fund
     T. Rowe Price Japan Fund
     T. Rowe Price Latin America Fund
     T. Rowe Price Emerging Markets Bond Fund
     T. Rowe Price Emerging Markets Stock Fund
     T. Rowe Price Global Stock Fund
     T. Rowe Price International Growth & Income Fund

T. ROWE PRICE INTERNATIONAL SERIES, INC.
     T. Rowe Price International Stock Portfolio

T. ROWE PRICE MEDIA & TELECOMMUNICATIONS FUND, INC.

T. ROWE PRICE MID-CAP GROWTH FUND, INC.

T. ROWE PRICE MID-CAP VALUE FUND, INC.

T. ROWE PRICE NEW AMERICA GROWTH FUND

T. ROWE PRICE NEW ERA FUND, INC.

T. ROWE PRICE NEW HORIZONS FUNDS, INC.

T. ROWE PRICE NEW INCOME FUND, INC.

T. ROWE PRICE PERSONAL STRATEGY FUNDS, INC.
     T. Rowe Price Personal Strategy Balanced Fund
     T. Rowe Price Personal Strategy Growth Fund
     T. Rowe Price Personal Strategy Income Fund

T. ROWE PRICE PRIME RESERVE FUND, INC.

T. ROWE PRICE REAL ESTATE FUND, INC.

RESERVE INVESTMENT FUNDS, INC.
     Reserve Investment Fund
     Government Reserve Investment Fund

T. ROWE PRICE SCIENCE & TECHNOLOGY FUND, INC.

T. ROWE PRICE SHORT-TERM BOND FUND, INC.

T. ROWE PRICE SHORT-TERM U.S. GOVERNMENT FUND, INC.

T. ROWE PRICE SMALL-CAP STOCK FUND, INC.

T. ROWE PRICE SMALL-CAP VALUE FUND, INC.

T. ROWE PRICE SPECTRUM FUND, INC.
     Spectrum Growth Fund
     Spectrum Income Fund
     Spectrum International Fund

T. ROWE PRICE STATE TAX-FREE INCOME TRUST
     Maryland Tax-Free Bond Fund
     Maryland Short-Term Tax-Free Bond Fund
     New York Tax-Free Bond Fund
     New York Tax-Free Money Fund
     New Jersey Tax-Free Bond Fund
     Virginia Tax-Free Bond Fund
     Virginia Short-Term Tax-Free Bond Fund
     Florida Intermediate Tax-Free Fund
     Georgia Tax-Free Bond Fund

T. ROWE PRICE TAX-EFFICIENT FUNDS, INC.
    T. Rowe Price Tax-Efficient Balanced Fund
    T. Rowe Price Tax-Efficient Growth Fund

T. ROWE PRICE TAX-EXEMPT MONEY FUND, INC.

T. ROWE PRICE TAX-FREE HIGH YIELD FUND, INC.

T. ROWE PRICE TAX-FREE INCOME FUND, INC.

T. ROWE PRICE TAX-FREE INTERMEDIATE BOND FUND, INC.

T. ROWE PRICE TAX-FREE SHORT-INTERMEDIATE FUND, INC.

T. ROWE PRICE U.S. TREASURY FUNDS, INC.
     U.S. Treasury Intermediate Fund
     U.S. Treasury Long-Term Fund
     U.S. Treasury Money Fund

T. ROWE PRICE SUMMIT FUNDS, INC.
     T. Rowe Price Summit Cash Reserves Fund
     T. Rowe Price Summit Limited-Term Bond Fund
     T. Rowe Price Summit GNMA Fund

T. ROWE PRICE SUMMIT MUNICIPAL FUNDS, INC.
     T. Rowe Price Summit Municipal Money Market Fund
     T. Rowe Price Summit Municipal Intermediate Fund
     T. Rowe Price Summit Municipal Income Fund

T. ROWE PRICE VALUE FUND, INC.


          /s/   Henry H. Hopkins
          By:  _____________________________________
                Henry H. Hopkins, Vice President


          STATE STREET BANK AND TRUST COMPANY

          /s/   Ronald E. Logue
          By:  _____________________________________
                Ronald E. Logue, Vice Chairman

                                AMENDMENT NO. 4
                         TO CUSTODIAN CONTRACT BETWEEN
                    STATE STREET BANK AND TRUST COMPANY AND
                            THE T. ROWE PRICE FUNDS

The Custodian Contract of January 28, 1998, as amended November 4, 1998, April 21, 1999, and February 9, 2000 between State Street Bank and Trust Company and each of the Parties listed on Appendix A thereto is hereby further amended, as of April 19, 2000, by adding thereto T. Rowe Price International Funds, Inc., on behalf of T. Rowe Price Emerging Europe & Mediterranean Fund.

T. ROWE PRICE BALANCED FUND, INC.

T. ROWE PRICE BLUE CHIP GROWTH FUND, INC.

T. ROWE PRICE CALIFORNIA TAX-FREE INCOME TRUST
     California Tax-Free Bond Fund
     California Tax-Free Money Fund

T. ROWE PRICE CAPITAL APPRECIATION FUND

T. ROWE PRICE CAPITAL OPPORTUNITY FUND, INC.

T. ROWE PRICE CORPORATE INCOME FUND, INC.

T. ROWE PRICE DIVERSIFIED SMALL-CAP GROWTH FUND, INC.

T. ROWE PRICE DIVIDEND GROWTH FUND, INC.

T. ROWE PRICE EQUITY INCOME FUND

T. ROWE PRICE EQUITY SERIES, INC.
     T. Rowe Price Equity Income Portfolio
     T. Rowe Price New America Growth Portfolio
     T. Rowe Price Personal Strategy Balanced Portfolio
     T. Rowe Price Mid-Cap Growth Portfolio

T. ROWE PRICE FINANCIAL SERVICES FUND, INC.

T. ROWE PRICE FIXED INCOME SERIES, INC.
     T. Rowe Price Limited-Term Bond Portfolio
     T. Rowe Price Prime Reserve Portfolio

T. ROWE PRICE GNMA FUND

T. ROWE PRICE GROWTH & INCOME FUND, INC.

T. ROWE PRICE GROWTH STOCK FUND, INC.

T. ROWE PRICE HEALTH SCIENCES FUND, INC.

T. ROWE PRICE HIGH YIELD FUND, INC.

T. ROWE PRICE INDEX TRUST, INC.
     T. Rowe Price Equity Index 500 Fund
     T. Rowe Price Extended Equity Market Index Fund
     T. Rowe Price Total Equity Market Index Fund

INSTITUTIONAL EQUITY FUNDS, INC.
     Institutional Large-Cap Value Fund
     Institutional Small-Cap Stock Fund
     Institutional Mid-Cap Equity Growth Fund

INSTITUTIONAL INTERNATIONAL FUNDS, INC.
     Foreign Equity Fund

T. ROWE PRICE INTERNATIONAL FUNDS, INC.
     T. Rowe Price International Bond Fund
     T. Rowe Price International Discovery Fund
     T. Rowe Price International Stock Fund
     T. Rowe Price European Stock Fund
     T. Rowe Price New Asia Fund
     T. Rowe Price Global Bond Fund
     T. Rowe Price Japan Fund
     T. Rowe Price Latin America Fund
     T. Rowe Price Emerging Markets Bond Fund
     T. Rowe Price Emerging Markets Stock Fund
     T. Rowe Price Global Stock Fund
     T. Rowe Price International Growth & Income Fund
     T. Rowe Price Emerging Europe & Mediterranean Fund

T. ROWE PRICE INTERNATIONAL SERIES, INC.
     T. Rowe Price International Stock Portfolio

T. ROWE PRICE MEDIA & TELECOMMUNICATIONS FUND, INC.

T. ROWE PRICE MID-CAP GROWTH FUND, INC.

T. ROWE PRICE MID-CAP VALUE FUND, INC.

T. ROWE PRICE NEW AMERICA GROWTH FUND

T. ROWE PRICE NEW ERA FUND, INC.

T. ROWE PRICE NEW HORIZONS FUNDS, INC.

T. ROWE PRICE NEW INCOME FUND, INC.

T. ROWE PRICE PERSONAL STRATEGY FUNDS, INC.
     T. Rowe Price Personal Strategy Balanced Fund
     T. Rowe Price Personal Strategy Growth Fund
     T. Rowe Price Personal Strategy Income Fund

T. ROWE PRICE PRIME RESERVE FUND, INC.

T. ROWE PRICE REAL ESTATE FUND, INC.

RESERVE INVESTMENT FUNDS, INC.
     Reserve Investment Fund
     Government Reserve Investment Fund

T. ROWE PRICE SCIENCE & TECHNOLOGY FUND, INC.

T. ROWE PRICE SHORT-TERM BOND FUND, INC.

T. ROWE PRICE SHORT-TERM U.S. GOVERNMENT FUND, INC.

T. ROWE PRICE SMALL-CAP STOCK FUND, INC.

T. ROWE PRICE SMALL-CAP VALUE FUND, INC.

T. ROWE PRICE SPECTRUM FUND, INC.
     Spectrum Growth Fund
     Spectrum Income Fund
     Spectrum International Fund

T. ROWE PRICE STATE TAX-FREE INCOME TRUST
     Maryland Tax-Free Bond Fund
     Maryland Short-Term Tax-Free Bond Fund
     New York Tax-Free Bond Fund
     New York Tax-Free Money Fund
     New Jersey Tax-Free Bond Fund
     Virginia Tax-Free Bond Fund
     Virginia Short-Term Tax-Free Bond Fund
     Florida Intermediate Tax-Free Fund
     Georgia Tax-Free Bond Fund

T. ROWE PRICE TAX-EFFICIENT FUNDS, INC.
    T. Rowe Price Tax-Efficient Balanced Fund
    T. Rowe Price Tax-Efficient Growth Fund

T. ROWE PRICE TAX-EXEMPT MONEY FUND, INC.

T. ROWE PRICE TAX-FREE HIGH YIELD FUND, INC.

T. ROWE PRICE TAX-FREE INCOME FUND, INC.

T. ROWE PRICE TAX-FREE INTERMEDIATE BOND FUND, INC.

T. ROWE PRICE TAX-FREE SHORT-INTERMEDIATE FUND, INC.

T. ROWE PRICE U.S. TREASURY FUNDS, INC.
     U.S. Treasury Intermediate Fund
     U.S. Treasury Long-Term Fund
     U.S. Treasury Money Fund

T. ROWE PRICE SUMMIT FUNDS, INC.
     T. Rowe Price Summit Cash Reserves Fund
     T. Rowe Price Summit Limited-Term Bond Fund
     T. Rowe Price Summit GNMA Fund

T. ROWE PRICE SUMMIT MUNICIPAL FUNDS, INC.
     T. Rowe Price Summit Municipal Money Market Fund
     T. Rowe Price Summit Municipal Intermediate Fund
     T. Rowe Price Summit Municipal Income Fund

T. ROWE PRICE VALUE FUND, INC.


          /s/   Henry H. Hopkins
          By:  _____________________________________
                Henry H. Hopkins, Vice President


          STATE STREET BANK AND TRUST COMPANY

          /s/   Ronald E. Logue
          By:  _____________________________________
                Ronald E. Logue, Vice Chairman

                                AMENDMENT NO. 5
                         TO CUSTODIAN CONTRACT BETWEEN
                    STATE STREET BANK AND TRUST COMPANY AND
                            THE T. ROWE PRICE FUNDS

The Custodian Contract of January 28, 1998, as amended November 4, 1998, April 21, 1999, February 9, 2000, and April 19, 2000 between State Street Bank and Trust Company and each of the Parties listed on Appendix A thereto is hereby further amended, as of July 18, 2000, by adding thereto T. Rowe Price Developing Technologies Fund, Inc., T. Rowe Price Global Technology Fund, Inc., and T. Rowe Price U.S. Bond Index Fund, Inc.

T. ROWE PRICE BALANCED FUND, INC.

T. ROWE PRICE BLUE CHIP GROWTH FUND, INC.

T. ROWE PRICE CALIFORNIA TAX-FREE INCOME TRUST
     California Tax-Free Bond Fund
     California Tax-Free Money Fund

T. ROWE PRICE CAPITAL APPRECIATION FUND

T. ROWE PRICE CAPITAL OPPORTUNITY FUND, INC.

T. ROWE PRICE CORPORATE INCOME FUND, INC.

T. ROWE PRICE DEVELOPING TECHNOLOGIES FUND, INC.

T. ROWE PRICE DIVERSIFIED SMALL-CAP GROWTH FUND, INC.

T. ROWE PRICE DIVIDEND GROWTH FUND, INC.

T. ROWE PRICE EQUITY INCOME FUND

T. ROWE PRICE EQUITY SERIES, INC.
     T. Rowe Price Equity Income Portfolio
     T. Rowe Price New America Growth Portfolio
     T. Rowe Price Personal Strategy Balanced Portfolio
     T. Rowe Price Mid-Cap Growth Portfolio

T. ROWE PRICE FINANCIAL SERVICES FUND, INC.

T. ROWE PRICE FIXED INCOME SERIES, INC.
     T. Rowe Price Limited-Term Bond Portfolio
     T. Rowe Price Prime Reserve Portfolio

T. ROWE PRICE GLOBAL TECHNOLOGY FUND, INC.

T. ROWE PRICE GNMA FUND

T. ROWE PRICE GROWTH & INCOME FUND, INC.

T. ROWE PRICE GROWTH STOCK FUND, INC.

T. ROWE PRICE HEALTH SCIENCES FUND, INC.

T. ROWE PRICE HIGH YIELD FUND, INC.

T. ROWE PRICE INDEX TRUST, INC.
     T. Rowe Price Equity Index 500 Fund
     T. Rowe Price Extended Equity Market Index Fund
     T. Rowe Price Total Equity Market Index Fund

INSTITUTIONAL EQUITY FUNDS, INC.
     Institutional Large-Cap Value Fund
     Institutional Small-Cap Stock Fund
     Institutional Mid-Cap Equity Growth Fund

INSTITUTIONAL INTERNATIONAL FUNDS, INC.
     Foreign Equity Fund

T. ROWE PRICE INTERNATIONAL FUNDS, INC.
     T. Rowe Price International Bond Fund
     T. Rowe Price International Discovery Fund
     T. Rowe Price International Stock Fund
     T. Rowe Price European Stock Fund
     T. Rowe Price New Asia Fund
     T. Rowe Price Global Bond Fund
     T. Rowe Price Japan Fund
     T. Rowe Price Latin America Fund
     T. Rowe Price Emerging Markets Bond Fund
     T. Rowe Price Emerging Markets Stock Fund
     T. Rowe Price Global Stock Fund
     T. Rowe Price International Growth & Income Fund
     T. Rowe Price Emerging Europe & Mediterranean Fund

T. ROWE PRICE INTERNATIONAL SERIES, INC.
     T. Rowe Price International Stock Portfolio

T. ROWE PRICE MEDIA & TELECOMMUNICATIONS FUND, INC.

T. ROWE PRICE MID-CAP GROWTH FUND, INC.

T. ROWE PRICE MID-CAP VALUE FUND, INC.

T. ROWE PRICE NEW AMERICA GROWTH FUND

T. ROWE PRICE NEW ERA FUND, INC.

T. ROWE PRICE NEW HORIZONS FUNDS, INC.

T. ROWE PRICE NEW INCOME FUND, INC.

T. ROWE PRICE PERSONAL STRATEGY FUNDS, INC.
     T. Rowe Price Personal Strategy Balanced Fund
     T. Rowe Price Personal Strategy Growth Fund
     T. Rowe Price Personal Strategy Income Fund

T. ROWE PRICE PRIME RESERVE FUND, INC.

T. ROWE PRICE REAL ESTATE FUND, INC.

RESERVE INVESTMENT FUNDS, INC.
     Reserve Investment Fund
     Government Reserve Investment Fund

T. ROWE PRICE SCIENCE & TECHNOLOGY FUND, INC.

T. ROWE PRICE SHORT-TERM BOND FUND, INC.

T. ROWE PRICE SHORT-TERM U.S. GOVERNMENT FUND, INC.

T. ROWE PRICE SMALL-CAP STOCK FUND, INC.

T. ROWE PRICE SMALL-CAP VALUE FUND, INC.

T. ROWE PRICE SPECTRUM FUND, INC.
     Spectrum Growth Fund
     Spectrum Income Fund
     Spectrum International Fund

T. ROWE PRICE STATE TAX-FREE INCOME TRUST
     Maryland Tax-Free Bond Fund
     Maryland Short-Term Tax-Free Bond Fund
     New York Tax-Free Bond Fund
     New York Tax-Free Money Fund
     New Jersey Tax-Free Bond Fund
     Virginia Tax-Free Bond Fund
     Virginia Short-Term Tax-Free Bond Fund
     Florida Intermediate Tax-Free Fund
     Georgia Tax-Free Bond Fund

T. ROWE PRICE TAX-EFFICIENT FUNDS, INC.
    T. Rowe Price Tax-Efficient Balanced Fund
    T. Rowe Price Tax-Efficient Growth Fund

T. ROWE PRICE TAX-EXEMPT MONEY FUND, INC.

T. ROWE PRICE TAX-FREE HIGH YIELD FUND, INC.

T. ROWE PRICE TAX-FREE INCOME FUND, INC.

T. ROWE PRICE TAX-FREE INTERMEDIATE BOND FUND, INC.

T. ROWE PRICE TAX-FREE SHORT-INTERMEDIATE FUND, INC.

T. ROWE PRICE U.S. BOND INDEX FUND, INC.

T. ROWE PRICE U.S. TREASURY FUNDS, INC.
     U.S. Treasury Intermediate Fund
     U.S. Treasury Long-Term Fund
     U.S. Treasury Money Fund

T. ROWE PRICE SUMMIT FUNDS, INC.
     T. Rowe Price Summit Cash Reserves Fund
     T. Rowe Price Summit Limited-Term Bond Fund
     T. Rowe Price Summit GNMA Fund

T. ROWE PRICE SUMMIT MUNICIPAL FUNDS, INC.
     T. Rowe Price Summit Municipal Money Market Fund
     T. Rowe Price Summit Municipal Intermediate Fund
     T. Rowe Price Summit Municipal Income Fund

T. ROWE PRICE VALUE FUND, INC.


          /s/   Henry H. Hopkins
          By:  _____________________________________
                Henry H. Hopkins, Vice President


          STATE STREET BANK AND TRUST COMPANY

          /s/   Ronald E. Logue
          By:  _____________________________________
                         Ronald E. Logue, Vice Chairman

                                AMENDMENT NO. 6
                         TO CUSTODIAN CONTRACT BETWEEN
                    STATE STREET BANK AND TRUST COMPANY AND
                            THE T. ROWE PRICE FUNDS

The Custodian Contract of January 28, 1998, as amended November 4, 1998, April 21, 1999, February 9, 2000, April 19, 2000 and July 18, 2000 between State Street Bank and Trust Company and each of the Parties listed on Appendix A thereto is hereby further amended, as of October 25, 2000, by adding thereto T. Rowe Price International Index Fund, Inc., on behalf of T. Rowe Price International Equity Index Fund; T. Rowe Price Tax-Efficient Funds, Inc., on behalf of T. Rowe Price Tax-Efficient Multi-Cap Growth Fund; and T. Rowe Price Equity Series, Inc., on behalf of T. Rowe Price Blue Chip Growth Portfolio, T. Rowe Price Equity Index 500 Portfolio, and T. Rowe Price Health Sciences Portfolio.

T. ROWE PRICE BALANCED FUND, INC.

T. ROWE PRICE BLUE CHIP GROWTH FUND, INC.

T. ROWE PRICE CALIFORNIA TAX-FREE INCOME TRUST
     California Tax-Free Bond Fund
     California Tax-Free Money Fund

T. ROWE PRICE CAPITAL APPRECIATION FUND

T. ROWE PRICE CAPITAL OPPORTUNITY FUND, INC.

T. ROWE PRICE CORPORATE INCOME FUND, INC.

T. ROWE PRICE DEVELOPING TECHNOLOGIES FUND, INC.

T. ROWE PRICE DIVERSIFIED SMALL-CAP GROWTH FUND, INC.

T. ROWE PRICE DIVIDEND GROWTH FUND, INC.

T. ROWE PRICE EQUITY INCOME FUND

T. ROWE PRICE EQUITY SERIES, INC.
     T. Rowe Price Blue Chip Growth Portfolio
     T. Rowe Price Equity Income Portfolio
     T. Rowe Price Equity Index 500 Portfolio
     T. Rowe Price Health Sciences Portfolio
     T. Rowe Price Mid-Cap Growth Portfolio
     T. Rowe Price New America Growth Portfolio
     T. Rowe Price Personal Strategy Balanced Portfolio

T. ROWE PRICE FINANCIAL SERVICES FUND, INC.

T. ROWE PRICE FIXED INCOME SERIES, INC.
     T. Rowe Price Limited-Term Bond Portfolio
     T. Rowe Price Prime Reserve Portfolio

T. ROWE PRICE GLOBAL TECHNOLOGY FUND, INC.

T. ROWE PRICE GNMA FUND

T. ROWE PRICE GROWTH & INCOME FUND, INC.

T. ROWE PRICE GROWTH STOCK FUND, INC.

T. ROWE PRICE HEALTH SCIENCES FUND, INC.

T. ROWE PRICE HIGH YIELD FUND, INC.

T. ROWE PRICE INDEX TRUST, INC.
     T. Rowe Price Equity Index 500 Fund
     T. Rowe Price Extended Equity Market Index Fund
     T. Rowe Price Total Equity Market Index Fund

INSTITUTIONAL EQUITY FUNDS, INC.
     Institutional Large-Cap Value Fund
     Institutional Small-Cap Stock Fund
     Institutional Mid-Cap Equity Growth Fund

INSTITUTIONAL INTERNATIONAL FUNDS, INC.
     Foreign Equity Fund

T. ROWE PRICE INTERNATIONAL FUNDS, INC.
     T. Rowe Price International Bond Fund
     T. Rowe Price International Discovery Fund
     T. Rowe Price International Stock Fund
     T. Rowe Price European Stock Fund
     T. Rowe Price New Asia Fund
     T. Rowe Price Global Bond Fund
     T. Rowe Price Japan Fund
     T. Rowe Price Latin America Fund
     T. Rowe Price Emerging Markets Bond Fund
     T. Rowe Price Emerging Markets Stock Fund
     T. Rowe Price Global Stock Fund
     T. Rowe Price International Growth & Income Fund
     T. Rowe Price Emerging Europe & Mediterranean Fund

T. ROWE PRICE INTERNATIONAL INDEX FUND, INC.
     T. Rowe Price International Equity Index Fund

T. ROWE PRICE INTERNATIONAL SERIES, INC.
     T. Rowe Price International Stock Portfolio

T. ROWE PRICE MEDIA & TELECOMMUNICATIONS FUND, INC.

T. ROWE PRICE MID-CAP GROWTH FUND, INC.

T. ROWE PRICE MID-CAP VALUE FUND, INC.

T. ROWE PRICE NEW AMERICA GROWTH FUND

T. ROWE PRICE NEW ERA FUND, INC.

T. ROWE PRICE NEW HORIZONS FUNDS, INC.

T. ROWE PRICE NEW INCOME FUND, INC.

T. ROWE PRICE PERSONAL STRATEGY FUNDS, INC.
     T. Rowe Price Personal Strategy Balanced Fund
     T. Rowe Price Personal Strategy Growth Fund
     T. Rowe Price Personal Strategy Income Fund

T. ROWE PRICE PRIME RESERVE FUND, INC.

T. ROWE PRICE REAL ESTATE FUND, INC.

RESERVE INVESTMENT FUNDS, INC.
     Reserve Investment Fund
     Government Reserve Investment Fund

T. ROWE PRICE SCIENCE & TECHNOLOGY FUND, INC.

T. ROWE PRICE SHORT-TERM BOND FUND, INC.

T. ROWE PRICE SHORT-TERM U.S. GOVERNMENT FUND, INC.

T. ROWE PRICE SMALL-CAP STOCK FUND, INC.

T. ROWE PRICE SMALL-CAP VALUE FUND, INC.

T. ROWE PRICE SPECTRUM FUND, INC.
     Spectrum Growth Fund
     Spectrum Income Fund
     Spectrum International Fund

T. ROWE PRICE STATE TAX-FREE INCOME TRUST
     Maryland Tax-Free Bond Fund
     Maryland Short-Term Tax-Free Bond Fund
     New York Tax-Free Bond Fund
     New York Tax-Free Money Fund
     New Jersey Tax-Free Bond Fund
     Virginia Tax-Free Bond Fund
     Virginia Short-Term Tax-Free Bond Fund
     Florida Intermediate Tax-Free Fund
     Georgia Tax-Free Bond Fund

T. ROWE PRICE TAX-EFFICIENT FUNDS, INC.
    T. Rowe Price Tax-Efficient Balanced Fund
    T. Rowe Price Tax-Efficient Growth Fund
    T. Rowe Price Tax-Efficient Multi-Cap Growth Fund

T. ROWE PRICE TAX-EXEMPT MONEY FUND, INC.

T. ROWE PRICE TAX-FREE HIGH YIELD FUND, INC.

T. ROWE PRICE TAX-FREE INCOME FUND, INC.

T. ROWE PRICE TAX-FREE INTERMEDIATE BOND FUND, INC.

T. ROWE PRICE TAX-FREE SHORT-INTERMEDIATE FUND, INC.

T. ROWE PRICE U.S. BOND INDEX FUND, INC.

T. ROWE PRICE U.S. TREASURY FUNDS, INC.
     U.S. Treasury Intermediate Fund
     U.S. Treasury Long-Term Fund
     U.S. Treasury Money Fund

T. ROWE PRICE SUMMIT FUNDS, INC.
     T. Rowe Price Summit Cash Reserves Fund
     T. Rowe Price Summit Limited-Term Bond Fund
     T. Rowe Price Summit GNMA Fund

T. ROWE PRICE SUMMIT MUNICIPAL FUNDS, INC.
     T. Rowe Price Summit Municipal Money Market Fund
     T. Rowe Price Summit Municipal Intermediate Fund
     T. Rowe Price Summit Municipal Income Fund

T. ROWE PRICE VALUE FUND, INC.


          /s/   Henry H. Hopkins

          By:  _____________________________________
                Henry H. Hopkins, Vice President


          STATE STREET BANK AND TRUST COMPANY

          /s/   Ronald E. Logue

          By:  _____________________________________
                Ronald E. Logue, Vice Chairman

                                AMENDMENT NO. 7
                         TO CUSTODIAN CONTRACT BETWEEN
                    STATE STREET BANK AND TRUST COMPANY AND
                            THE T. ROWE PRICE FUNDS

The Custodian Contract of January 28, 1998, as amended November 4, 1998, April 21, 1999, February 9, 2000, April 19, 2000, July 18, 2000, and October 25, 2000
between State Street Bank and Trust Company and each of the Parties listed on Appendix A thereto is hereby further amended, as of February 7, 2001, by adding thereto T. Rowe Price State Tax-Free Income Trust, on behalf of Maryland Tax-Free Money Fund.

T. ROWE PRICE BALANCED FUND, INC.

T. ROWE PRICE BLUE CHIP GROWTH FUND, INC.

T. ROWE PRICE CALIFORNIA TAX-FREE INCOME TRUST
     California Tax-Free Bond Fund
     California Tax-Free Money Fund

T. ROWE PRICE CAPITAL APPRECIATION FUND

T. ROWE PRICE CAPITAL OPPORTUNITY FUND, INC.

T. ROWE PRICE CORPORATE INCOME FUND, INC.

T. ROWE PRICE DEVELOPING TECHNOLOGIES FUND, INC.

T. ROWE PRICE DIVERSIFIED SMALL-CAP GROWTH FUND, INC.

T. ROWE PRICE DIVIDEND GROWTH FUND, INC.

T. ROWE PRICE EQUITY INCOME FUND

T. ROWE PRICE EQUITY SERIES, INC.
     T. Rowe Price Blue Chip Growth Portfolio
     T. Rowe Price Equity Income Portfolio
     T. Rowe Price Equity Index 500 Portfolio
     T. Rowe Price Health Sciences Portfolio
     T. Rowe Price Mid-Cap Growth Portfolio
     T. Rowe Price New America Growth Portfolio
     T. Rowe Price Personal Strategy Balanced Portfolio

T. ROWE PRICE FINANCIAL SERVICES FUND, INC.

T. ROWE PRICE FIXED INCOME SERIES, INC.
     T. Rowe Price Limited-Term Bond Portfolio
     T. Rowe Price Prime Reserve Portfolio

T. ROWE PRICE GLOBAL TECHNOLOGY FUND, INC.

T. ROWE PRICE GNMA FUND

T. ROWE PRICE GROWTH & INCOME FUND, INC.

T. ROWE PRICE GROWTH STOCK FUND, INC.

T. ROWE PRICE HEALTH SCIENCES FUND, INC.

T. ROWE PRICE HIGH YIELD FUND, INC.

T. ROWE PRICE INDEX TRUST, INC.
     T. Rowe Price Equity Index 500 Fund
     T. Rowe Price Extended Equity Market Index Fund
     T. Rowe Price Total Equity Market Index Fund

INSTITUTIONAL EQUITY FUNDS, INC.
     Institutional Large-Cap Value Fund
     Institutional Small-Cap Stock Fund
     Institutional Mid-Cap Equity Growth Fund

INSTITUTIONAL INTERNATIONAL FUNDS, INC.
     Foreign Equity Fund

T. ROWE PRICE INTERNATIONAL FUNDS, INC.
     T. Rowe Price International Bond Fund
     T. Rowe Price International Discovery Fund
     T. Rowe Price International Stock Fund
     T. Rowe Price European Stock Fund
     T. Rowe Price New Asia Fund
     T. Rowe Price Global Bond Fund
     T. Rowe Price Japan Fund
     T. Rowe Price Latin America Fund
     T. Rowe Price Emerging Markets Bond Fund
     T. Rowe Price Emerging Markets Stock Fund
     T. Rowe Price Global Stock Fund
     T. Rowe Price International Growth & Income Fund
     T. Rowe Price Emerging Europe & Mediterranean Fund

T. ROWE PRICE INTERNATIONAL INDEX FUND, INC.
     T. Rowe Price International Equity Index Fund

T. ROWE PRICE INTERNATIONAL SERIES, INC.
     T. Rowe Price International Stock Portfolio

T. ROWE PRICE MEDIA & TELECOMMUNICATIONS FUND, INC.

T. ROWE PRICE MID-CAP GROWTH FUND, INC.

T. ROWE PRICE MID-CAP VALUE FUND, INC.

T. ROWE PRICE NEW AMERICA GROWTH FUND

T. ROWE PRICE NEW ERA FUND, INC.

T. ROWE PRICE NEW HORIZONS FUNDS, INC.

T. ROWE PRICE NEW INCOME FUND, INC.

T. ROWE PRICE PERSONAL STRATEGY FUNDS, INC.
     T. Rowe Price Personal Strategy Balanced Fund
     T. Rowe Price Personal Strategy Growth Fund
     T. Rowe Price Personal Strategy Income Fund

T. ROWE PRICE PRIME RESERVE FUND, INC.

T. ROWE PRICE REAL ESTATE FUND, INC.

RESERVE INVESTMENT FUNDS, INC.
     Reserve Investment Fund
     Government Reserve Investment Fund

T. ROWE PRICE SCIENCE & TECHNOLOGY FUND, INC.

T. ROWE PRICE SHORT-TERM BOND FUND, INC.

T. ROWE PRICE SHORT-TERM U.S. GOVERNMENT FUND, INC.

T. ROWE PRICE SMALL-CAP STOCK FUND, INC.

T. ROWE PRICE SMALL-CAP VALUE FUND, INC.

T. ROWE PRICE SPECTRUM FUND, INC.
     Spectrum Growth Fund
     Spectrum Income Fund
     Spectrum International Fund

T. ROWE PRICE STATE TAX-FREE INCOME TRUST
     Maryland Tax-Free Money Fund
     Maryland Tax-Free Bond Fund
     Maryland Short-Term Tax-Free Bond Fund
     New York Tax-Free Bond Fund
     New York Tax-Free Money Fund
     New Jersey Tax-Free Bond Fund
     Virginia Tax-Free Bond Fund
     Virginia Short-Term Tax-Free Bond Fund
     Florida Intermediate Tax-Free Fund
     Georgia Tax-Free Bond Fund

T. ROWE PRICE TAX-EFFICIENT FUNDS, INC.
    T. Rowe Price Tax-Efficient Balanced Fund
    T. Rowe Price Tax-Efficient Growth Fund
    T. Rowe Price Tax-Efficient Multi-Cap Growth Fund

T. ROWE PRICE TAX-EXEMPT MONEY FUND, INC.

T. ROWE PRICE TAX-FREE HIGH YIELD FUND, INC.

T. ROWE PRICE TAX-FREE INCOME FUND, INC.

T. ROWE PRICE TAX-FREE INTERMEDIATE BOND FUND, INC.

T. ROWE PRICE TAX-FREE SHORT-INTERMEDIATE FUND, INC.

T. ROWE PRICE U.S. BOND INDEX FUND, INC.

T. ROWE PRICE U.S. TREASURY FUNDS, INC.
     U.S. Treasury Intermediate Fund
     U.S. Treasury Long-Term Fund
     U.S. Treasury Money Fund

T. ROWE PRICE SUMMIT FUNDS, INC.
     T. Rowe Price Summit Cash Reserves Fund
     T. Rowe Price Summit Limited-Term Bond Fund
     T. Rowe Price Summit GNMA Fund

T. ROWE PRICE SUMMIT MUNICIPAL FUNDS, INC.
     T. Rowe Price Summit Municipal Money Market Fund
     T. Rowe Price Summit Municipal Intermediate Fund
     T. Rowe Price Summit Municipal Income Fund

T. ROWE PRICE VALUE FUND, INC.


          /s/   Henry H. Hopkins

          By:  _____________________________________
                Henry H. Hopkins, Vice President


          STATE STREET BANK AND TRUST COMPANY

          /s/   Ronald E. Logue

          By:  _____________________________________
                Ronald E. Logue, Vice Chairman






EX-99.g(2)-SUBCUST

Global Custody Agreement

The Global Custody Agreement dated January 3, 1994, as amended, between The Chase Manhattan Bank and T. Rowe Price Funds.




                             GLOBAL CUSTODY AGREEMENT



   This AGREEMENT is effective January 3, 1994, and is between THE CHASE MANHATTAN BANK, N.A. (the "Bank") and EACH OF THE ENTITIES LISTED ON SCHEDULE A HERETO, Individually and Separately (each individually, the "Customer").


1. CUSTOMER ACCOUNTS.

   The Bank agrees to establish and maintain the following accounts
    ("Accounts"):

   (a)
      A custody account in the name of the Customer ("Custody Account") for any and all stocks, shares, bonds, debentures, notes, mortgages or other obligations for the payment of money, bullion, coin and any certificates, receipts, warrants or other instruments representing rights to receive, purchase or subscribe for the same or evidencing or representing any other rights or interests therein and other similar property whether certificated or uncertificated as may be received by the Bank or its Subcustodian (as defined in Section 3) for the account of the Customer ("Securities"); and

   (b)
      A deposit account in the name of the Customer ("Deposit Account") for any and all cash in any currency received by the Bank or its Subcustodian for the account of the Customer, which cash shall not be subject to withdrawal by draft or check.

   The Customer warrants its authority to: 1) deposit the cash and Securities ("Assets") received in the Accounts and 2) give Instructions (as defined in
Section 11) concerning the Accounts. The Bank may deliver securities of the same class in place of those deposited in the Custody Account.

   Upon written agreement between the Bank and the Customer, additional Accounts may be established and separately accounted for as additional Accounts under the terms of this Agreement.


2. MAINTENANCE OF SECURITIES AND CASH AT BANK AND SUBCUSTODIAN LOCATIONS.

   Unless Instructions specifically require another location acceptable to the
Bank:

   (a)
      Securities will be held in the country or other jurisdiction in which the principal trading market for such Securities is located, where such Securities are to be presented for payment or where such Securities are acquired; and

   (b)
      Cash will be credited to an account in a country or other jurisdiction in which such cash may be legally deposited or is the legal currency for the payment of public or private debts.

   Cash may be held pursuant to Instructions in either interest or non-interest bearing accounts as may be available for the particular currency. To the extent Instructions are issued and the Bank can comply with such Instructions, the Bank is authorized to maintain cash balances on deposit for the Customer with itself or one of its affiliates at such reasonable rates of interest as may from time to time be paid on such accounts, or in non-interest bearing accounts as the Customer may direct, if acceptable to the Bank.

   If the Customer wishes to have any of its Assets held in the custody of an institution other than the established Subcustodians as defined in Section 3 (or their securities depositories), such arrangement must be authorized by a written agreement, signed by the Bank and the Customer.


3. SUBCUSTODIANS AND SECURITIES DEPOSITORIES.

   The Bank may act under this Agreement through the subcustodians listed in Schedule B of this Agreement with which the Bank has entered into subcustodial agreements ("Subcustodians"). The Customer authorizes the Bank to hold Assets in the Accounts in accounts which the Bank has established with one or more of its branches or Subcustodians. The Bank and Subcustodians are authorized to hold any of the Securities in their account with any securities depository in which they participate.

   The Bank reserves the right to add new, replace or remove Subcustodians. The Customer will be given reasonable notice by the Bank of any amendment to Schedule B. Upon request by the Customer, the Bank will identify the name, address and principal place of business of any Subcustodian of the Customer's Assets and the name and address of the governmental agency or other regulatory authority that supervises or regulates such Subcustodian.


4. USE OF SUBCUSTODIAN.

   (a) The Bank will identify such Assets on its books as belonging to the Customer.

   (b) A Subcustodian will hold such Assets together with assets belonging to other customers of the Bank in accounts identified on such Subcustodian's books as special custody accounts for the exclusive benefit of customers of the Bank.

   (c) Any Assets in the Accounts held by a Subcustodian will be subject only to the instructions of the Bank or its agent. Any Securities held in a securities depository for the account of a Subcustodian will be subject only to the instructions of such Subcustodian.

   (d) Any agreement the Bank enters into with a Subcustodian for holding its customer's assets shall provide that such assets will not be subject to any right, charge, security interest, lien or claim of any kind in favor of such Subcustodian or its creditors except for a claim for payment for safe custody or administration, and that the beneficial ownership of such assets will be freely transferable without the payment of money or value other than for safe custody or administration.

      The foregoing shall not apply to the extent of any special agreement or arrangement made by the Customer with any particular Subcustodian.


5. DEPOSIT ACCOUNT TRANSACTIONS.

   (a) The Bank or its Subcustodians will make payments from the Deposit Account upon receipt of Instructions which include all information required by the Bank.

   (b) In the event that any payment to be made under this Section 5 exceeds the funds available in the Deposit Account, the Bank, in its discretion, may advance the Customer such excess amount which shall be deemed a loan payable on demand, bearing interest at the rate customarily charged by the Bank on similar loans.

   (c) If the Bank credits the Deposit Account on a payable date, or at any time prior to actual collection and reconciliation to the Deposit Account, with interest, dividends, redemptions or any other amount due, the Customer will promptly return any such amount upon oral or written notification:
      (i) that such amount has not been received in the ordinary course of business or (ii) that such amount was incorrectly credited. If the Customer does not promptly return any amount upon such notification, the Bank shall be entitled, upon oral or written notification to the Customer, to reverse such credit by debiting the Deposit Account for the amount previously credited. The Bank or its Subcustodian shall have no duty or obligation to institute legal proceedings, file a claim or a proof of claim in any insolvency proceeding or take any other action with respect to the collection of such amount, but may act for the Customer upon Instructions after consultation with the Customer.


6. CUSTODY ACCOUNT TRANSACTIONS.

   (a) Securities will be transferred, exchanged or delivered by the Bank or its Subcustodian upon receipt by the Bank of Instructions which include all information required by the Bank. Settlement and payment for Securities received for, and delivery of Securities out of, the Custody Account may be made in accordance with the customary or established securities trading or securities processing practices and procedures in the jurisdiction or market in which the transaction occurs, including, without limitation, delivery of Securities to a purchaser, dealer or their agents against a receipt with the expectation of receiving later payment and free delivery.
       Delivery of Securities out of the Custody Account may also be made in any manner specifically required by Instructions acceptable to the Bank.

   (b) The Bank, in its discretion, may credit or debit the Accounts on a contractual settlement date with cash or Securities with respect to any sale, exchange or purchase of Securities. Otherwise, such transactions will be credited or debited to the Accounts on the date cash or Securities are actually received by the Bank and reconciled to the Account.

      (i) The Bank may reverse credits or debits made to the Accounts in its discretion if the related transaction fails to settle within a reasonable period, determined by the Bank in its discretion, after the contractual settlement date for the related transaction.

      (ii)
         If any Securities delivered pursuant to this Section 6 are returned by the recipient thereof, the Bank may reverse the credits and debits of the particular transaction at any time.


7. ACTIONS OF THE BANK.

   The Bank shall follow Instructions received regarding assets held in the Accounts. However, until it receives Instructions to the contrary, the Bank will:

   (a) Present for payment any Securities which are called, redeemed or retired or otherwise become payable and all coupons and other income items which call for payment upon presentation, to the extent that the Bank or Subcustodian is actually aware of such opportunities.

   (b) Execute in the name of the Customer such ownership and other certificates as may be required to obtain payments in respect of Securities.

   (c) Exchange interim receipts or temporary Securities for definitive Securities.

   (d) Appoint brokers and agents for any transaction involving the Securities, including, without limitation, affiliates of the Bank or any Subcustodian.

   (e) Issue statements to the Customer, at times mutually agreed upon, identifying the Assets in the Accounts.

   The Bank will send the Customer an advice or notification of any transfers of Assets to or from the Accounts. Such statements, advices or notifications shall indicate the identity of the entity having custody of the Assets. Unless the Customer sends the Bank a written exception or objection to any Bank statement within ninety (90) days of receipt, the Customer shall be deemed to have approved such statement. The Bank shall, to the extent permitted by law, be released, relieved and discharged with respect to all matters set forth in such statement or reasonably implied therefrom as though it had been settled by the decree of a court of competent jurisdiction in an action where the Customer and all persons having or claiming an interest in the Customer or the Customer's Accounts were parties if: (a) the Customer has failed to provide a written exception or objection to any Bank statement within ninety (90) days of receipt and where the Customer's failure to so provide a written exception or objection within such ninety (90) day period has limited the Bank's (i) access to the records, materials and other information required to investigate the Customer's exception or objection, and (ii) ability to recover from third parties any amounts for which the Bank may become liable in connection with such exception or objection, or (b) where the Customer has otherwise explicitly approved any such statement.

   All collections of funds or other property paid or distributed in respect of Securities in the Custody Account shall be made at the risk of the Customer.
 The Bank shall have no liability for any loss occasioned by delay in the actual receipt of notice by the Bank or by its Subcustodians of any payment, redemption or other transaction regarding Securities in the Custody Account in respect of which the Bank has agreed to take any action under this Agreement.


8. CORPORATE ACTIONS; PROXIES.

   Whenever the Bank receives information concerning the Securities which requires discretionary action by the beneficial owner of the Securities (other than a proxy), such as subscription rights, bonus issues, stock repurchase plans and rights offerings, or legal notices or other material intended to be transmitted to securities holders ("Corporate Actions"), the Bank will give the Customer notice of such Corporate Actions to the extent that the Bank's central corporate actions department has actual knowledge of a Corporate Action in time to notify its customers.

   When a rights entitlement or a fractional interest resulting from a rights issue, stock dividend, stock split or similar Corporate Action is received which bears an expiration date, the Bank will endeavor to obtain Instructions from the Customer or its Authorized Person, but if Instructions are not received in time for the Bank to take timely action, or actual notice of such Corporate Action was received too late to seek Instructions, the Bank is authorized to sell such rights entitlement or fractional interest and to credit the Deposit Account with the proceeds or take any other action it deems, in good faith, to be appropriate in which case it shall be held harmless for any such action.

   The Bank will deliver proxies to the Customer or its designated agent pursuant to special arrangements which may have been agreed to in writing. Such proxies shall be executed in the appropriate nominee name relating to Securities in the Custody Account registered in the name of such nominee but without indicating the manner in which such proxies are to be voted; and where bearer Securities are involved, proxies will be delivered in accordance with Instructions.


9. NOMINEES.

   Securities which are ordinarily held in registered form may be registered in a nominee name of the Bank, Subcustodian or securities depository, as the case may be. The Bank may without notice to the Customer cause any such Securities to cease to be registered in the name of any such nominee and to be registered in the name of the Customer. In the event that any Securities registered in a nominee name are called for partial redemption by the issuer, the Bank may allot the called portion to the respective beneficial holders of such class of security pro rata or in any other manner that is fair, equitable and practicable. The Customer agrees to hold the Bank, Subcustodians, and their respective nominees harmless from any liability arising directly or indirectly from their status as a mere record holder of Securities in the Custody Account.


10. AUTHORIZED PERSONS.

   As used in this Agreement, the term "Authorized Person" means employees or agents including investment managers as have been designated by written notice from the Customer or its designated agent to act on behalf of the Customer under this Agreement. Such persons shall continue to be Authorized Persons until such time as the Bank receives Instructions from the Customer or its designated agent that any such employee or agent is no longer an Authorized Person.


11. INSTRUCTIONS.

   The term "Instructions" means instructions of any Authorized Person received by the Bank, via telephone, telex, TWX, facsimile transmission, bank wire or other teleprocess or electronic instruction or trade information system acceptable to the Bank which the Bank believes in good faith to have been given by Authorized Persons or which are transmitted with proper testing or authentication pursuant to terms and conditions which the Bank may specify.
 Unless otherwise expressly provided, all Instructions shall continue in full force and effect until canceled or superseded.

   Any Instructions delivered to the Bank by telephone shall promptly thereafter be confirmed in writing by an Authorized Person (which confirmation may bear the facsimile signature of such Person), but the Customer will hold the Bank harmless for the failure of an Authorized Person to send such confirmation in writing, the failure of such confirmation to conform to the telephone instructions received or the Bank's failure to produce such confirmation at any subsequent time. The Bank may electronically record any Instructions given by telephone, and any other telephone discussions with respect to the Custody Account. The Customer shall be responsible for safeguarding any testkeys, identification codes or other security devices which the Bank shall make available to the Customer or its Authorized Persons.


12. STANDARD OF CARE; LIABILITIES.

   (a) The Bank shall be responsible for the performance of only such duties as are set forth in this Agreement or expressly contained in Instructions which are consistent with the provisions of this Agreement.
       Notwithstanding anything to the contrary in this Agreement:

      (i) The Bank will use reasonable care with respect to its obligations under this Agreement and the safekeeping of Assets. The Bank shall be liable to the Customer for any loss which shall occur as the result of the failure of a Subcustodian to exercise reasonable care with respect to the safekeeping of such Assets to the same extent that the Bank would be liable to the Customer if the Bank were holding such Assets in New York. In the event of any loss to the Customer by reason of the failure of the Bank or its Subcustodian to utilize reasonable care, the Bank shall be liable to the Customer only to the extent of the Customer's direct damages, and shall in no event be liable for any special or consequential damages.

      (ii)
         The Bank will not be responsible for any act, omission, default or for the solvency of any broker or agent which it or a Subcustodian appoints unless such appointment was made negligently or in bad faith or for any loss due to the negligent act of such broker or agent except to the extent that such broker or agent (other than a Subcustodian) performs in a negligent manner which is the cause of the loss to the Customer and the Bank failed to exercise reasonable care in monitoring such broker's or agent's performance where Customer has requested and Bank has agreed to accept such monitoring responsibility.

      (iii)
         The Bank shall be indemnified by, and without liability to the Customer for any action taken or omitted by the Bank whether pursuant to Instructions or otherwise within the scope of this Agreement if such act or omission was in good faith, without negligence. In performing its obligations under this Agreement, the Bank may rely on the genuineness of any document which it believes in good faith to have been validly executed.

      (iv)The Customer agrees to pay for and hold the Bank harmless from any liability or loss resulting from the imposition or assessment of any taxes or other governmental charges, and any related expenses with respect to income from or Assets in the Accounts, except to the extent that the Bank has failed to exercise reasonable care in performing any obligations which the Bank may have agreed to assume (in addition to those stated in this Agreement) with respect to taxes and such failure by the Bank is the direct cause of such imposition or assessment of such taxes, charges or expenses.

      (v) The Bank shall be entitled to rely, and may act, upon the advice of counsel (who may be counsel for the Customer) on all legal matters and shall be without liability for any action reasonably taken or omitted pursuant to such advice; provided, that the Bank gives (to the extent practicable) prior notice to Customer of Bank's intention to so seek advice of counsel and an opportunity for consultation with Customer on the proposed contact with counsel.

      (vi)
         The Bank represents and warrants that it currently maintain a banker's blanket bond which provides standard fidelity and non-negligent loss coverage with respect to the Securities and Cash which may be held by Subcustodians pursuant to this Agreement. The Bank agrees that if at any time it for any reason discontinues such coverage, it shall immediately give sixty (60) days' prior written notice to the Customer.
          The Bank need not maintain any insurance for the benefit of the Customer.

      (vii)
         Without limiting the foregoing, the Bank shall not be liable for any loss which results from: (1) the general risk of investing, or (2) investing or holding Assets in a particular country including, but not limited to, losses resulting from nationalization, expropriation or other governmental actions; regulation of the banking or securities industry; currency restrictions, devaluations or fluctuations; and market conditions which prevent the orderly execution of securities transactions or affect the value of Assets.

      (viii)
         Neither party shall be liable to the other for any loss due to forces beyond their control including, but not limited to strikes or work stoppages, acts of war or terrorism, insurrection, revolution, nuclear fusion, fission or radiation, or acts of God.

   (b) Consistent with and without limiting the first paragraph of this Section 12, it is specifically acknowledged that the Bank shall have no duty or responsibility to:

      (i) question Instructions or make any suggestions to the Customer or an Authorized Person regarding such Instructions;

      (ii)
         supervise or make recommendations with respect to investments or the retention of Securities;

      (iii)
         advise the Customer or an Authorized Person regarding any default in the payment of principal or income of any security other than as provided in Section 5(c) of this Agreement;

      (iv)
         evaluate or report to the Customer or an Authorized Person regarding the financial condition of any broker, agent (other than a Subcustodian) or other party to which Securities are delivered or payments are made pursuant to this Agreement;

      (v) review or reconcile trade confirmations received from brokers. The Customer or its Authorized Persons (as defined in Section 10) issuing Instructions shall bear any responsibility to review such confirmations against Instructions issued to and statements issued by the Bank.

   (c) The Customer authorizes the Bank to act under this Agreement notwithstanding that the Bank or any of its divisions or affiliates may have a material interest in a transaction, or circumstances are such that the Bank may have a potential conflict of duty or interest including the fact that the Bank or any of its affiliates may provide brokerage services to other customers, act as financial advisor to the issuer of Securities, act as a lender to the issuer of Securities, act in the same transaction as agent for more than one customer, have a material interest in the issue of Securities, or earn profits from any of the activities listed herein.


13. FEES AND EXPENSES.

   The Customer agrees to pay the Bank for its services under this Agreement such amount as may be agreed upon in writing, together with the Bank's reasonable out-of-pocket or incidental expenses, including, but not limited to, reasonable legal fees. The Bank shall have a lien on and is authorized to charge any Accounts of the Customer for any amount owing to the Bank under any provision of this Agreement upon notice to the Customer.


14. MISCELLANEOUS.

   (a) Foreign Exchange Transactions. Pursuant to Instructions, which may be
       ------------------------------
      standing Instructions, to facilitate the administration of the Customer's trading and investment activity, the Bank is authorized to enter into spot or forward foreign exchange contracts with the Customer or an Authorized Person for the Customer and may also provide foreign exchange through its subsidiaries or Subcustodians. The Bank may establish rules or limitations concerning any foreign exchange facility made available. In all cases where the Bank, its subsidiaries, affiliates or Subcustodians enter into a foreign exchange contract related to Accounts, the terms and conditions of the then current foreign exchange contract of the Bank, its subsidiary, affiliate or Subcustodian and, to the extent not inconsistent, this Agreement shall apply to such transaction.

   (b) Certification of Residency, etc. The Customer certifies that it is a
       --------------------------------
      resident of the United States and agrees to notify the Bank of any changes in residency. The Bank may rely upon this certification or the certification of such other facts as may be required to administer the Bank's obligations under this Agreement. The Customer will indemnify the Bank against all losses, liability, claims or demands arising directly or indirectly from any such certifications.

   (c) Access to Records. The Bank shall allow the Customer's independent public
       ------------------
      accountants, officers and advisers reasonable access to the records of the Bank relating to the Assets as is required in connection with their examination of books and records pertaining to the Customer's affairs. Subject to restrictions under applicable law, the Bank shall also obtain an undertaking to permit the Customer's independent public accountants reasonable access to the records of any Subcustodian which has physical possession of any Assets as may be required in connection with the examination of the Customer's books and records.

   (d) Governing Law; Successors and Assigns. This Agreement shall be governed
       --------------------------------------
      by the laws of the State of New York and shall not be assignable by either party, but shall bind the successors in interest of the Customer and the Bank.

   (e) Entire Agreement; Applicable Riders. Customer represents that the Assets
       ------------------------------------
      deposited in the Accounts are (Check one):

        X <F1>  Employee Benefit Plan or other assets subject to the Employee
       -- ----
      Retirement Income Security Act of 1974, as amended ("ERISA");

        X /2/  Mutual Fund assets subject to certain Securities and Exchange
       --
      Commission ("SEC") rules and regulations;

         X /3/  Neither of the above.
        --

      With respect to each Customer, this Agreement consists exclusively of this document together with Schedules A, B, Exhibits I - _______ and the following Rider(s) to the extent indicated on Schedule A hereto opposite the name of the Customer under the column headed "Applicable Riders to Agreement":

        X   ERISA
        - -

        X   MUTUAL FUND
        - -

            SPECIAL TERMS AND CONDITIONS
        ---

   There are no other provisions of this Agreement and this Agreement supersedes any other agreements, whether written or oral, between the parties. Any amendment to this Agreement must be in writing, executed by both parties.

   (f) Severability.  In the event that one or more provisions of this Agreement
       -------------
      are held invalid, illegal or enforceable in any respect on the basis of any particular circumstances or in any jurisdiction, the validity, legality and enforceability of such provision or provisions under other circumstances or in other jurisdictions and of the remaining provisions will not in any way be affected or impaired.

   (g) Waiver.  Except as otherwise provided in this Agreement, no failure or
       -------
      delay on the part of either party in exercising any power or right under this Agreement operates as a waiver, nor does any single or partial exercise of any power or right preclude any other or further exercise, or the exercise of any other power or right. No waiver by a party of any provision of this Agreement, or waiver of any breach or default, is effective unless in writing and signed by the party against whom the waiver is to be enforced.

   (h) Notices. All notices under this Agreement shall be effective when
       --------
      actually received. Any notices or other


 -------------------------
<F1>
     With respect to each Customer listed on Schedule A hereto under the heading "ERISA Trusts."

     2.
     With respect to each Customer listed on Schedule A hereto under the heading "Investment Companies/Portfolios Registered Under the Investment Company Act of 1940."

     3.
     With respect to certain of the Customers listed on Schedule A hereto under the heading "Separate Accounts" as indicated on Schedule A.

   (h) Notices. All notices under this Agreement shall be effective when
       --------
      actually received. Any notices or other

                              EACH OF THE CUSTOMERS, INDIVIDUALLY AND SEPARATELY LISTED ON SECTION III OF SCHEDULE A HERETO

                                 By:

                              /s/Alvin M. Younger


                              Alvin M. Younger


                              Treasurer


                                 THE CHASE MANHATTAN BANK, N.A.

                                 By:
                              /s/Alan Naughton


                              Alan Naughton


                              Vice President

                                                                      Schedule A
                                                                     Page 1 of 2


                LIST OF CUSTOMERS, EACH INDIVIDUALLY PARTIES TO
                         GLOBAL CUSTODY AGREEMENT WITH
                         THE CHASE MANHATTAN BANK, N.A.
                             DATED JANUARY 3, 1994


                                            APPLICABLE RIDERS TO
CUSTOMER                                    GLOBAL CUSTODY
                                           AGREEMENT

I. INVESTMENT COMPANIES/PORTFOLIOS         The Mutual Fund Rider is
   REGISTERED UNDER THE INVESTMENT         applicable to all Customers
   COMPANY ACT OF 1940                     listed under Section I of
                                            this Schedule A.

   Equity Funds
   ------------

   T. Rowe Price Balanced Fund, Inc.
   T. Rowe Price Blue Chip Growth Fund, Inc.
   T. Rowe Price Capital Appreciation Fund
   T. Rowe Price Dividend Growth Fund, Inc.
   T. Rowe Price Equity Income Fund
   T. Rowe Price Growth & Income Fund, Inc.
   T. Rowe Price Growth Stock Fund, Inc.
   Institutional International Funds, Inc. on behalf of:
      Foreign Equity Fund
   T. Rowe Price International Funds, Inc. on behalf of:
      T. Rowe Price European Stock Fund
      T. Rowe Price International Discovery Fund
      T. Rowe Price International Stock Fund
      T. Rowe Price Japan Fund
      T. Rowe Price Latin America Fund
      T. Rowe Price New Asia Fund
   T. Rowe Price Mid-Cap Growth Fund, Inc.
   T. Rowe Price New Era Fund, Inc.
   T. Rowe Price New Horizons Fund, Inc.
   T. Rowe Price OTC Fund, Inc. on behalf of:
      T. Rowe Price OTC Fund
   T. Rowe Price Science & Technology Fund, Inc.
   T. Rowe Price Small Cap Value Fund, Inc.
   CUNA Mutual Funds, Inc. on behalf of:
      CUNA Mutual Cornerstone Fund

                                                                      Schedule A
                                                                     Page 2 of 2

                                           APPLICABLE RIDERS TO
   CUSTOMER                                GLOBAL CUSTODY AGREEMENT
   --------                                ------------------------

   Income Funds
   ------------

   T. Rowe Price Adjustable Rate U.S. Government Fund, Inc.
   T. Rowe Price High Yield Fund, Inc.
   T. Rowe Price New Income Fund, Inc.
   T. Rowe Price Short-Term Bond Fund, Inc.
   T. Rowe Price Summit Funds, Inc. on behalf of:
      T. Rowe Price Summit Limited-Term Bond Fund
   T. Rowe Price International Funds, Inc. on behalf of:
      T. Rowe Price Global Government Bond Fund
      T. Rowe Price International Bond Fund
      T. Rowe Price Short-Term Global Income Fund

                                            APPLICABLE RIDERS TO
CUSTOMER                                    GLOBAL CUSTODY
                                           AGREEMENT

II. ACCOUNTS SUBJECT TO ERISA              The ERISA Rider is applicable
                                            to all Customers Under
                                            Section II of this
                                            Schedule A.
   T. Rowe Price Trust Company as Trustee for the
      Johnson Matthey Salaried

      Common Trust Funds
      ------ ----- -----

      T. Rowe Price Trust Company, as Trustee
      for the International Common Trust Fund
      on behalf of the Underlying Trusts:
        Foreign Discovery Trust
        Foreign Discovery Trust-Augment
        Pacific Discovery Trust
        European Discovery Trust
        Japan Discovery Trust
        Latin American Discovery Trust

      New York City International Common Trust Fund

III. OTHER                                  No Riders are applicable
                                            to the Customer listed
     RPFI International Partners, L.P.      under Section III of
                                            this Schedule A.

                    ERISA RIDER TO GLOBAL CUSTODY AGREEMENT
                   BETWEEN THE CHASE MANHATTAN BANK, N.A. AND
                EACH OF THE ENTITIES LISTED ON SCHEDULE A HERETO
                           EFFECTIVE  JANUARY 3, 1994


   Customer represents that the Assets being placed in the Bank's custody are subject to ERISA. It is understood that in connection therewith the Bank is a service provider and not a fiduciary of the plan and trust to which the assets are related. The Bank shall not be considered a party to the underlying plan and trust and the Customer hereby assumes all responsibility to assure that Instructions issued under this Agreement are in compliance with such plan and trust and ERISA.

   This Agreement will be interpreted as being in compliance with the Department of Labor Regulations Section 2550.404b-1 concerning the maintenance of indicia of ownership of plan assets outside of the jurisdiction of the district courts of the United States.

   The following modifications are made to the Agreement:

   Section 3.  Subcustodians and Securities Depositories.
               ------------------------------------------

   Add the following language to the end of Section 3:

   As used in this Agreement, the term Subcustodian and the term securities depositories include a branch of the Bank, a branch of a qualified U.S. bank, an eligible foreign custodian, or an eligible foreign securities depository, where such terms shall mean:

   (a) "qualified U.S. bank" shall mean a U.S. bank as described in paragraph
      (a)(2)(ii)(A)(1) of the Department of Labor Regulations Section
      2550.404b-1;

   (b) "eligible foreign custodian" shall mean a banking institution incorporated or organized under the laws of a country other than the United States which is supervised or regulated by that country's government or an agency thereof or other regulatory authority in the foreign jurisdiction having authority over banks; and

   (c) "eligible foreign securities depository" shall mean a securities depository or clearing agency, incorporated or organized under the laws of a country other than the United States, which is supervised or regulated by that country's government or an agency thereof or other regulatory authority in the foreign jurisdiction having authority over such depositories or clearing agencies and which is described in paragraph
      (c)(2) of the Department of Labor Regulations Section 2550.404b-1.

   Section 4.  Use of Subcustodian.
               --------------------

   Subsection (d) of this section is modified by deleting the last sentence.

   Section 5.  Deposit Account Payments.
               -------------------------

   Subsection (b) is amended to read as follows:

   (b) In the event that any payment made under this Section 5 exceeds the funds available in the Deposit Account, such discretionary advance shall be deemed a service provided by the Bank under this Agreement for which it is entitled to recover its costs as may be determined by the Bank in good faith.

   Section 10.  Authorized Persons.
                ------------------

   Add the following paragraph at the end of Section 10:

   Customer represents that: a) Instructions will only be issued by or for a fiduciary pursuant to Department of Labor Regulation Section 404b-1 (a)(2)(i) and b) if Instructions are to be issued by an investment manager, such entity will meet the requirements of Section 3(38) of ERISA and will have been designated by the Customer to manage assets held in the Customer Accounts ("Investment Manager"). An Investment Manager may designate certain of its employees to act as Authorized Persons under this Agreement.

   Section 14(a).  Foreign Exchange Transactions.
                   ------------------------------

   Add the following paragraph at the end of Subsection 14(a):

   Instructions to execute foreign exchange transactions with the Bank, its subsidiaries, affiliates or Subcustodians will include (1) the time period in which the transaction must be completed; (2) the location i.e., Chase New York,
                                                          ----
Chase London, etc. or the Subcustodian with whom the contract is to be executed and (3) such additional information and guidelines as may be deemed necessary; and, if the Instruction is a standing Instruction, a provision allowing such Instruction to be overridden by specific contrary Instructions.

                 MUTUAL FUND RIDER TO GLOBAL CUSTODY AGREEMENT
                   BETWEEN THE CHASE MANHATTAN BANK, N.A. AND
                EACH OF THE ENTITIES LISTED ON SCHEDULE A HERETO
                           EFFECTIVE JANUARY 3, 1994


   Customer represents that the Assets being placed in the Bank's custody are subject to the Investment Company Act of 1940 (the Act), as the same may be amended from time to time.

   Except to the extent that the Bank has specifically agreed to comply with a condition of a rule, regulation, interpretation promulgated by or under the authority of the SEC or the Exemptive Order applicable to accounts of this nature issued to the Bank (Investment Company Act of 1940, Release No. 12053, November 20, 1981), as amended, or unless the Bank has otherwise specifically agreed, the Customer shall be solely responsible to assure that the maintenance of Assets under this Agreement complies with such rules, regulations, interpretations or exemptive order promulgated by or under the authority of the Securities Exchange Commission.

   The following modifications are made to the Agreement:

   Section 3.  Subcustodians and Securities Depositories.
               ------------------------------------------

   Add the following language to the end of Section 3:

   The terms Subcustodian and securities depositories as used in this Agreement shall mean a branch of a qualified U.S. bank, an eligible foreign custodian or an eligible foreign securities depository, which are further defined as follows:

   (a) "qualified U.S. Bank" shall mean a qualified U.S. bank as defined in Rule 17f-5 under the Investment Company Act of 1940;

   (b) "eligible foreign custodian" shall mean (i) a banking institution or trust company incorporated or organized under the laws of a country other than the United States that is regulated as such by that country's government or an agency thereof and that has shareholders' equity in excess of $200 million in U.S. currency (or a foreign currency equivalent thereof), (ii) a majority owned direct or indirect subsidiary of a qualified U.S. bank or bank holding company that is incorporated or organized under the laws of a country other than the United States and that has shareholders' equity in excess of $100 million in U.S. currency (or a foreign currency equivalent thereof)(iii) a banking institution or trust company incorporated or organized under the laws of a country other than the United States or a majority owned direct or indirect subsidiary of a qualified U.S. bank or bank holding company that is incorporated or organized under the laws of a country other than the United States which has such other qualifications as shall be specified in Instructions and approved by the Bank; or (iv) any other entity that shall have been so qualified by exemptive order, rule or other appropriate action of the SEC; and

   (c) "eligible foreign securities depository" shall mean a securities depository or clearing agency, incorporated or organized under the laws of a country other than the United States, which operates (i) the central system for handling securities or equivalent book-entries in that country, or (ii) a transnational system for the central handling of securities or equivalent book-entries.

   The Customer represents that its Board of Directors has approved each of the Subcustodians listed in Schedule B to this Agreement and the terms of the subcustody agreements between the Bank and each Subcustodian, which are attached
as Exhibits I through     of Schedule B, and further represents that its Board
                      ----
has determined that the use of each Subcustodian and the terms of each subcustody agreement are consistent with the best interests of the Fund(s) and its (their) shareholders. The Bank will supply the Customer with any amendment to Schedule B for approval. As requested by the Bank, the Customer will supply the Bank with certified copies of its Board of Directors resolution(s) with respect to the foregoing prior to placing Assets with any Subcustodian so approved.

   Section 11.  Instructions.
                -------------

   Add the following language to the end of Section 11:

   Deposit Account Payments and Custody Account Transactions made pursuant to
Section 5 and 6 of this Agreement may be made only for the purposes listed below. Instructions must specify the purpose for which any transaction is to be made and Customer shall be solely responsible to assure that Instructions are in accord with any limitations or restrictions applicable to the Customer by law or as may be set forth in its prospectus.

   (a) In connection with the purchase or sale of Securities at prices as confirmed by Instructions;

   (b) When Securities are called, redeemed or retired, or otherwise become payable;

   (c) In exchange for or upon conversion into other securities alone or other securities and cash pursuant to any plan or merger, consolidation, reorganization, recapitalization or readjustment;

   (d) Upon conversion of Securities pursuant to their terms into other securities;

   (e) Upon exercise of subscription, purchase or other similar rights represented by Securities;

   (f) For the payment of interest, taxes, management or supervisory fees, distributions or operating expenses;

   (g) In connection with any borrowings by the Customer requiring a pledge of Securities, but only against receipt of amounts borrowed;

   (h) In connection with any loans, but only against receipt of adequate collateral as specified in Instructions which shall reflect any restrictions applicable to the Customer;

   (i) For the purpose of redeeming shares of the capital stock of the Customer and the delivery to, or the crediting to the account of, the Bank, its Subcustodian or the Customer's transfer agent, such shares to be purchased or redeemed;

   (j) For the purpose of redeeming in kind shares of the Customer against delivery to the Bank, its Subcustodian or the Customer's transfer agent of such shares to be so redeemed;

   (k) For delivery in accordance with the provisions of any agreement among the Customer, the Bank and a broker-dealer registered under the Securities Exchange Act of 1934 (the "Exchange Act") and a member of The National Association of Securities Dealers, Inc. ("NASD"), relating to compliance with the rules of The Options Clearing Corporation and of any registered national securities exchange, or of any similar organization or organizations, regarding escrow or other arrangements in connection with transactions by the Customer;

   (l) For release of Securities to designated brokers under covered call options, provided, however, that such Securities shall be released only upon payment to the Bank of monies for the premium due and a receipt for the Securities which are to be held in escrow. Upon exercise of the option, or at expiration, the Bank will receive from brokers the Securities previously deposited. The Bank will act strictly in accordance with Instructions in the delivery of Securities to be held in escrow and will have no responsibility or liability for any such Securities which are not returned promptly when due other than to make proper request for such return;

   (m) For spot or forward foreign exchange transactions to facilitate security trading, receipt of income from Securities or related transactions;

   (n) For other proper purposes as may be specified in Instructions issued by an officer of the Customer which shall include a statement of the purpose for which the delivery or payment is to be made, the amount of the payment or specific Securities to be delivered, the name of the person or persons to whom delivery or payment is to be made, and a certification that the purpose is a proper purpose under the instruments governing the Customer; and

   o) Upon the termination of this Agreement as set forth in Section 14(i).

   Section 12.  Standard of Care; Liabilities.
                ------------------------------

   Add the following subsection (c) to Section 12:

   (c) The Bank hereby warrants to the Customer that in its opinion, after due inquiry, the established procedures to be followed by each of its branches, each branch of a qualified U.S. bank, each eligible foreign custodian and each eligible foreign securities depository holding the Customer's Securities pursuant to this Agreement afford protection for such Securities at least equal to that afforded by the Bank's established procedures with respect to similar securities held by the Bank and its securities depositories in New York.

   Section 14.  Access to Records.
                ------------------

   Add the following language to the end of Section 14(c):

   Upon reasonable request from the Customer, the Bank shall furnish the Customer such reports (or portions thereof) of the Bank's system of internal accounting controls applicable to the Bank's duties under this Agreement. The Bank shall endeavor to obtain and furnish the Customer with such similar reports as it may reasonably request with respect to each Subcustodian and securities depository holding the Customer's assets.



                              GLOBAL CUSTODY AGREEMENT



                              WITH
                                   -----------------------------------



                              DATE
                                   -----------------------------------

                       SPECIAL TERMS AND CONDITIONS RIDER
                       ----------------------------------
   January, 1994

B



                           SUB-CUSTODIANS EMPLOYED BY
                           --------------------------
             THE CHASE MANHATTAN BANK, N.A. LONDON, GLOBAL CUSTODY
             -----------------------------------------------------


COUNTRY      SUB-CUSTODIAN                CORRESPONDENT BANK

ARGENTINA    The Chase Manhattan Bank,    The Chase Manhattan
             N.A., Main Branch            Bank, N.A.
             25 De Mayo 130/140           Buenos Aires
             Buenos Aires
             ARGENTINA

AUSTRALIA    The Chase Manhattan Bank,    The Chase Manhattan Bank
             Australia Limited            Australia Limited Sydney
             36th Floor
             World Trade Centre
             Jamison Street
             Sydney
             New South Wales 2000
             AUSTRALIA


AUSTRIA      Creditanstalt - Bankvereln   Credit Lyonnais Vienna
             Schottengasse 6
             A - 1011, Vienna
             AUSTRIA

BANGLADESH    Standard Chartered Bank     Standard Chartered Bank
             18-20 Motijheel C.A.        Dhaka
             Box 536,
             Dhaka-1000
             BANGLADESH

BELGIUM       Generale Bank               Credit Lyonnais Bank
             3 Montagne Du Parc          Brussels
             1000 Bruxelles
             BELGIUM

BOTSWANA     Standard Chartered Bank      Standard Chartered Bank
             Botswana Ltd.                Botswana Ltd.
             4th Floor Commerce House    Gabarone
             The Mall
             Gaborone
             BOTSWANA

BRAZIL       Banco Chase Manhattan, S.A.  Banco Chase Manhattan
             Chase Manhattan Center       S.A., Sao Paolo

             Rua Verbo Divino, 1400
             Sao Paulo, SP 04719-002
             BRAZIL

CANADA       The Royal Bank of Canada     Toronto Dominion Bank
             Royal Bank Plaza            Toronto
             Toronto
             Ontario  M5J 2J5
             CANADA


             Canada Trust                 Toronto Dominion Bank
             Canada Trust Tower          Toronto
             BCE Place
             161 Bay at Front
             Toronto
             Ontario M5J 2T2
             CANADA

CHILE        The Chase Manhattan Bank,    The Chase Manhattan
             N.A., Agustinas 1235         Bank, N.A., Santiago
             Casilla 9192
             Santiago
             CHILE

COLOMBIA     Cititrust Colombia S.A.      Cititrust Colombia S.A.
              Sociedad Fiduciaria        Sociedad Fiduciaria
             Av. Jimenez No 8-89          Santafe de Bogota
             Santafe de Bogota, DC
             COLOMBIA

CZECH        Ceskoslovenska Obchodni     Ceskoslovenska
REPUBLIC     Banka, A.S.; Na Prikoope 14  Obchodni Banka, A.S.
             115 20 Praha 1              Praha
             CZECH REPUBLIC

DENMARK       Den Danske Bank             Den Danske Bak
             2 Holmens Kanala DK 1091    Copenhagen
             Copenhagen
             DENMARK

EUROBONDS     Cedel S.A.                  A/c No. 17817
             67 Blvd Grande Duchesse      ECU:Lloyds Bank PLC
             Charlotte LUXEMBOURG         International Banking
                                         Dividion
             A/c Chase Manhattan Bank,   London
             N.A. London                  For all other
                                          currencies: see
                                          relevant country

EURO CDS      First Chicago Clearing Centre ECU:Lloyds Bank PLC
             27 Leadenhall Street         Banking Division London
             London EC3A 1AA              For all other
             UK                           currencies: see
                                          relevant country

FINLAND      Kansallis-Osake-Pankki      Kanasallis-Osake-Pankki
             Aleksanterinkatu 42
             00100 Helsinki 10
             FINLAND

FRANCE        Banque Paribas              Societe Generale Paris
             Ref 256
             BP 141
             3, Rue D'Antin
             75078 Paris
             Cedex 02
             FRANCE

GERMANY       Chase Bank A.G.             Chase Bank A.G.
             Alexanderstrasse 59         Frankfurt
             Postfach 90 01 09
             60441 Frankfurt/Main
             GERMANY

GREECE        National Bank of Greece S.A. National Bank of Greece
             38 Stadiou Street            S.A. Athens
             Athens                       A/c Chase Manhattan
             GREECE                       Bank, N.A., London
                                         A/c No. 040/7/921578-68

HONG KONG     The Chase Manhattan Bank,NA The Chase Manhattan
             40/F One Exchange Square     Bank, N.A., Hong Kong
             8, Connaught Place
             Central, Hong Kong
             HONG KONG

HUNGARY       Citibank Budapest Rt.       Citibank Budapest Rt.
             Vaci Utca 19-21             Budapest
             1052 Budapest V
             HUNGARY

INDIA         The Hongkong and Shanghai   The Hongkong and
             Banking Corporation Limited  Shanghai Banking
             52/60 Mahatma Gandhi Road    Corporation Limited,
             Bombay 400 001              Bombay
             INDIA

INDONESIA    The Hongkong and Shanghai    The Chase Manhattan
             Banking Corporation Limited  Bank, N.A., Jakarta
             World Trade Center
             J1. Jend Sudirman Kav. 29-31
             Jakarta 10023
             INDONESIA

IRELAND       Bank of Ireland             Allied Irish Bank Dublin
             International Financial Services Centre
             1 Hargourmaster Place
             Dublin 1
             IRELAND

ISRAEL        Bank Leumi Le-Israel B.M.   Bank Leumi Le-Israel
             19 Herzi Street              B.M., Tel Aviv
             65136 Tel Aviv
             ISRAEL

ITALY         The Chase Manhattan Bank,   The Chase Manhattan
             N.A., Piazza Meda 1          Bank, N.A., Milan
             20121 Milan
             ITALY

JAPAN         The Chase Manhattan Bank,   The Chase Manhattan
             N.A.,1-3 Marunouchi 1-Chome  Bank, N.A., Tokyo
             Chiyoda-Ku
             Tokyo 100
             JAPAN

JORDAN        Arab Bank Limited           Arab Bank Limited
             P.O. Box 950544-5           Amman
             Amman
             Shmeisani
             JORDAN

LUXEMBOURG   Banque Generale du Luxembourg Banque Generale du
             S.A., 27 Avenue Monterey     Luxembourg S.A.
             LUXEMBOURG                  Luxembourg

MALAYSIA      The Chase Manhattan Bank,   The Chase Manhattan
             N.A., Pernas International   Bank, N.A., Kuala Lumpur
             Jalan Sultan Ismail
             50250, Kuala Lumpur
             MALAYSIA

MEXICO       The Chase Manhattan Bank,    No correspondent Bank
             N.A., Hamburgo 213, Piso 7  (Equities)
             06660 Mexico D.F.
             MEXICO

(Government  Banco Nacional de Mexico,    Banque Commerciale du
Bonds)       Avenida Juarez No.           Maroc
             104-11 Piso                 Casablanca
             06040 Mexico D.F.
             MEXICO

NETHERLANDS   ABN AMRO N.V.               Credit Lyonnais
             Securities Centre            Bank Nederland N.V.
             P.O. Box 3200               Rotterdam
             4800 De Breda
             NETHERLANDS

NEW ZEALAND  National Nominees Limited    National Bank of New Zealand
             Level 2 BNZ Tower           Wellington
             125 Queen Street
             Auckland
             NEW ZEALAND

NORWAY        Den Norske Bank             Den Norske Bank
             Kirkegaten 21               Oslo
             Oslo 1
             NORWAY

PAKISTAN      Citibank N.A.               Citibank N.A.
             State Life Building No.1    Karachi
             I.I. Chundrigar Road
             Karachi
             PAKISTAN


PERU         Citibank, N.A.               Citibank N.A. Lima
             Camino Real 457
             CC Torre Real - 5th Floor
             San Isidro, Lima 27
             PERU

PHILIPPINES   The Hongkong and Shanghai   The Hongkong and Shaghai
             Banking Corporation Limited  Banking Corporation
             Hong Kong Bank Centre 3/F    Limited, Manila
             San Miguel Avenue
             Ortigas Commercial Centre
             Pasig Metro Manila
             PHILIPPINES


POLAND        Bank Polska Kasa Opieki     Bank Potska Kasa Opieki
             S.A., 6/12 Nowy Swiat Str    S.A., Warsaw
             00-920 Warsaw

             POLAND

PORTUGAL     Banco Espirito Santo &       Banco Pinto &
             Comercial de Lisboa          Sotto Mayor
             Servico de Gestaode Titulos  Avenida Fontes
             R. Mouzinho da Silvelra,     Pereira de Melo
             36 r/c, 1200 Lisbon          1000 Lisbon
             PORTUGAL


SHANGHAI      The Hongkong and Shanghai   The Chase Manhattan
(CHINA)      Banking Corporation Limited  Bank, N.A.,Hong Kong
             Shanghai Branch
             Corporate Banking Centre
             Unit 504, 5/F Shanghai Centre
             1376 Hanjing Xi Lu
             Shanghai
             THE PEOPLE'S REPUBLIC OF CHINA

SCHENZHEN    The Hongkong and Shanghai    The Chase Manhattan
(CHINA)      Banking Corporation Limited  Bank, N.A., Hong Kong
             1st Floor
             Central Plaza Hotel
             No. 1 Chun Feng Lu
             Shenzhen
             THE PEOPLE'S REPUBLIC OF CHINA

SINGAPORE     The Chase Manhattan Bank,   The Chase Manhattan
             N.A.                         Bank, N.A.
             Shell Tower                 Singapore
             50 Raffles Place
             Singapore 0104
             SINGAPORE

SOUTH KOREA   The Hongkong & Shanghai     The Hongkong & Shanghai
             Banking Corporation Limited  Banking Corporation
             6/F Kyobo Building           Limited, Seoul
             #1 Chongro, 1-ka Chongro-Ku,
             Seoul
             SOUGH KOREA

SPAIN         The Chase Manhattan Bank,   Banco Zaragozano, S.A.
             N.A.,Calle Peonias 2        Madrid
             7th Floor
             La Piovera
             28042 Madrid
             SPAIN

URUGUAY      The First National Bank      The First National Bank
             of Boston                    of Boston
             Zabala 1463                 Montevideo
             Montevideo
             URUGUAY


U.S.A        The Chase Manhattan Bank,    The Chase Manhattan
             N.A.                         Bank, N.A.
             1 Chase Manhattan Plaza      New York
             New York
             NY 10081
             U.S.A.

VENEZUELA     Citibank N.A.               Citibank N.A.
             Carmelitas a Altagracia     Caracas
             Edificio Citibank
             Caracas 1010
             VENEZUELA

                              AMENDMENT AGREEMENT

     AMENDMENT AGREEMENT, dated as of April 18, 1994 (the "AMENDMENT AGREEMENT") to the Global Custody Agreement, effective January 3, 1994 (the "CUSTODY AGREEMENT") by and between each of the Entities listed in Attachment A hereto, separately and individually (each such entity referred to hereinafter as the "CUSTOMER") and THE CHASE MANHATTAN BANK, N.A. (the "BANK"). Terms defined in the Custody Agreement are used herein as therein defined.

     WITNESSETH:

     WHEREAS, the Customer wishes to appoint the Bank as its global custodian and the bank wishes to accept such appointment pursuant to the terms of the Custody Agreement;

     NOW, THEREFORE, the parties hereto agree as follows:

     1. Amendment.  Section I of Schedule A of the Custody Agreement ("SCHEDULE
        ---------
A") shall be amended to add each Customer listed in Attachment A hereto. The revised Schedule A incorporating these changes in the form attached hereto as Attachment B shall supersede the existing Schedule A in its entirety.

     2. Agreement.  The Customer agrees to be bound in all respects by all the
        ---------
terms and conditions of the Custody Agreement and shall be fully liable thereunder as a "Customer" as defined in the Custody Agreement.

     3. Confirmation of Agreement.  Except as amended hereby, the Custody
        -------------------------
Agreement is in full force and effect and as so amended is hereby ratified, approved and confirmed by the Customer and the Bank in all respects.

     4. Governing Law.  This Amendment Agreement shall be construed in
        -------------
accordance with and governed by the law of the State of New York without regard to its conflict of law principles.

     IN WITNESS WHEREOF, the parties have executed this Amendment Agreement as of the day and year first above written.


                           THE CHASE MANHATTAN BANK, N.A.


                           By:   /s/Alan P. Naughton
                                 Alan P. Naughton
                                 Vice President

                           EACH OF THE CUSTOMERS LISTED IN ATTACHMENT A HERETO, SEPARATELY AND INDIVIDUALLY


                           By:   /s/Carmen F. Deyesu
                                 Carmen F. Deyesu
                                Treasurer

                                                                    Attachment A
                               LIST OF CUSTOMERS

T. Rowe Price International Series, Inc. on behalf of the
     T. Rowe Price International Stock Portfolio

T. Rowe Price Equity Series, Inc. on behalf of the
     T. Rowe Price Equity Income Portfolio
     T. Rowe Price New America Growth Portfolio

T. Rowe Price New America Growth Fund, Inc.

T. Rowe Price Income Series, Inc. on behalf of
     T. Rowe Price Limited-Term Bond Portfolio

 Attachment B                                                         Schedule A
                                                                     Page 1 of 2
                LIST OF CUSTOMERS, EACH INDIVIDUALLY PARTIES TO
                         GLOBAL CUSTODY AGREEMENT WITH
                         THE CHASE MANHATTAN BANK, N.A.
                             DATED JANUARY 3, 1993

                                            APPLICABLE RIDERS TO
CUSTOMER                                    GLOBAL CUSTODY
                                           AGREEMENT

I. INVESTMENT COMPANIES/PORTFOLIOS         The Mutual Fund Rider is
   REGISTERED UNDER THE INVESTMENT         applicable to all Customers
   COMPANY ACT OF 1940                     listed under Section I of
                                            this Schedule A.
   Equity Funds
   ------------

   T. Rowe Price Balanced Fund, Inc.
   T. Rowe Price Blue Chip Growth Fund, Inc.
   T. Rowe Price Capital Appreciation Fund
   T. Rowe Price Dividend Growth Fund, Inc.
   T. Rowe Price Equity Income Fund
   T. Rowe Price Growth & Income Fund, Inc.
   T. Rowe Price Growth Stock Fund, Inc.
   Institutional International Funds, Inc. on behalf of:
      Foreign Equity Fund
   T. Rowe Price International Funds, Inc. on behalf of:
      T. Rowe Price European Stock Fund
      T. Rowe Price International Discovery Fund
      T. Rowe Price International Stock Fund
      T. Rowe Price Japan Fund
      T. Rowe Price Latin America Fund
      T. Rowe Price New Asia Fund
   T. Rowe Price International Series, Inc., on behalf of:
      T. Rowe Price International Stock Portfolio
   T. Rowe Price Mid-Cap Growth Fund, Inc.
   T. Rowe Price New Era Fund, Inc.
   T. Rowe Price New Horizons Fund, Inc.
   T. Rowe Price OTC Fund, Inc. on behalf of:
      T. Rowe Price OTC Fund
   T. Rowe Price Science & Technology Fund, Inc.
   T. Rowe Price Small-Cap Value Fund, Inc.
   CUNA Mutual Funds, Inc. on behalf of:
      CUNA Mutual Cornerstone Fund
   T. Rowe Price Equity Series, Inc. on behalf of:
      T. Rowe Price Equity Income Portfolio
      T. Rowe Price New America Growth Portfolio
   T. Rowe Price New America Growth Fund, Inc.

 Attachment B                                                         Schedule A
                                                                     Page 2 of 2

                                            APPLICABLE RIDERS TO
   CUSTOMER                                GLOBAL CUSTODY
   --------                                --------------
                                             AGREEMENT
                                            ----------

   Income Funds
   ------------
   T. Rowe Price Adjustable Rate U.S. Government Fund, Inc.
   T. Rowe Price High Yield Fund, Inc.
   T. Rowe Price New Income Fund, Inc.
   T. Rowe Price Short-Term Bond Fund, Inc.
   T. Rowe Price Summit Funds, Inc. on behalf of:
      T. Rowe Price Summit Limited-Term Bond Fund
   T. Rowe Price International Funds, Inc. on behalf of:
      T. Rowe Price Global Government Income Fund
      T. Rowe Price International Bond Fund
      T. Rowe Price Short-Term Global Income Fund
   T. Rowe Price Income Series, Inc. on behalf of:
      T. Rowe Price Limited-Term Bond Portfolio

II. ACCOUNTS SUBJECT TO ERISA              The ERISA Rider is applicable
                                            to all Customers Under
                                            Section II of this
                                            Schedule A.
   T. Rowe Price Trust Company as Trustee for the
      Johnson Matthey Salaried
      Savings Plan

   Common Trust Funds
   ------------------

   T. Rowe Price Trust Company,
   as Trustee for the International
   Common Trust Fund on behalf of
   the Underlying Trusts:
      Foreign Discovery Trust
      Foreign Discovery Trust-Augment
      Pacific Discovery Trust
      European Discovery Trust
      Japan Discovery Trust
      Latin American Discovery Trust
   New York City International Common Trust Fund

III. OTHER                                 No Riders are applicable to
                                            the Customer listed under
   RPFI International                      Section III of this
     Partners, L.P.                        Schedule A.

                              AMENDMENT AGREEMENT




     AMENDMENT AGREEMENT, dated as of August 15, 1994 (the "AMENDMENT AGREEMENT") to the Global Custody Agreement, effective January 3, 1994, as amended (the "CUSTODY AGREEMENT") by and between each of the Entities listed in Attachment A hereto, separately and individually (each such entity referred to hereinafter as the "CUSTOMER") and THE CHASE MANHATTAN BANK, N.A. (the "BANK").
 Terms defined in the Custody Agreement are used herein as therein defined.

     WITNESSETH:

     WHEREAS, the Customer wishes to appoint the Bank as its global custodian and the Bank wishes to accept such appointment pursuant to the terms of the Custody Agreement;

     NOW, THEREFORE, the parties hereto agree as follows:

     1. Amendment.  Section I of Schedule A of the Custody Agreement ("SCHEDULE
        ---------
A") shall be amended to add each Customer listed in Attachment A hereto. The revised Schedule A incorporating these changes in the form attached hereto as Attachment B shall supersede the existing Schedule A in its entirety.

     2. Agreement.  The Customer agrees to be bound in all respects by all the
        ---------
terms and conditions of the Custody Agreement and shall be fully liable thereunder as a "Customer" as defined in the Custody Agreement.

     3. Confirmation of Agreement.  Except as amended hereby, the Custody
        -------------------------
Agreement is in full force and effect and as so amended is hereby ratified, approved and confirmed by the Customer and the Bank in all respects.

     4. Governing Law.  This Amendment Agreement shall be construed in
        -------------
accordance with and governed by the law of the State of New York without regard to its conflict of law principles.

     IN WITNESS WHEREOF, the parties have executed this Amendment Agreement as of the day and year first above written.

                           THE CHASE MANHATTAN BANK, N.A.


                           By:   /s/Alan P. Naughton
                                 Alan P. Naughton
                                 Vice President

                           EACH OF THE CUSTOMERS LISTED IN ATTACHMENT A HERETO, SEPARATELY AND INDIVIDUALLY


                           By:   /s/Carmen F. Deyesu
                                 Carmen F. Deyesu
                                Treasurer

                                                                    Attachment A






                               LIST OF CUSTOMERS




T. Rowe Price Equity Series, Inc. on behalf of the
     T. Rowe Price Personal Strategy Balanced Portfolio

T. Rowe Price Personal Strategy Funds, Inc. on behalf of
     T. Rowe Price Personal Strategy Balanced Fund
     T. Rowe Price Personal Strategy Growth Fund
     T. Rowe Price Personal Strategy Income Fund

 Attachment B                                                         Schedule A
                                                                     Page 1 of 2


                LIST OF CUSTOMERS, EACH INDIVIDUALLY PARTIES TO
                         GLOBAL CUSTODY AGREEMENT WITH
                         THE CHASE MANHATTAN BANK, N.A.
                             DATED JANUARY 3, 1993

                                            APPLICABLE RIDERS TO
CUSTOMER                                    GLOBAL CUSTODY
                                           AGREEMENT

I. INVESTMENT COMPANIES/PORTFOLIOS         The Mutual Fund Rider is
   REGISTERED UNDER THE INVESTMENT         applicable to all Customers
   COMPANY ACT OF 1940                     listed under Section I of
                                            this Schedule A.

   Equity Funds
   ------------

   T. Rowe Price Balanced Fund, Inc.
   T. Rowe Price Blue Chip Growth Fund, Inc.
   T. Rowe Price Capital Appreciation Fund
   T. Rowe Price Dividend Growth Fund, Inc.
   T. Rowe Price Equity Income Fund
   T. Rowe Price Growth & Income Fund, Inc.
   T. Rowe Price Growth Stock Fund, Inc.
   Institutional International Funds, Inc. on behalf of:
      Foreign Equity Fund
   T. Rowe Price International Funds, Inc. on behalf of:
      T. Rowe Price European Stock Fund
      T. Rowe Price International Discovery Fund
      T. Rowe Price International Stock Fund
      T. Rowe Price Japan Fund
      T. Rowe Price Latin America Fund
      T. Rowe Price New Asia Fund
   T. Rowe Price International Series, Inc., on behalf of:
      T. Rowe Price International Stock Portfolio
   T. Rowe Price Mid-Cap Growth Fund, Inc.
   T. Rowe Price New Era Fund, Inc.
   T. Rowe Price New Horizons Fund, Inc.
   T. Rowe Price OTC Fund, Inc. on behalf of:
      T. Rowe Price OTC Fund
   T. Rowe Price Science & Technology Fund, Inc.
   T. Rowe Price Small-Cap Value Fund, Inc.
   CUNA Mutual Funds, Inc. on behalf of:
      CUNA Mutual Cornerstone Fund
   T. Rowe Price Equity Series, Inc. on behalf of:
      T. Rowe Price Equity Income Portfolio

      T. Rowe Price New America Growth Portfolio
      T. Rowe Price Personal Strategy Balanced Portfolio
   T. Rowe Price New America Growth Fund, Inc.

 Attachment B                                                         Schedule A
                                                                     Page 2 of 3

                                            APPLICABLE RIDERS TO
   CUSTOMER                                GLOBAL CUSTODY
   --------                                --------------
                                             AGREEMENT
                                            ----------

   Income Funds
   ------------

   T. Rowe Price Adjustable Rate U.S. Government Fund, Inc.
   T. Rowe Price High Yield Fund, Inc.
   T. Rowe Price New Income Fund, Inc.
   T. Rowe Price Short-Term Bond Fund, Inc.
   T. Rowe Price Summit Funds, Inc. on behalf of:
      T. Rowe Price Summit Limited-Term Bond Fund
   T. Rowe Price International Funds, Inc. on behalf of:
      T. Rowe Price Global Government Income Fund
      T. Rowe Price International Bond Fund
      T. Rowe Price Short-Term Global Income Fund
   T. Rowe Price Income Series, Inc. on behalf of:
      T. Rowe Price Limited-Term Bond Portfolio
   T. Rowe Price Personal Strategy Funds, Inc. on behalf of:
      T. Rowe Price Personal Strategy Balanced Fund
      T. Rowe Price Personal Strategy Growth Fund
      T. Rowe Price Personal Strategy Income Fund

                                            APPLICABLE RIDERS TO
CUSTOMER                                    GLOBAL CUSTODY
                                           AGREEMENT

II. ACCOUNTS SUBJECT TO ERISA              The ERISA Rider is applicable
                                            to all Customers Under
                                            Section II of this
                                            Schedule A.
   T. Rowe Price Trust Company as Trustee for the
      Johnson Matthey Salaried
      Savings Plan

   Common Trust Funds
   ------------------

   T. Rowe Price Trust company,
   as Trustee for the International
   Common Trust Fund on behalf of
   the Underlying Trusts:

      Foreign Discovery Trust
      Foreign Discovery Trust-Augment
      Pacific Discovery Trust

      European Discovery Trust
      Japan Discovery Trust
      Latin American Discovery Trust

   New York City International Common Trust Fund

III. OTHER                                 No Riders are applicable to
                                            the Customer listed under
   RPFI International                      Section III of this
     Partners, L.P.                         Schedule A.

                              AMENDMENT AGREEMENT

     AMENDMENT AGREEMENT, dated as of November 28, 1994 (the "Amendment Agreement") to the Global Custody Agreement, effective January 3, 1994, as amended (the "Custody Agreement") by and between each of the Entities listed in Attachment A hereto, separately and individually (each such entity referred to hereinafter as the "Customer") and THE CHASE MANHATTAN BANK, N.A. (the "Bank").
 Terms defined in the Custody Agreement are used herein as therein defined.

     WITNESSETH:

     WHEREAS, the Customer wishes to appoint the Bank as its global custodian and the Bank wishes to accept such appointment pursuant to the terms of the Custody Agreement;

     NOW, THEREFORE, the parties hereto agree as follows:

     1. Amendment. Section I of Schedule A of the Custody Agreement ("Schedule A") shall be amended to add each Customer listed in Attachment A hereto. The revised Schedule A incorporating these changes in the form attached hereto as Attachment B shall supersede the existing Schedule A in its entirety.

     2. Agreement. The Customer agrees to be bound in all respects by all the terms and conditions of the Custody Agreement and shall be fully liable thereunder as a "Customer" as defined in the Custody Agreement.

     3. Confirmation of Agreement. Except as amended hereby, the Custody Agreement is in full force and effect and as so amended is hereby ratified, approved and confirmed by the Customer and the Bank in all respects.

     4. Governing Law. This Amendment Agreement shall be construed in accordance with and governed by the law of the State of New York without regard to its conflict of law principles.

     IN WITNESS WHEREOF, the parties have executed this Amendment Agreement as of the day and year first above written.
                           THE CHASE MANHATTAN BANK, N.A.
                                /s/Alan P. Naughton
                           By   :_________________________________
                                       Alan P. Naughton
                                 Vice President

                           EACH OF THE CUSTOMERS LISTED IN ATTACHMENT A HERETO, SEPARATELY AND INDIVIDUALLY
                                 /s/Carmen F. Deyesu
                           By:   _________________________________
                                 Carmen F. Deyesu
                                Treasurer

                                                                    Attachment A
                               LIST OF CUSTOMERS

T. Rowe Price Value Fund, Inc.
T. Rowe Price Capital Opportunity Fund, Inc.
T. Rowe Price International Funds, Inc. on behalf of:
     T. Rowe Price Emerging Markets Bond Fund

   Attachment B                                                       Schedule A
                                                                     Page 1 of 2

                LIST OF CUSTOMERS, EACH INDIVIDUALLY PARTIES TO
                         GLOBAL CUSTODY AGREEMENT WITH
                         THE CHASE MANHATTAN BANK, N.A.
                             DATED JANUARY 3, 1993

                                            APPLICABLE RIDERS TO
CUSTOMER                                    GLOBAL CUSTODY
                                           AGREEMENT

I. INVESTMENT COMPANIES/PORTFOLIOS         The Mutual Fund Rider is
   REGISTERED UNDER THE INVESTMENT         applicable to all Customers
   COMPANY ACT OF 1940                     listed under Section I of
                                            this Schedule A.

Equity Funds
   T. Rowe Price Balanced Fund, Inc.
   T. Rowe Price Blue Chip Growth Fund, Inc.
   T. Rowe Price Capital Appreciation Fund
   T. Rowe Price Capital Opportunity Fund, Inc.
   T. Rowe Price Dividend Growth Fund, Inc.
   T. Rowe Price Equity Income Fund
   T. Rowe Price Growth & Income Fund, Inc.
   T. Rowe Price Growth Stock Fund, Inc.
   Institutional International Funds, Inc. on behalf of:
      Foreign Equity Fund
   T. Rowe Price International Funds, Inc. on behalf of:
      T. Rowe Price European Stock Fund
      T. Rowe Price International Discovery Fund
      T. Rowe Price International Stock Fund
      T. Rowe Price Japan Fund
      T. Rowe Price Latin America Fund
      T. Rowe Price New Asia Fund
   T. Rowe Price International Series, Inc., on behalf of:
      T. Rowe Price International Stock Portfolio
   T. Rowe Price Mid-Cap Growth Fund, Inc.
   T. Rowe Price New Era Fund, Inc.
   T. Rowe Price New Horizons Fund, Inc.
   T. Rowe Price OTC Fund, Inc. on behalf of:
      T. Rowe Price OTC Fund
   T. Rowe Price Science & Technology Fund, Inc.
   T. Rowe Price Small-Cap Value Fund, Inc.
   CUNA Mutual Funds, Inc. on behalf of:
      CUNA Mutual Cornerstone Fund
   T. Rowe Price Equity Series, Inc. on behalf of:
      T. Rowe Price Equity Income Portfolio

      T. Rowe Price New America Growth Portfolio
      T. Rowe Price Personal Strategy Balanced Portfolio
   T. Rowe Price New America Growth Fund, Inc.
   T. Rowe Price Value Fund, Inc.

 Attachment B                                                         Schedule A
                                                                     Page 2 of 2

                                            APPLICABLE RIDERS TO
CUSTOMER                                    GLOBAL CUSTODY
                                           AGREEMENT

Income Funds
   T. Rowe Price Adjustable Rate U.S. Government Fund, Inc.
   T. Rowe Price High Yield Fund, Inc.
   T. Rowe Price New Income Fund, Inc.
   T. Rowe Price Short-Term Bond Fund, Inc.
   T. Rowe Price Summit Funds, Inc. on behalf of:
      T. Rowe Price Summit Limited-Term Bond Fund
   T. Rowe Price International Funds, Inc. on behalf of:
      T. Rowe Price Global Government Income Fund
      T. Rowe Price International Bond Fund
      T. Rowe Price Short-Term Global Income Fund
      T. Rowe Price Emerging Markets Bond Fund
   T. Rowe Price Income Series, Inc. on behalf of:
      T. Rowe Price Limited-Term Bond Portfolio
   T. Rowe Price Personal Strategy Funds, Inc. on behalf of:
      T. Rowe Price Personal Strategy Balanced Fund
      T. Rowe Price Personal Strategy Growth Fund
      T. Rowe Price Personal Strategy Income Fund

                                            APPLICABLE RIDERS TO
CUSTOMER                                    GLOBAL CUSTODY
                                           AGREEMENT

II. ACCOUNTS SUBJECT TO ERISA              The ERISA Rider is applicable
                                            to all Customers Under
                                            Section II of this
                                            Schedule A.
   T. Rowe Price Trust Company as Trustee for the
      Johnson Matthey Salaried
      Savings Plan
   Common Trust Funds
   T. Rowe Price Trust company,
   as Trustee for the International
   Common Trust Fund on behalf of
   the Underlying Trusts:
      Foreign Discovery Trust
      Foreign Discovery Trust-Augment
      Pacific Discovery Trust
      European Discovery Trust
      Japan Discovery Trust
      Latin American Discovery Trust

   New York City International Common Trust Fund

III. OTHER                                 No Riders are applicable to
                                           the Customer listed under
   RPFI International                      Section III of this
     Partners, L.P.                        Schedule A.

                              AMENDMENT AGREEMENT

     AMENDMENT AGREEMENT, dated as of May 31, 1995 (the "Amendment Agreement") to the Global Custody Agreement, effective January 3, 1994, as amended (the "Custody Agreement") by and between each of the Entities listed in Attachment A hereto, separately and individually (each such entity referred to hereinafter as the "Customer") and THE CHASE MANHATTAN BANK, N.A. (the "Bank"). Terms defined in the Custody Agreement are used herein as therein defined.

     WITNESSETH:

     WHEREAS, the Customer wishes to appoint the Bank as its global custodian and the Bank wishes to accept such appointment pursuant to the terms of the Custody Agreement;

     NOW, THEREFORE, the parties hereto agree as follows:

     1. Amendment. Section I of Schedule A of the Custody Agreement ("Schedule A") shall be amended to add and delete certain Customers as specified in Attachment A hereto. The revised Schedule A incorporating these changes in the form attached hereto as Attachment B shall supersede the existing Schedule A in its entirety.

     2. Agreement. The Customer agrees to be bound in all respects by all the terms and conditions of the Custody Agreement and shall be fully liable thereunder as a "Customer" as defined in the Custody Agreement.

     3. Confirmation of Agreement. Except as amended hereby, the Custody Agreement is in full force and effect and as so amended is hereby ratified, approved and confirmed by the Customer and the Bank in all respects.

     4. Governing Law. This Amendment Agreement shall be construed in accordance with and governed by the law of the State of New York without regard to its conflict of law principles.

     IN WITNESS WHEREOF, the parties have executed this Amendment Agreement as of the day and year first above written.

                           THE CHASE MANHATTAN BANK, N.A.

                                /s/Alan P. Naughton
                           By:  _________________________________
                                       Alan P. Naughton
                                 Vice President

                           EACH OF THE CUSTOMERS LISTED IN ATTACHMENT A HERETO, SEPARATELY AND INDIVIDUALLY

                                 /s/Carmen F. Deyesu
                           By:   _________________________________
                                Carmen F. Deyesu
                                Treasurer

                                                                    Attachment A
                               LIST OF CUSTOMERS
Add the following Fund:
T. Rowe Price International Funds, Inc. on behalf of:
  T. Rowe Price Emerging Markets Stock Fund
Delete the following Fund:
CUNA Mutual Funds, Inc. on behalf of:
  CUNA Mutual Cornerstone Fund

  Attachment B                                                        Schedule A
                                                                     Page 1 of 2

                LIST OF CUSTOMERS, EACH INDIVIDUALLY PARTIES TO
                         GLOBAL CUSTODY AGREEMENT WITH
                         THE CHASE MANHATTAN BANK, N.A.
                             DATED JANUARY 3, 1993

                                            APPLICABLE RIDERS TO
CUSTOMER                                    GLOBAL CUSTODY
                                           AGREEMENT

I. INVESTMENT COMPANIES/PORTFOLIOS         The Mutual Fund Rider is
   REGISTERED UNDER THE INVESTMENT         applicable to all Customers
   COMPANY ACT OF 1940                     listed under Section I of
                                            this Schedule A.

Equity Funds
   T. Rowe Price Balanced Fund, Inc.
   T. Rowe Price Blue Chip Growth Fund, Inc.
   T. Rowe Price Capital Appreciation Fund
   T. Rowe Price Capital Opportunity Fund, Inc.
   T. Rowe Price Dividend Growth Fund, Inc.
   T. Rowe Price Equity Income Fund
   T. Rowe Price Growth & Income Fund, Inc.
   T. Rowe Price Growth Stock Fund, Inc.
   Institutional International Funds, Inc. on behalf of:
      Foreign Equity Fund
   T. Rowe Price International Funds, Inc. on behalf of:
      T. Rowe Price European Stock Fund
      T. Rowe Price International Discovery Fund
      T. Rowe Price International Stock Fund
      T. Rowe Price Japan Fund
      T. Rowe Price Latin America Fund
      T. Rowe Price New Asia Fund
      T. Rowe Price Emerging Markets Stock Fund
   T. Rowe Price International Series, Inc., on behalf of:
      T. Rowe Price International Stock Portfolio
   T. Rowe Price Mid-Cap Growth Fund, Inc.
   T. Rowe Price New Era Fund, Inc.
   T. Rowe Price New Horizons Fund, Inc.
   T. Rowe Price OTC Fund, Inc. on behalf of:
      T. Rowe Price OTC Fund
   T. Rowe Price Science & Technology Fund, Inc.
   T. Rowe Price Small-Cap Value Fund, Inc.
   T. Rowe Price Equity Series, Inc. on behalf of:
      T. Rowe Price Equity Income Portfolio
      T. Rowe Price New America Growth Portfolio

      T. Rowe Price Personal Strategy Balanced Portfolio
   T. Rowe Price New America Growth Fund, Inc.
   T. Rowe Price Value Fund, Inc.

  Attachment B                                                        Schedule A
                                                                     Page 2 of 2
Income Funds
   T. Rowe Price Adjustable Rate U.S. Government Fund, Inc.
   T. Rowe Price High Yield Fund, Inc.
   T. Rowe Price New Income Fund, Inc.
   T. Rowe Price Short-Term Bond Fund, Inc.
   T. Rowe Price Summit Funds, Inc. on behalf of:
      T. Rowe Price Summit Limited-Term Bond Fund
   T. Rowe Price International Funds, Inc. on behalf of:
      T. Rowe Price Global Government Income Fund
      T. Rowe Price International Bond Fund
      T. Rowe Price Short-Term Global Income Fund
      T. Rowe Price Emerging Markets Bond Fund
   T. Rowe Price Income Series, Inc. on behalf of:
      T. Rowe Price Limited-Term Bond Portfolio
   T. Rowe Price Personal Strategy Funds, Inc. on behalf of:
      T. Rowe Price Personal Strategy Balanced Fund
      T. Rowe Price Personal Strategy Growth Fund
      T. Rowe Price Personal Strategy Income Fund

                                            APPLICABLE RIDERS TO
CUSTOMER                                    GLOBAL CUSTODY
                                           AGREEMENT

II. ACCOUNTS SUBJECT TO ERISA              The ERISA Rider is applicable
                                            to all Customers Under
                                            Section II of this
                                            Schedule A.
   T. Rowe Price Trust Company as Trustee for the
      Johnson Matthey Salaried
      Savings Plan
   Common Trust Funds
   T. Rowe Price Trust company,
   as Trustee for the International
   Common Trust Fund on behalf of
   the Underlying Trusts:
      Foreign Discovery Trust
      Foreign Discovery Trust-Augment
      Pacific Discovery Trust
      European Discovery Trust
      Japan Discovery Trust
      Latin American Discovery Trust

   New York City International Common Trust Fund

III. OTHER                                 No Riders are applicable to
                                            the Customer listed under

   RPFI International                      Section III of this
     Partners, L.P.                        Schedule A.

                              AMENDMENT AGREEMENT

     AMENDMENT AGREEMENT, dated as of November 1, 1995 (the "Amendment Agreement") to the Global Custody Agreement, effective January 3, 1994, as amended (the "Custody Agreement") by and between each of the Entities listed in Attachment A hereto, separately and individually (each such entity referred to hereinafter as the "Customer") and THE CHASE MANHATTAN BANK, N.A. (the "Bank").
 Terms defined in the Custody Agreement are used herein as therein defined.

     WITNESSETH:

     WHEREAS, the Customer wishes to appoint the Bank as its global custodian and the Bank wishes to accept such appointment pursuant to the terms of the Custody Agreement;

     NOW, THEREFORE, the parties hereto agree as follows:

     1. Amendment. Section I of Schedule A of the Custody Agreement ("Schedule A") shall be amended to add and delete certain Customers as specified in Attachment A hereto. The revised Schedule A incorporating these changes in the form attached hereto as Attachment B shall supersede the existing Schedule A in its entirety.

     2. Agreement. The Customer agrees to be bound in all respects by all the terms and conditions of the Custody Agreement and shall be fully liable thereunder as a "Customer" as defined in the Custody Agreement.

     3. Confirmation of Agreement. Except as amended hereby, the Custody Agreement is in full force and effect and as so amended is hereby ratified, approved and confirmed by the Customer and the Bank in all respects.

     4. Governing Law. This Amendment Agreement shall be construed in accordance with and governed by the law of the State of New York without regard to its conflict of law principles.

     IN WITNESS WHEREOF, the parties have executed this Amendment Agreement as of the day and year first above written.

                           THE CHASE MANHATTAN BANK, N.A.

                                /s/Alan R. Naughton
                           By:  _________________________________
                                       Alan R. Naughton
                                 Vice President

                           EACH OF THE CUSTOMERS LISTED IN ATTACHMENT A HERETO, SEPARATELY AND INDIVIDUALLY

                                 /s/Carmen F. Deyesu
                           By:   _________________________________
                                 Carmen F. Deyesu
                                Treasurer

                                                                    Attachment A
     LIST OF CUSTOMERS
Add the following Funds:
T. Rowe Price International Funds, Inc. on behalf of:
  T. Rowe Price Global Stock Fund
T. Rowe Price Corporate Income Fund, Inc.
T. Rowe Price Health & Life Sciences Fund, Inc.

  Attachment B                                                        Schedule A
                                                                     Page 1 of 2

                LIST OF CUSTOMERS, EACH INDIVIDUALLY PARTIES TO
                         GLOBAL CUSTODY AGREEMENT WITH
                         THE CHASE MANHATTAN BANK, N.A.
                             DATED JANUARY 3, 1993

                                            APPLICABLE RIDERS TO
CUSTOMER                                    GLOBAL CUSTODY
                                           AGREEMENT

I. INVESTMENT COMPANIES/PORTFOLIOS         The Mutual Fund Rider is
   REGISTERED UNDER THE INVESTMENT         applicable to all Customers
   COMPANY ACT OF 1940                     listed under Section I of
                                            this Schedule A.

   Equity Funds
   T. Rowe Price Balanced Fund, Inc.
   T. Rowe Price Blue Chip Growth Fund, Inc.
   T. Rowe Price Capital Appreciation Fund
   T. Rowe Price Capital Opportunity Fund, Inc.
   T. Rowe Price Dividend Growth Fund, Inc.
   T. Rowe Price Equity Income Fund
   T. Rowe Price Growth & Income Fund, Inc.
   T. Rowe Price Growth Stock Fund, Inc.
   Institutional International Funds, Inc. on behalf of:
      Foreign Equity Fund
   T. Rowe Price International Funds, Inc. on behalf of:
      T. Rowe Price European Stock Fund
      T. Rowe Price International Discovery Fund
      T. Rowe Price International Stock Fund
      T. Rowe Price Japan Fund
      T. Rowe Price Latin America Fund
      T. Rowe Price New Asia Fund
      T. Rowe Price Emerging Markets Stock Fund
      T. Rowe Price Global Stock Fund
   T. Rowe Price International Series, Inc., on behalf of:
      T. Rowe Price International Stock Portfolio
   T. Rowe Price Mid-Cap Growth Fund, Inc.
   T. Rowe Price New Era Fund, Inc.
   T. Rowe Price New Horizons Fund, Inc.
   T. Rowe Price OTC Fund, Inc. on behalf of:
      T. Rowe Price OTC Fund
   T. Rowe Price Science & Technology Fund, Inc.
   T. Rowe Price Small-Cap Value Fund, Inc.
   T. Rowe Price Equity Series, Inc. on behalf of:
      T. Rowe Price Equity Income Portfolio

      T. Rowe Price New America Growth Portfolio
      T. Rowe Price Personal Strategy Balanced Portfolio
   T. Rowe Price New America Growth Fund, Inc.
   T. Rowe Price Value Fund, Inc.
   T. Rowe Price Health & Life Sciences Fund, Inc.
 Attachment B                                                         Schedule A
                                                                     Page 1 of 2

   Income Funds

   T. Rowe Price Adjustable Rate U.S. Government Fund, Inc.
   T. Rowe Price High Yield Fund, Inc.
   T. Rowe Price New Income Fund, Inc.
   T. Rowe Price Short-Term Bond Fund, Inc.
   T. Rowe Price Summit Funds, Inc. on behalf of:
      T. Rowe Price Summit Limited-Term Bond Fund
   T. Rowe Price International Funds, Inc. on behalf of:
      T. Rowe Price Global Government Income Fund
      T. Rowe Price International Bond Fund
      T. Rowe Price Short-Term Global Income Fund
      T. Rowe Price Emerging Markets Bond Fund
   T. Rowe Price Income Series, Inc. on behalf of:
      T. Rowe Price Limited-Term Bond Portfolio
   T. Rowe Price Personal Strategy Funds, Inc. on behalf of:
      T. Rowe Price Personal Strategy Balanced Fund
      T. Rowe Price Personal Strategy Growth Fund
      T. Rowe Price Personal Strategy Income Fund
   T. Rowe Price Corporate Income Fund, Inc.

                                            APPLICABLE RIDERS TO
CUSTOMER                                    GLOBAL CUSTODY
                                           AGREEMENT

II. ACCOUNTS SUBJECT TO ERISA              The ERISA Rider is applicable
                                            to all Customers Under
                                            Section II of this
                                            Schedule A.
   T. Rowe Price Trust Company as Trustee for the
      Johnson Matthey Salaried
      Savings Plan
   Common Trust Funds
   T. Rowe Price Trust Company,
   as Trustee for the International
   Common Trust Fund on behalf of
   the Underlying Trusts:
      Foreign Discovery Trust
      Foreign Discovery Trust-Augment
      Pacific Discovery Trust

      European Discovery Trust
      Japan Discovery Trust
      Latin American Discovery Trust
   New York City International Common Trust Fund

III. OTHER                                 No Riders are applicable to
                                            the Customer listed under
   RPFI International                      Section III of this
     Partners, L.P.                        Schedule A.

                              AMENDMENT AGREEMENT

     The Global Custody Agreement of January 3, 1994, as amended April 18, 1994, August 15, 1994, November 28, 1994, May 31, 1995, and November 1, 1995 (the "Custody Agreement"), by and between each of the Entities listed in Attachment A hereto, separately and individually (each such entity referred to hereinafter as the "Customer") and The Chase Manhattan Bank, N.A., which contracts have been assumed by operation of law by THE CHASE MANHATTAN BANK (the "Bank") is hereby further amended, as of July 31, 1996 (the "Amendment Agreement"). Terms defined in the Custody Agreement are used herein as therein defined.

     WITNESSETH:

     WHEREAS, the Customer wishes to appoint the Bank as its global custodian and the Bank wishes to accept such appointment pursuant to the terms of the Custody Agreement;

     NOW, THEREFORE, the parties hereto agree as follows:

     1. Amendment. Section I of Schedule A of the Custody Agreement ("Schedule A") shall be amended to add and delete certain Customers as specified in Attachment A hereto. The revised Schedule A incorporating these changes in the form attached hereto as Attachment B shall supersede the existing Schedule A in its entirety.

     2. Agreement. The Customer agrees to be bound in all respects by all the terms and conditions of the Custody Agreement and shall be fully liable thereunder as a "Customer" as defined in the Custody Agreement.

     3. Confirmation of Agreement. Except as amended hereby, the Custody Agreement is in full force and effect and as so amended is hereby ratified, approved and confirmed by the Customer and the Bank in all respects.

     4. Governing Law. This Amendment Agreement shall be construed in accordance with and governed by the law of the State of New York without regard to its conflict of law principles.

     IN WITNESS WHEREOF, the parties have executed this Amendment Agreement as of the day and year first above written.

                               THE CHASE MANHATTAN BANK
                              /s/Caroline Willson
                              By:_________________________________
                               Caroline Willson Vice President

                              EACH OF THE CUSTOMERS LISTED IN
                               ATTACHMENT A HERETO, SEPARATELY AND
                                INDIVIDUALLY
                               /s/Carmen F. Deyesu
                              By:________________________________
                               Carmen F. Deyesu
                              Treasurer

                                                                    Attachment A

                               LIST OF CUSTOMERS

Add the following Funds:
T. Rowe Price Equity Series, Inc. on behalf of:
     T. Rowe Price Mid-Cap Growth Portfolio
T. Rowe Price Financial Services Fund, Inc.
Institutional Equity Funds, Inc. on behalf of:
     Mid-Cap Equity Growth Fund
T. Rowe Price Mid-Cap Value Fund, Inc.
T. Rowe Price Trust Company, as Trustee for the
     International Common Trust Fund on behalf of:
     Emerging Markets Equity Trust

  Attachment B                                                        Schedule A
                                                                     Page 1 of 2

                LIST OF CUSTOMERS, EACH INDIVIDUALLY PARTIES TO
                         GLOBAL CUSTODY AGREEMENT WITH
                         THE CHASE MANHATTAN BANK, N.A.
                             DATED JANUARY 3, 1994

                                            APPLICABLE RIDERS TO
CUSTOMER                                    GLOBAL CUSTODY
                                           AGREEMENT

I. INVESTMENT COMPANIES/PORTFOLIOS         The Mutual Fund Rider is
   REGISTERED UNDER THE INVESTMENT         applicable to all Customers
   COMPANY ACT OF 1940                     listed under Section I of
                                            this Schedule A.

   Equity Funds
   T. Rowe Price Balanced Fund, Inc.
   T. Rowe Price Blue Chip Growth Fund, Inc.
   T. Rowe Price Capital Appreciation Fund
   T. Rowe Price Capital Opportunity Fund, Inc.
   T. Rowe Price Dividend Growth Fund, Inc.
   T. Rowe Price Equity Income Fund
   T. Rowe Price Equity Series, Inc. on behalf of:
      T. Rowe Price Equity Income Portfolio
      T. Rowe Price Mid-Cap Growth Portfolio
      T. Rowe Price New America Growth Portfolio
      T. Rowe Price Personal Strategy Balanced Portfolio
   T. Rowe Price Financial Services Fund, Inc.
   T. Rowe Price Growth & Income Fund, Inc.
   T. Rowe Price Growth Stock Fund, Inc.
   T. Rowe Price Health Sciences Fund, Inc.
   Institutional Equity Funds, Inc. on behalf of:
      Mid-Cap Equity Growth Fund
   Institutional International Funds, Inc. on behalf of:
      Foreign Equity Fund
   T. Rowe Price International Funds, Inc. on behalf of:
      T. Rowe Price Emerging Markets Stock Fund
      T. Rowe Price European Stock Fund
      T. Rowe Price Global Stock Fund
      T. Rowe Price International Discovery Fund
      T. Rowe Price International Stock Fund
      T. Rowe Price Japan Fund
      T. Rowe Price Latin America Fund
      T. Rowe Price New Asia Fund
   T. Rowe Price International Series, Inc., on behalf of:
      T. Rowe Price International Stock Portfolio

   T. Rowe Price Mid-Cap Growth Fund, Inc.
   T. Rowe Price Mid-Cap Value Fund, Inc.
   T. Rowe Price New America Growth Fund
   T. Rowe Price New Era Fund, Inc.
   T. Rowe Price New Horizons Fund, Inc.
   T. Rowe Price OTC Fund, Inc. on behalf of:
      T. Rowe Price OTC Fund
   T. Rowe Price Science & Technology Fund, Inc.
   T. Rowe Price Small-Cap Value Fund, Inc.
   T. Rowe Price Value Fund, Inc.

   Income Funds
   T. Rowe Price Corporate Income Fund, Inc.
   T. Rowe Price High Yield Fund, Inc.
   T. Rowe Price Income Series, Inc. on behalf of:
      T. Rowe Price Limited-Term Bond Portfolio
   T. Rowe Price International Funds, Inc. on behalf of:
      T. Rowe Price Emerging Markets Bond Fund
      T. Rowe Price Global Government Bond Fund
      T. Rowe Price International Bond Fund
      T. Rowe Price Short-Term Global Income Fund
   T. Rowe Price New Income Fund, Inc.
   T. Rowe Price Personal Strategy Funds, Inc. on behalf of:
      T. Rowe Price Personal Strategy Balanced Fund
      T. Rowe Price Personal Strategy Growth Fund
      T. Rowe Price Personal Strategy Income Fund
   T. Rowe Price Short-Term Bond Fund, Inc.
   T. Rowe Price Short-Term U.S. Government Fund, Inc.
   T. Rowe Price Summit Funds, Inc. on behalf of:
      T. Rowe Price Summit Limited-Term Bond Fund

                                            APPLICABLE RIDERS TO
CUSTOMER                                    GLOBAL CUSTODY
                                           AGREEMENT

II. ACCOUNTS SUBJECT TO ERISA              The ERISA Rider is applicable
                                            to all Customers Under
                                            Section II of this
                                            Schedule A.
   T. Rowe Price Trust Company as Trustee for the
      Johnson Matthey Salaried
      Savings Plan
   Common Trust Funds
   T. Rowe Price Trust Company,
   as Trustee for the International
   Common Trust Fund on behalf of
   the Underlying Trusts:
      Emerging Markets Equity Trust
      European Discovery Trust

      Foreign Discovery Trust
      Foreign Discovery Trust-Augment
      Japan Discovery Trust
      Latin America Discovery Trust
      Pacific Discovery Trust
      New York City International Common Trust Fund

III. OTHER                                 No Riders are applicable to the
Customer
                                            listed under
   RPFI International                      Section III of this
     Partners, L.P.                        Schedule A.

     AMENDMENT, dated July 17, 1997 to the January 3, 1994 Custody Agreement ("Agreement"), as amended July 31, 1996 ("Amendment Agreement"), by and between each of the Entities listed in Attachment B of the Amendment Agreement, separately and individually (each such entity hereinafter referred to as the "Customer"), and The Chase Manhattan Bank, N.A. whose obligations have since been adopted by The Chase Manhattan Bank ("Bank"), having a place of business at One Chase Manhattan Plaza, New York, N.Y. 10081

     It is hereby agreed as follows:

     Section 1. Except as modified hereby, the Agreement is confirmed in all respects. Capitalized terms used herein without definition shall have the meanings ascribed to them in the Agreement.

     Section 2. The Agreement is amended as follows by adding the following as new ' 15:

     (a) "CMBI" shall mean Chase Manhattan Bank International, an indirect wholly-owned subsidiary of Bank, located in Moscow, Russia, and any nominee companies appointed by it.

     (b) "International Financial Institution" shall mean any bank in the top 1,000 (together with their affiliated companies) as measured by "Tier 1" capital or any broker/dealer in the top 100 as measured by capital.

     (c)  "Negligence" shall mean the failure to exercise "Reasonable Care".

     (d) "No-Action Letter" shall mean the response of the Securities and Exchange Commission's Office of Chief Counsel of Investment Management, dated April 18, 1995, in respect of the Templeton Russia Fund, Inc. (SEC Ref. No. 95-151-CC, File No. 811-8788) providing "no-action" relief under '17(f) of the Investment Company Act of 1940, as amended, and SEC Rule 17-f5 thereunder, in connection with custody of such Templeton Russia Fund, Inc.'s investments in Russian Securities.

     (e) "Reasonable Care" shall mean the use of reasonable custodial practices under the applicable circumstances as measured by the custodial practices then prevailing in Russia of

International Financial Institutions acting as custodians for their institutional investor clients in Russia.

     (f) "Registrar Company" shall mean any entity providing share registration services to an issuer of Russian Securities.

     (g) "Registrar Contact" shall mean a contract between CMBI and a Registrar Company (and as the same may be amended from time to time) containing, inter alia, the contractual provisions described at paragraphs (a)-(e) on pps. 5-6 of the No-Action Letter.

     (h)  "Russian Security" shall mean a Security issued by a Russian issuer.

     (i) "Share Extract" shall mean: (i) an extract of its share registration books issued by a Registrar Company indicating an investor's ownership of a security; and (ii) a form prepared by CMBI or its agent in those cases where a Registrar Company in unwilling to issue a Share Extract.

     Section 3. Section 6(a) of the Agreement is amended by adding the following at the end thereof: "With respect to Russia, payment for Russian Securities shall not be made prior to the issuance of the Share Extract relating to such Russian Security. Delivery of Russian Securities may be made in accordance with the customary or established securities trading or securities processing practices and procedures in Russia. Delivery of Russian Securities may also be made in any manner specifically required by Instructions acceptable to the Bank. Customer shall promptly supply such transaction and settlement information as may be requested by Bank or CMBI in connection with particular transactions."

     Section 4. Section 8 of the Agreement is amended by adding a new paragraph to the end thereof as follows: "It is understood and agreed that Bank need only use its reasonable efforts with respect to performing the functions described in this '8 with respect to Russian Securities."
     Section 5. Section 12(a)(i) of the Agreement is amended with respect to Russian custody by deleting the phrase "reasonable care" wherever it appears and substituting, in lieu thereof, the phrase "Reasonable Care."

     Section 6. Section 12(a)(i) of the Agreement is further amended with respect to Russian custody by inserting the following at the end of the first sentence thereof:
"provided that, with respect to Russian Securities, Bank's responsibilities shall be limited to safekeeping of relevant Share Extracts."

     Section 7. Section 12(a)(i) of the Agreement is further amended with respect to Russian custody by inserting the following after the second sentence thereof: "In connection with the foregoing, neither Bank nor CMBI shall assume responsibility for, and neither shall be liable for, any action or inaction of any Registrar Company and no Registrar Company shall be, or shall be deemed to be, Bank, CMBI, a Subcustodian, a securities depository or the employee, agent or personnel of any of the foregoing. To the extent that CMBI employs agents to perform any of the functions to be performed by Bank or CMBI with respect to Russian Securities, neither Bank nor CMBI shall be responsible for any act, omission, default or for the solvency of any such agent unless the appointment of such agent was made with Negligence or in bad faith, or for any loss due to the negligent act of such agent except to the extent that such agent performs in a negligent manner which is the cause of the loss to the Customer and the Bank or CMBI failed to exercise reasonable care in monitoring such agent's performance where Customer has requested and Bank has agreed to accept such monitoring responsibility and except that where Bank or CMBI uses (i) an affiliated nominee or (ii) an agent to perform the share registration or share confirmation functions described in paragraphs (a)-(e) on pps. 5-6 of the No-Action Letter, and, to the extent applicable to CMBI, the share registration functions described on pps. 2-3 of the No-Action Letter, Bank and CMBI shall be liable to Customer as if CMBI were responsible for performing such services itself."

     Section 8. Section 12(a)(ii) is amended with respect to Russian custody by deleting the word "negligently" and substituting, in lieu thereof, the word "Negligently."

     Section 9. Section 12(a)(iii) is amended with respect to Russian custody by deleting the word "negligence" and substituting, in lieu thereof, the word "Negligence."

     Section 10. Add a new Section 16 to the Agreement as follows:

     (a) Bank will advise Customer (and will update such advice from time to time as changes occur) of those Registrar Companies with which CMBI has entered into a Registrar Contract. Bank shall cause CMBI both to monitor each Registrar Company and to promptly advise Customer when

CMBI has actual knowledge of the occurrence of any one or more of the events described in paragraphs (i)-(v) on pps. 8-9 of the No-Action Letter with respect to a Registrar Company that serves in that capacity for any issuer the shares of which are held by Customer.

     (b) Where Customer is considering investing in the Russian Securities of an issuer as to which CMBI does not have a Registrar Company, Customer may request that Bank ask that CMBI both consider whether it would be willing to attempt to enter into such a Registrar Contract and to advise Customer of its willingness to do so. Where CMBI has agreed to make such an attempt, Bank will advise Customer of the occurrence of any one or more or the events described in paragraphs (i)-(iv) on pps. 8-9 of the No-Action Letter of which CMBI has actual knowledge.

     (c) Where Customer is considering investing in the Russian Securities of an issuer as to which CMBI has a Registrar Contract with the issuer's Registrar Company, Customer may advise Bank of its interest in investing in such issuer and, in such event, Bank will advise Customer of the occurrence of any one or more of the events described in paragraphs (i)-(v) on pps. 8-9 of the No-Action Letter of which CMBI has actual knowledge.

     Section 11. Add a new Section 17 to the Agreement as follows: "Customer shall pay for and hold Bank and CMBI harmless from any liability or loss resulting from the imposition or assessment of any taxes (including, but not limited to, state, stamp and other duties) or other governmental charges, and any related expenses with respect to income on Russian Securities."

     Section 12. Add a new Section 18 to the Agreement as follows: "Customer acknowledges and agrees that CMBI may not be able, in given cases and despite its reasonable efforts, to obtain a Share Extract from a Registrar Company and CMBI shall not be liable in any such even including with respect to any losses resulting from such failure."

     Section 13. Add a new Section 19 to the Agreement as follows: "Customer acknowledges that it has received, reviewed and understands that Chase market report for Russia, including, but not limited to, the risks described therein."

     Section 14. Add a new Section 20 to the Agreement as follows: "Subject to the cooperation of a Registrar Company, for at least the first two years following CMBI's first use of a Registrar

Company, Bank shall cause CMBI to conduct share confirmations on at least a quarterly basis, although thereafter confirmations may be conducted on a less frequent basis if Customer's Board of Directors, in consultation with CMBI, determines it to be appropriate."

     Section 15. Add a new Section 21 to the Agreement as follows: "Bank shall cause CMBI to prepare for distribution to Customer's Board of Directors a quarterly report identifying: (i) any concerns it has regarding the Russian share registration system that should be brought to the attention of the Board of Directors; and (ii) the steps CMBI has taken during the reporting period to ensure that Customer's interests continue to be appropriately recorded."

     Section 16. Add a new Section 22 to the Agreement as follows: "Except as provided in new '16(b), the services to be provided by Bank hereunder will be provided only in relation to Russian Securities for which CMBI has entered into a Registrar Contract with the relevant Registrar Company."
                              *********************
     IN WITNESS WHEREOF, the parties have executed this Amendment as of the date first above written.

for EACH CUSTOMER                           THE CHASE MANHATTAN
                                           BANK
separately and individually

/s/Henry H. Hopkins                         /s/Helen C. Bairsto
Henry H. Hopkins                            Helen C. Bairsto
Vice President                              Vice President

                              AMENDMENT AGREEMENT

     The Global Custody Agreement of January 3, 1994, as amended April 18, 1994, August 15, 1994, November 28, 1994, May 31, 1995, November 1, 1995, and July 31,
1996 (the "Custody Agreement"), by and between each of the Entities listed in Attachment A hereto, separately and individually (each such entity referred to hereinafter as the "Customer") and The Chase Manhattan Bank, N.A., which contracts have been assumed by operation of law by THE CHASE MANHATTAN BANK (the "Bank") is hereby further amended, as of July 23, 1997 (the "Amendment Agreement"). Terms defined in the Custody Agreement are used herein as therein defined.

     WITNESSETH:

     WHEREAS, the Customer wishes to appoint the Bank as its global custodian and the Bank wishes to accept such appointment pursuant to the terms of the Custody Agreement;

     NOW, THEREFORE, the parties hereto agree as follows:

     1. Amendment. Section 1 of Schedule A of the Custody Agreement ("Schedule A") shall be amended to add certain Customers as specified in Attachment A hereto. The revised Schedule A incorporating these changes in the form attached hereto as Attachment B shall supersede the existing Schedule A in its entirety.

     2. Agreement. The Customer agrees to be bound in all respects by all the terms and conditions of the Custody Agreement and shall be fully liable thereunder as a "Customer" as defined in the Custody Agreement.

     3. Confirmation of Agreement. Except as amended hereby, the Custody Agreement is in full force and effect and as so amended is hereby ratified, approved and confirmed by the Customer and the Bank in all respects.

     4. Governing Law: This Amendment Agreement shall be construed in accordance with and governed by the law of the State of New York without regard to its conflict of law principles.

     IN WITNESS WHEREOF, the parties have executed this Amendment Agreement as of the day and year first above written.

                           THE CHASE MANHATTAN BANK

                           By:   /S/Caroline Willson
                                 Caroline Willson
                                 Vice President

                           EACH OF THE CUSTOMERS LISTED IN ATTACHMENT A HERETO, SEPARATELY AND INDIVIDUALLY

                           By:   /s/Carmen F. Deyesu
                                 Carmen F. Deyesu
                                Treasurer

                                                                    Attachment A
     LIST OF CUSTOMERS
Add the following Funds:
T. Rowe Price Diversified Small-Cap Growth Fund, Inc.
T. Rowe Price Media & Telecommunications Fund, Inc.
T. Rowe Price Tax-Efficient Balanced Fund, Inc.
Change the name of the following Fund:
T. Rowe Price OTC Fund, Inc., on behalf of:
     T. Rowe Price OTC Fund
Effective May 1, 1997, the fund name changed to:
     T. Rowe Price Small-Cap Stock Fund, Inc.
Delete the following Fund:
T. Rowe Price International Funds, Inc., on behalf of:
     T. Rowe Price Short-Term Global Income Fund

                                                                    Attachment B
                                                                      Schedule A
                                                                     Page 1 of 3
                LIST OF CUSTOMERS, EACH INDIVIDUALLY PARTIES TO
                         GLOBAL CUSTODY AGREEMENT WITH
                            THE CHASE MANHATTAN BANK
                             DATED JANUARY 3, 1994

                                            APPLICABLE RIDERS TO
CUSTOMER                                    GLOBAL CUSTODY
                                           AGREEMENT

I. INVESTMENT COMPANIES/PORTFOLIOS         The Mutual Fund Rider is
   REGISTERED UNDER THE INVESTMENT         applicable to all Customers
   COMPANY ACT OF 1940                     listed under Section I of
                                            this Schedule A.

   Equity Funds
   T. Rowe Price Balanced Fund, Inc.
   T. Rowe Price Blue Chip Growth Fund, Inc.
   T. Rowe Price Capital Appreciation Fund
   T. Rowe Price Capital Opportunity Fund, Inc.
   T. Rowe Price Diversified Small-Cap Growth Fund, Inc.
   T. Rowe Price Dividend Growth Fund, Inc.
   T. Rowe Price Equity Income Fund
   T. Rowe Price Equity Series, Inc. on behalf of:
      T. Rowe Price Equity Income Portfolio
      T. Rowe Price Mid-Cap Growth Portfolio
      T. Rowe Price New America Growth Portfolio
      T. Rowe Price Personal Strategy Balanced Portfolio
   T. Rowe Price Financial Services Fund, Inc.
   T. Rowe Price Growth & Income Fund, Inc.
   T. Rowe Price Growth Stock Fund, Inc.
   T. Rowe Price Health Sciences Fund, Inc.
   Institutional Equity Funds, Inc. on behalf of:
      Mid-Cap Equity Growth Fund
   Institutional International Funds, Inc. on behalf of:
      Foreign Equity Fund
   T. Rowe Price International Funds, Inc. on behalf of:
     T. Rowe Price Emerging Markets Stock Fund
      T. Rowe Price European Stock Fund
      T. Rowe Price Global Stock Fund
      T. Rowe Price International Discovery Fund
      T. Rowe Price International Stock Fund
      T. Rowe Price Japan Fund
      T. Rowe Price Latin America Fund
      T. Rowe Price New Asia Fund
 PAGE 69

  Attachment B
                                                                      Schedule A
                                                                     Page 2 of 3

                                            APPLICABLE RIDERS TO
   CUSTOMER                                GLOBAL CUSTODY AGREEMENT
   T. Rowe Price International Series, Inc. on behalf of:
      T. Rowe Price International Stock Portfolio
   T. Rowe Price Media & Telecommunications Fund, Inc.
   T. Rowe Price Mid-Cap Growth Fund, Inc.
   T. Rowe Price Mid-Cap Value Fund, Inc.
   T. Rowe Price New America Growth Fund
   T. Rowe Price New Era Fund, Inc.
   T. Rowe Price New Horizons Fund, Inc.
   T. Rowe Price Science & Technology Fund, Inc.
   T. Rowe Price Small-Cap Stock Fund, Inc.
   T. Rowe Price Small-Cap Value Fund, Inc.
   T. Rowe Price Value Fund, Inc.

   Income Funds
   T. Rowe Price Corporate Income Fund, Inc.
   T. Rowe Price High Yield Fund, Inc.
   T. Rowe Price Income Series, Inc. on behalf of:
      T. Rowe Price Limited-Term Bond Portfolio
   T. Rowe Price International Funds, Inc. on behalf of:
      T. Rowe Price Emerging Markets Bond Fund
      T. Rowe Price Global Government Bond Fund
      T. Rowe Price International Bond Fund
   T. Rowe Price New Income Fund, Inc.
   T. Rowe Price Personal Strategy Funds, Inc. on behalf of:
      T. Rowe Price Personal Strategy Balanced Fund
      T. Rowe Price Personal Strategy Growth Fund
      T. Rowe Price Personal Strategy Income Fund
   T. Rowe Price Short-Term Bond Fund, Inc.
   T. Rowe Price Short-Term U.S. Government Fund, Inc.
   T. Rowe Price Summit Funds, Inc. on behalf of:
      T. Rowe Price Summit Limited-Term Bond Fund
   T. Rowe Price Tax-Efficient Balanced Fund, Inc.

  Attachment B
                                                                      Schedule A
                                                                     Page 3 of 3

                                            APPLICABLE RIDERS TO
                                            APPLICABLE RIDERS TO
CUSTOMER                                    GLOBAL CUSTODY
                                           AGREEMENT

II. ACCOUNTS SUBJECT TO ERISA              The ERISA Rider is applicable
                                            to all Customers Under
                                            Section II of this
                                            Schedule A.
   T. Rowe Price Trust Company as Trustee for the
      Johnson Matthey Salaried
      Savings Plan

   Common Trust Funds
   T. Rowe Price Trust Company, as Trustee for the
   International Common Trust Fund on behalf of the Underlying Trusts:
      Emerging Markets Equity Trust
      European Discovery Trust
      Foreign Discovery Trust
      Foreign Discovery Trust - Augment
      Japan Discovery Trust
      Latin America Discovery Trust
      Pacific Discovery Trust
      New York City International Common Trust Fund

III. OTHER
     RPFI International Partners, L.P.     No Riders are applicable to the
Customer listed under                       Section III of this Schedule A.

      AMENDMENT, dated July 23, 1997, to the Custody Agreement ("Agreement"), dated January 3, 1994, between The Chase Manhattan Bank (as successor to The Chase Manhattan Bank, N.A.), having an office at 270 Park Avenue, New York, NY 10017-2070 and certain T. Rowe Price funds.

     It is agreed as follows:

     1. The third line of '8 of the Agreement is deleted and the following is inserted, in lieu thereof:

            Bank shall provide proxy voting services in accordance with the terms of the proxy voting services rider ("Proxy Rider") annexed hereto as Exhibit 1. Proxy voting services may be provided by Bank or, in whole or in part, by one or more third parties appointed by Bank (which may be Affiliates of Bank).

     2. Except as modified hereby, the Agreement is confirmed in all respects.

     IN WITNESS WHEREOF, the parties have executed this Amendment as of the date first above written.
EACH OF THE CUSTOMERS, INDIVIDUALLY         THE CHASE MANHATTAN
AND SEPARATELY LISTED ON SECTION 1 OF      BANK
SCHEDULE A HERETO

By:/s/Henry H. Hopkins                     By:/s/Helen C. Bairsto
Henry H. Hopkins                            Helen C. Bairsto
Vice President                             Vice President

EACH OF THE CUSTOMERS, INDIVIDUALLY AND
SEPARATELY LISTED ON SECTION 2 OF
SCHEDULE A HERETO

By:/s/Nancy M. Morris
Nancy M. Morris
Vice President

                                                                       Exhibit 1
                           GLOBAL PROXY SERVICE RIDER
                          TO GLOBAL CUSTODY AGREEMENT
                                    BETWEEN
                            THE CHASE MANHATTAN BANK
                                      AND
                          CERTAIN T. ROWE PRICE FUNDS
                            DATED 3RD JANUARY, 1994

1. Global Proxy Services ("Proxy Services") shall be provided for the countries listed in the procedures and guidelines ("Procedures") furnished to the Customer, as the same may be amended by Bank from time to time on prior notice to Customer. The Procedures are incorporated by reference herein and form a part of this Rider.

2. Proxy Services shall consist of those elements as set forth in the Procedures, and shall include (a) notifications ("Notifications") by Bank to Customer of the dates of pending shareholder meetings, resolutions to be voted upon and the return dates as may be received by Bank or provided to Bank by its Subcustodians or third parties, and (b) voting by Bank of proxies based on Customer directions. Original proxy materials or copies thereof shall not be provided. Notifications shall generally be in English and, where necessary, shall be summarized and translated from such non-English materials as have been made available to Bank or its Subcustodian. In this respect Bank=s only obligation is to provide information from sources it believes to be reliable and/or to provide materials summarized and/or translated in good faith. Bank reserves the right to provide Notifications, or parts thereof, in the language received. Upon reasonable advance request by Customer, backup information relative to Notifications, such as annual reports, explanatory material concerning resolutions, management recommendations or other material relevant to the exercise of proxy voting rights shall be provided as available, but without translation.

3. While Bank shall attempt to provide accurate and complete Notifications, whether or not translated, Bank shall not be liable for any losses or other consequences that may result from reliance by Customer upon Notifications where Bank prepared the same in good faith.

4. Notwithstanding the fact that Bank may act in a fiduciary capacity with respect to Customer under other agreements or otherwise under the Agreement, in performing Proxy Services

     Bank shall be acting solely as the agent of Customer, and shall not exercise any discretion with regard to such Proxy Services.

5. Proxy voting may be precluded or restricted in a variety of circumstances, including, without limitation, where the relevant Securities are: (I) on loan;
(ii) at registrar for registration or reregistration; (iii) the subject of a conversion or other corporate action; (iv) not held in a name subject to the control of Bank or its Subcustodian or are otherwise held in a manner which precludes voting; (v) not capable of being voted on account of local market regulations or practices or restrictions by the issuer; or (vi) held in a margin or collateral account.

6. Customer acknowledges that in certain countries Bank may be unable to vote individual proxies but shall only be able to vote proxies on a net basis (e.g., a net yes or no vote given the voting instructions received from all customers).

7. Customer shall not make any use of the information provided hereunder, except in connection with the funds or plans covered hereby, and shall in no event sell, license, give or otherwise make the information provided hereunder available, to any third party, and shall not directly or indirectly compete with Bank or diminish the market for Proxy Services by provision of such information, in whole or in part, for compensation or otherwise, to any third party.

8. The names of Authorized Persons for Proxy Services shall be furnished to Bank in accordance with '10 of the Agreement. Proxy Services fees shall be as separately agreed.

                                   SCHEDULE A
SECTION 1
T. Rowe Price Balanced Fund, Inc.
T. Rowe Price Blue Chip Growth Fund, Inc.
T. Rowe Price Capital Appreciation Fund
T. Rowe Price Capital Opportunity Fund, Inc.
T. Rowe Price Corporate Income Fund, Inc.
T. Rowe Price Diversified Small-Cap Growth Fund, Inc.
T. Rowe Price Dividend Growth Fund, Inc.
T. Rowe Price Equity Income Fund
T. Rowe Price Equity Series, Inc. on behalf of:
       T. Rowe Price Mid-Cap Growth Portfolio
       T. Rowe Price New America Growth Portfolio
       T. Rowe Price Personal Strategy Balanced Portfolio
T. Rowe Price Financial Services Fund, Inc.
T. Rowe Price Growth & Income Fund, Inc.
T. Rowe Price Growth Stock Fund, Inc.
T. Rowe Price Health Sciences Fund, Inc.
T. Rowe Price High Yield Fund, Inc.
T. Rowe Price Income Series, Inc. on behalf of:
       T. Rowe Price Limited Term Bond Portfolio
Institutional Equity Funds, Inc. on behalf of:
       Mid-Cap Equity Growth Fund
T. Rowe Price Media & Telecommunications Fund, Inc.
T. Rowe Price Mid-Cap Growth Fund, Inc.
T. Rowe Price Mid-Cap Value Fund, Inc.
T. Rowe Price New America Growth Fund, Inc.
T. Rowe Price New Era Fund, Inc.
T. Rowe Price New Horizons Fund, Inc.
T. Rowe Price New Income Fund, Inc.
T. Rowe Price Personal Strategy Funds, Inc. on behalf of:
       T. Rowe Price Personal Strategy Balanced Fund
       T. Rowe Price Personal Strategy Growth Fund
       T. Rowe Price Personal Strategy Income Fund
T. Rowe Price Science & Technology Fund, Inc.
T. Rowe Price Short-Term Bond Fund, Inc.
T. Rowe Price Short-Term U.S. Government Fund, Inc.
T. Rowe Price Small-Cap Stock Fund, Inc.
T. Rowe Price Small-Cap Value Fund, Inc.
T. Rowe Price Summit Funds, Inc. on behalf of:
       T. Rowe Price Summit Limited-Term Bond Fund
T. Rowe Price Tax-Efficient Balanced Fund, Inc.
T. Rowe Price Value Fund, Inc.

SECTION 2
NYC International Common Trust Fund

     AMENDMENT, dated October 29, 1997, to the Custody Agreement ("Agreement"), dated January 3, 1994, between The Chase Manhattan Bank (as successor to The Chase Manhattan Bank, N.A.), having an office at 270 Park Avenue, New York, NY 10017-2070 and certain T. Rowe Price funds.

     It is agreed as follows:

     1. The third line of '8 of the Agreement is deleted and the following is inserted, in lieu thereof:

            Bank shall provide proxy voting services in accordance with the terms of the proxy voting services rider ("Proxy Rider") annexed hereto as Exhibit 1. Proxy voting services may be provided by Bank or, in whole or in part, by one or more third parties appointed by Bank (which may be Affiliates of Bank).

     2. Except as modified hereby, the Agreement is confirmed in all respects.

     IN WITNESS WHEREOF, the parties have executed this Amendment as of the date first above written.

EACH OF THE CUSTOMERS, INDIVIDUALLY         THE CHASE MANHATTAN
AND SEPARATELY LISTED ON SECTION 1 OF      BANK
SCHEDULE A HERETO

By:/s/Henry H. Hopkins                     By:/s/Helen C. Bairsto
Henry H. Hopkins                            Helen C. Bairsto
Vice President                             Vice President

EACH OF THE CUSTOMERS, INDIVIDUALLY AND
SEPARATELY LISTED ON SECTION 2 OF
SCHEDULE A HERETO

By:/s/Nancy M. Morris
Nancy M. Morris
Vice President
                           GLOBAL PROXY SERVICE RIDER
                          TO GLOBAL CUSTODY AGREEMENT
                                    BETWEEN
                            THE CHASE MANHATTAN BANK
                                      AND
                          CERTAIN T. ROWE PRICE FUNDS

                            DATED 3RD JANUARY, 1994

1. Global Proxy Services ("Proxy Services") shall be provided for the countries listed in the procedures and guidelines ("Procedures") furnished to the Customer, as the same may be amended by Bank from time to time on prior notice to Customer. The Procedures are incorporated by reference herein and form a part of this Rider.

2. Proxy Services shall consist of those elements as set forth in the Procedures, and shall include (a) notifications ("Notifications") by Bank to Customer of the dates of pending shareholder meetings, resolutions to be voted upon and the return dates as may be received by Bank or provided to Bank by its Subcustodians or third parties, and (b) voting by Bank of proxies based on Customer directions. Original proxy materials or copies thereof shall not be provided. Notifications shall generally be in English and, where necessary, shall be summarized and translated from such non-English materials as have been made available to Bank or its Subcustodian. In this respect Bank=s only obligation is to provide information from sources it believes to be reliable and/or to provide materials summarized and/or translated in good faith. Bank reserves the right to provide Notifications, or parts thereof, in the language received. Upon reasonable advance request by Customer, backup information relative to Notifications, such as annual reports, explanatory material concerning resolutions, management recommendations or other material relevant to the exercise of proxy voting rights shall be provided as available, but without translation.

3. While Bank shall attempt to provide accurate and complete Notifications, whether or not translated, Bank shall not be liable for any losses or other consequences that may result from reliance by Customer upon Notifications where Bank prepared the same in good faith.

4. Notwithstanding the fact that Bank may act in a fiduciary capacity with respect to Customer under other agreements or otherwise under the Agreement, in performing Proxy Services

     Bank shall be acting solely as the agent of Customer, and shall not exercise any discretion with regard to such Proxy Services.

5. Proxy voting may be precluded or restricted in a variety of circumstances, including, without limitation, where the relevant Securities are: (I) on loan;
(ii) at registrar for registration or
reregistration; (iii) the subject of a conversion or other corporate action;
(iv) not held in a name subject to the control of Bank or its Subcustodian or are otherwise held in a manner which precludes voting; (v) not capable of being voted on account of local market regulations or practices or restrictions by the issuer; or (vi) held in a margin or collateral account.

6. Customer acknowledges that in certain countries Bank may be unable to vote individual proxies but shall only be able to vote proxies on a net basis (e.g., a net yes or no vote given the voting instructions received from all customers).

7. Customer shall not make any use of the information provided hereunder, except in connection with the funds or plans covered hereby, and shall in no event sell, license, give or otherwise make the information provided hereunder available, to any third party, and shall not directly or indirectly compete with Bank or diminish the market for Proxy Services by provision of such information, in whole or in part, for compensation or otherwise, to any third party.

8. The names of Authorized Persons for Proxy Services shall be furnished to Bank in accordance with '10 of the Agreement. Proxy Services fees shall be as separately agreed.

                                   SCHEDULE A
SECTION 1
T. Rowe Price Balanced Fund, Inc.
T. Rowe Price Blue Chip Growth Fund, Inc.
T. Rowe Price Capital Appreciation Fund
T. Rowe Price Capital Opportunity Fund, Inc.
T. Rowe Price Corporate Income Fund, Inc.
T. Rowe Price Diversified Small-Cap Growth Fund, Inc.
T. Rowe Price Dividend Growth Fund, Inc.
T. Rowe Price Equity Income Fund
T. Rowe Price Equity Series, Inc. on behalf of:
       T. Rowe Price Mid-Cap Growth Portfolio
       T. Rowe Price New America Growth Portfolio
       T. Rowe Price Personal Strategy Balanced Portfolio
T. Rowe Price Financial Services Fund, Inc.
T. Rowe Price Growth & Income Fund, Inc.
T. Rowe Price Growth Stock Fund, Inc.
T. Rowe Price Health Sciences Fund, Inc.
T. Rowe Price High Yield Fund, Inc.
T. Rowe Price Income Series, Inc. on behalf of:
       T. Rowe Price Limited Term Bond Portfolio
Institutional Equity Funds, Inc. on behalf of:
       Mid-Cap Equity Growth Fund
T. Rowe Price Media & Telecommunications Fund, Inc.
T. Rowe Price Mid-Cap Growth Fund, Inc.
T. Rowe Price Mid-Cap Value Fund, Inc.
T. Rowe Price New America Growth Fund, Inc.
T. Rowe Price New Era Fund, Inc.
T. Rowe Price New Horizons Fund, Inc.
T. Rowe Price New Income Fund, Inc.
T. Rowe Price Personal Strategy Funds, Inc. on behalf of:
       T. Rowe Price Personal Strategy Balanced Fund
       T. Rowe Price Personal Strategy Growth Fund
       T. Rowe Price Personal Strategy Income Fund
T. Rowe Price Real Estate Fund, Inc.
T. Rowe Price Science & Technology Fund, Inc.
T. Rowe Price Short-Term Bond Fund, Inc.
T. Rowe Price Short-Term U.S. Government Fund, Inc.
T. Rowe Price Small-Cap Stock Fund, Inc.
T. Rowe Price Small-Cap Value Fund, Inc.
T. Rowe Price Summit Funds, Inc. on behalf of:
       T. Rowe Price Summit Limited-Term Bond Fund
T. Rowe Price Tax-Efficient Balanced Fund, Inc.
T. Rowe Price Value Fund, Inc.

SECTION 2
NYC International Common Trust Fund

                              AMENDMENT AGREEMENT

     The Global Custody Agreement of January 3, 1994, as amended April 18, 1994, August 15, 1994, November 28, 1994, May 31, 1995, November 1, 1995, July 31,
1996, and July 23, 1997 (the "Custody Agreement"), by and between each of the Entities listed in Attachment A hereto, separately and individually (each such entity referred to hereinafter as the "Customer") and The Chase Manhattan Bank, N.A., which contracts have been assumed by operation of law by THE CHASE MANHATTAN BANK (the "Bank") is hereby further amended, as of October 29, 1997 (the "Amendment Agreement"). Terms defined in the Custody Agreement are used herein as therein defined.

     WITNESSETH:

     WHEREAS, the Customer wishes to appoint the Bank as its global custodian and the Bank wishes to accept such appointment pursuant to the terms of the Custody Agreement;

     NOW, THEREFORE, the parties hereto agree as follows:

     1. Amendment. Section 1 of Schedule A of the Custody Agreement ("Schedule A") shall be amended to add certain Customers as specified in Attachment A hereto. The revised Schedule A incorporating these changes in the form attached hereto as Attachment B shall supersede the existing Schedule A in its entirety.

     2. Agreement. The Customer agrees to be bound in all respects by all the terms and conditions of the Custody Agreement and shall be fully liable thereunder as a "Customer" as defined in the Custody Agreement.

     3. Confirmation of Agreement. Except as amended hereby, the Custody Agreement is in full force and effect and as so amended is hereby ratified, approved and confirmed by the Customer and the Bank in all respects.

     4. Governing Law: This Amendment Agreement shall be construed in accordance with and governed by the law of the State of New York without regard to its conflict of law principles.

     IN WITNESS WHEREOF, the parties have executed this Amendment Agreement as of the day and year first above written.

                           THE CHASE MANHATTAN BANK

                           By:   /s/Helen C. Bairsto
                                 Helen C. Bairsto
                                 Vice President

                           EACH OF THE CUSTOMERS LISTED IN ATTACHMENT A HERETO, SEPARATELY AND INDIVIDUALLY

                           By:   /s/Carmen F. Deyesu
                                 Carmen F. Deyesu
                                Treasurer

                                                                    Attachment A
                               LIST OF CUSTOMERS
Add the following Fund:
T. Rowe Price Real Estate Fund, Inc.

                                                                    Attachment B
                                                                      Schedule A
                                                                     Page 1 of 3
                LIST OF CUSTOMERS, EACH INDIVIDUALLY PARTIES TO
                         GLOBAL CUSTODY AGREEMENT WITH
                            THE CHASE MANHATTAN BANK
                             DATED JANUARY 3, 1994

                                            APPLICABLE RIDERS TO
CUSTOMER                                    GLOBAL CUSTODY
                                           AGREEMENT

I. INVESTMENT COMPANIES/PORTFOLIOS         The Mutual Fund Rider is
   REGISTERED UNDER THE INVESTMENT         applicable to all Customers
   COMPANY ACT OF 1940                     listed under Section I of
                                            this Schedule A.

   Equity Funds
   T. Rowe Price Balanced Fund, Inc.
   T. Rowe Price Blue Chip Growth Fund, Inc.
   T. Rowe Price Capital Appreciation Fund
   T. Rowe Price Capital Opportunity Fund, Inc.
   T. Rowe Price Diversified Small-Cap Growth Fund, Inc.
   T. Rowe Price Dividend Growth Fund, Inc.
   T. Rowe Price Equity Income Fund
   T. Rowe Price Equity Series, Inc. on behalf of:
      T. Rowe Price Equity Income Portfolio
      T. Rowe Price Mid-Cap Growth Portfolio
      T. Rowe Price New America Growth Portfolio
      T. Rowe Price Personal Strategy Balanced Portfolio
   T. Rowe Price Financial Services Fund, Inc.
   T. Rowe Price Growth & Income Fund, Inc.
   T. Rowe Price Growth Stock Fund, Inc.
   T. Rowe Price Health Sciences Fund, Inc.
   Institutional Equity Funds, Inc. on behalf of:
      Mid-Cap Equity Growth Fund
   Institutional International Funds, Inc. on behalf of:
      Foreign Equity Fund
   T. Rowe Price International Funds, Inc. on behalf of:
     T. Rowe Price Emerging Markets Stock Fund
      T. Rowe Price European Stock Fund
      T. Rowe Price Global Stock Fund
      T. Rowe Price International Discovery Fund
      T. Rowe Price International Stock Fund
      T. Rowe Price Japan Fund
      T. Rowe Price Latin America Fund
      T. Rowe Price New Asia Fund

  Attachment B
  Schedule A
                                                                     Page 2 of 3

                                            APPLICABLE RIDERS TO
CUSTOMER                                   GLOBAL CUSTODY
                                           AGREEMENT

   T. Rowe Price International Series, Inc. on behalf of:
      T. Rowe Price International Stock Portfolio
   T. Rowe Price Media & Telecommunications Fund, Inc.
   T. Rowe Price Mid-Cap Growth Fund, Inc.
   T. Rowe Price Mid-Cap Value Fund, Inc.
   T. Rowe Price New America Growth Fund
   T. Rowe Price New Era Fund, Inc.
   T. Rowe Price New Horizons Fund, Inc.
   T. Rowe Price Real Estate Fund, Inc.
   T. Rowe Price Science & Technology Fund, Inc.
   T. Rowe Price Small-Cap Stock Fund, Inc.
   T. Rowe Price Small-Cap Value Fund, Inc.
   T. Rowe Price Value Fund, Inc.

   Income Funds
   T. Rowe Price Corporate Income Fund, Inc.
   T. Rowe Price High Yield Fund, Inc.
   T. Rowe Price Income Series, Inc. on behalf of:
      T. Rowe Price Limited-Term Bond Portfolio
   T. Rowe Price International Funds, Inc. on behalf of:
      T. Rowe Price Emerging Markets Bond Fund
      T. Rowe Price Global Government Bond Fund
      T. Rowe Price International Bond Fund
   T. Rowe Price New Income Fund, Inc.
   T. Rowe Price Personal Strategy Funds, Inc. on behalf of:
      T. Rowe Price Personal Strategy Balanced Fund
      T. Rowe Price Personal Strategy Growth Fund
      T. Rowe Price Personal Strategy Income Fund
   T. Rowe Price Short-Term Bond Fund, Inc.
   T. Rowe Price Short-Term U.S. Government Fund, Inc.
   T. Rowe Price Summit Funds, Inc. on behalf of:
      T. Rowe Price Summit Limited-Term Bond Fund
   T. Rowe Price Tax-Efficient Balanced Fund, Inc.

  Attachment B
                                                                      Schedule A
                                                                     Page 3 of 3

                                            APPLICABLE RIDERS TO
CUSTOMER                                    GLOBAL CUSTODY
                                           AGREEMENT

II. ACCOUNTS SUBJECT TO ERISA              The ERISA Rider is applicable
                                            to all Customers Under
                                            Section II of this
                                            Schedule A.
   T. Rowe Price Trust Company as Trustee for the
      Johnson Matthey Salaried
      Employee Savings Plan
   Common Trust Funds
   T. Rowe Price Trust Company, as Trustee for the
      International Common Trust Fund on behalf of the Underlying Trusts:
      Emerging Markets Equity Trust
      European Discovery Trust
      Foreign Discovery Trust
      Foreign Discovery Trust - Augment
      Japan Discovery Trust
      Latin America Discovery Trust
      Pacific Discovery Trust

      New York City International Common Trust Fund

III. OTHER
     RPFI International Partners, L.P.      No Riders are
                                            applicable to the
                                            Customer listed under
                                            Section III of this
                                            Schedule A.

                             AMENDMENT AGREEMENT TO
                          RUSSIAN RIDER TO THE GLOBAL
                               CUSTODY AGREEMENT
     AMENDMENT to Attachment B of Global Custody Agreement dated January 3, 1994, as amended July 23, 1997, is hereby further amended as of September 3, 1997.
     NOW, THEREFORE, the parties hereto agree as follows:

     1. Amendment. Amend Attachment B to consist of the following funds when pertaining to the Russian Rider dated July 17, 1997:

    Institutional International Funds, Inc., on behalf of:
      Foreign Equity Fund
    T. Rowe Price International Funds, Inc. on behalf of:
      T. Rowe Price Emerging Markets Bond Fund
      T. Rowe Price Emerging Markets Stock Fund
      T. Rowe Price European Stock Fund
      T. Rowe Price Global Government Bond Fund
      T. Rowe Price Global Stock Fund
      T. Rowe Price International Bond Fund
      T. Rowe Price International Discovery Fund
      T. Rowe Price International Stock Fund
      T. Rowe Price Japan Fund
      T. Rowe Price Latin America Fund
      T. Rowe Price New Asia Fund

    T. Rowe Price International Series, Inc. on behalf of:
      T. Rowe Price International Stock Portfolio

     IN WITNESS WHEREOF, the parties have executed this Amendment Agreement as of the day and year first above written.

THE CHASE MANHATTAN BANK      EACH OF THE PARTIES LISTED ABOVE

By: /s/Helen C. Bairsto       By:/s/Henry H. Hopkins
  Helen C. Bairsto             Henry H. Hopkins
  Vice President               Vice President

                              AMENDMENT AGREEMENT

     The Global Custody Agreement of January 3, 1994, as amended April 18, 1994, August 15, 1994, November 28, 1994, May 31, 1995, November 1, 1995, July 31,
1996, July 23, 1997, September 3, 1997, and October 29, 1997 (the "Custody Agreement"), by and between each of the Entities listed in Schedule A, as amended thereto, severally and not jointly (each such entity referred to hereinafter as the "Customer") and The Chase Manhattan Bank, N.A., which contracts have been assumed by operation of law by THE CHASE MANHATTAN BANK (the "Bank") is hereby further amended, as of December 15, 1998 (the "Amendment Agreement"). Terms defined in the Custody Agreement are used herein as therein defined.

                                  WITNESSETH:

     WHEREAS, the Customer wishes to appoint the Bank as its global custodian and the Bank wishes to accept such appointment pursuant to the terms of the Custody Agreement;

     NOW, THEREFORE, the parties hereto agree as follows:

     1. Amendment. Sections 1 and 3 of Schedule A of the Custody Agreement
        ----------
("Schedule A") shall be amended to add or change certain Customers as specified in Attachment A hereto. The revised Schedule A incorporating these changes in the form attached shall supersede the existing Schedule A in its entirety.

     2. Agreement. The Customer agrees to be bound in all respects by all the
        ----------
terms and conditions of the Custody Agreement and shall be fully liable thereunder as a "Customer" as defined in the Custody Agreement.

     3. Confirmation of Agreement. Except as amended hereby, the Custody
        --------------------------
Agreement is in full force and effect and as so amended is hereby ratified, approved and confirmed by the Customer and the Bank in all respects.

     4. Governing Law. This Amendment Agreement shall be construed in accordance
        --------------
with and governed by the law of the State of New York without regard to its conflict of law principles.

     IN WITNESS WHEREOF, the parties have executed this Amendment Agreement as of the day and year first above written.
                           THE CHASE MANHATTAN BANK


                                 /s/Joseph M. Rondinelli
                           By:  _____________________________________
                                 Joseph M. Rondinelli
                                 Vice President



                           EACH OF THE CUSTOMERS LISTED IN ATTACHMENT A HERETO, SEVERALLY AND NOT JOINTLY


                                 /s/Henry H. Hopkins
                           By:  _____________________________________
                                 Henry H. Hopkins
                                 Vice President

                                                                    Attachment A



                               LIST OF CUSTOMERS

Change the name of the following Fund:
--------------------------------------
     T. Rowe Price Global Government Bond Fund
Effective May 1, 1998, the fund name changed to:
     T. Rowe Price Global Bond Fund

Add the following Fund:
-----------------------
T. Rowe Price International Funds, Inc. on behalf of:
     T.  Rowe Price International Growth & Income Fund

Add the following Funds to the Russian Rider:
---------------------------------------------
T. Rowe Price International Funds, Inc. on behalf of:
     T.  Rowe Price International Growth & Income Fund

RPFI International Partners, L.P.

                                                          Schedule A Page 1 of 3

            LIST OF CUSTOMERS, SEVERALLY AND NOT JOINTLY PARTIES TO
                         GLOBAL CUSTODY AGREEMENT WITH
                            THE CHASE MANHATTAN BANK
                             DATED JANUARY 3, 1994

                                            APPLICABLE RIDERS TO
CUSTOMER                                    GLOBAL CUSTODY
                                           AGREEMENT

I. INVESTMENT COMPANIES/PORTFOLIOS         The Mutual Fund Rider is
   REGISTERED UNDER THE INVESTMENT         applicable to all Customers
   COMPANY ACT OF 1940                     listed under Section I of
                                            this Schedule A.

   Equity Funds
   ------------

   T. Rowe Price Balanced Fund, Inc.       Global Proxy Service Rider
   T. Rowe Price Blue Chip Growth Fund, Inc. Global Proxy Service Rider
   T. Rowe Price Capital Appreciation Fund Global Proxy Service Rider
   T. Rowe Price Capital Opportunity Fund, Inc. Global Proxy Service Rider
   T. Rowe Price Diversified Small-Cap Growth Fund, Inc. Global Proxy Service Rider
   T. Rowe Price Dividend Growth Fund, Inc. Global Proxy Service Rider
   T. Rowe Price Equity Income Fund        Global Proxy Service Rider
   T. Rowe Price Equity Series, Inc. on behalf of:
     T. Rowe Price Equity Income Portfolio
     T. Rowe Price Mid-Cap Growth Portfolio Global Proxy Service Rider
     T. Rowe Price New America Growth Portfolio Global Proxy Service Rider
     T. Rowe Price Personal Strategy Balanced Portfolio Global Proxy Service
Rider
   T. Rowe Price Financial Services Fund, Inc. Global Proxy Service Rider
   T. Rowe Price Growth & Income Fund, Inc. Global Proxy Service Rider
   T. Rowe Price Growth Stock Fund, Inc.   Global Proxy Service Rider
   T. Rowe Price Health Sciences Fund, Inc. Global Proxy Service Rider Institutional Equity Funds, Inc. on behalf of:
     Mid-Cap Equity Growth Fund             Global Proxy Service Rider
   Institutional International Funds, Inc. on behalf of:
     Foreign Equity Fund                    Russian Rider
   T. Rowe Price International Funds, Inc. on behalf of:
     T. Rowe Price Emerging Markets Stock Fund Russian Rider
     T. Rowe Price European Stock Fund      Russian Rider
     T. Rowe Price Global Stock Fund        Russian Rider
     T. Rowe Price International Discovery Fund Russian Rider
     T. Rowe Price International Growth & Income Fund Russian Rider
     T. Rowe Price International Stock Fund Russian Rider
     T. Rowe Price Japan Fund              Russian Rider
     T. Rowe Price Latin America Fund       Russian Rider
     T.  Rowe Price New Asia Fund          Russian Rider

                                                          Schedule A Page 2 of 3

                                            APPLICABLE RIDERS TO
CUSTOMER                                    GLOBAL CUSTODY
                                           AGREEMENT

   T. Rowe Price International Series, Inc. on behalf of:
     T. Rowe Price International Stock Portfolio Russian Rider
   T. Rowe Price Media & Telecommunications Fund, Inc. Global Proxy Service
Rider
   T. Rowe Price Mid-Cap Growth Fund, Inc. Global Proxy Service Rider
   T. Rowe Price Mid-Cap Value Fund, Inc.  Global Proxy Service Rider
   T. Rowe Price New America Growth Fund   Global Proxy Service Rider
   T. Rowe Price New Era Fund, Inc.        Global Proxy Service Rider
   T. Rowe Price New Horizons Fund, Inc.   Global Proxy Service Rider
   T. Rowe Price Real Estate Fund, Inc.    Global Proxy Service Rider
   T. Rowe Price Science & Technology Fund, Inc. Global Proxy Service Rider
   T. Rowe Price Small-Cap Stock Fund, Inc. Global Proxy Service Rider
   T. Rowe Price Small-Cap Value Fund, Inc. Global Proxy Service Rider
   T. Rowe Price Value Fund, Inc.          Global Proxy Service Rider

   Income Funds
   ------------

   T. Rowe Price Corporate Income Fund, Inc. Global Proxy Service Rider
   T. Rowe Price High Yield Fund, Inc.     Global Proxy Service Rider
   T. Rowe Price Income Series, Inc. on behalf of:
     T. Rowe Price Limited-Term Bond Portfolio Global Proxy Service Rider
   T. Rowe Price International Funds, Inc. on behalf of:
     T. Rowe Price Emerging Markets Bond Fund Russian Rider
     T. Rowe Price Global Bond Fund        Russian Rider
     T. Rowe Price International Bond Fund  Russian Rider
   T. Rowe Price New Income Fund, Inc.     Global Proxy Service Rider
   T. Rowe Price Personal Strategy Funds, Inc. on behalf of:
     T. Rowe Price Personal Strategy Balanced Fund Global Proxy Service Rider
     T. Rowe Price Personal Strategy Growth Fund Global Proxy Service Rider
     T. Rowe Price Personal Strategy Income Fund Global Proxy Service Rider
   T. Rowe Price Short-Term Bond Fund, Inc. Global Proxy Service Rider
   T. Rowe Price Short-Term U.S. Government Fund, Inc. Global Proxy Service
Rider
   T. Rowe Price Summit Funds, Inc. on behalf of:
     T. Rowe Price Summit Limited-Term Bond Fund Global Proxy Service Rider
   T. Rowe Price Tax-Efficient Balanced Fund, Inc. Global Proxy Service Rider

                                                          Schedule A Page 3 of 3

                                            APPLICABLE RIDERS TO
CUSTOMER                                    GLOBAL CUSTODY
                                           AGREEMENT

II. ACCOUNTS SUBJECT TO ERISA              The ERISA Rider is applicable
                                            to all Customers Under
                                            Section II of this
                                            Schedule A.

   T. Rowe Price Trust  Company, as Trustee for the
   Johnson Matthey Salaried Employee Savings Plan

   Common Trust Funds
   ------------------

   T. Rowe Price Trust Company, as Trustee for the International
   Common Trust Fund on behalf of the Underlying Trusts:
     Emerging Markets Equity Trust
     European Discovery Trust
     Foreign Discovery Trust
     Foreign Discovery Trust - Augment
     Japan Discovery Trust
     Latin America Discovery Trust
     Pacific Discovery Trust

   New York City International Common Trust Fund Global Proxy Service Rider

III. OTHER

   RPFI International Partners, L.P.        Russian Rider

                              AMENDMENT AGREEMENT


The Global Custody Agreement of January 3, 1994, as amended April 18, 1994, August 15, 1994, November 28, 1994, May 31, 1995, November 1, 1995, July 31,
1996, July 23, 1997, September 3, 1997, October 29, 1997 and December 15, 1998
(the "Custody Agreement") by and between each of the Entities listed in Schedule A, as amended thereto, severally and not jointly (each such entity referred to hereinafter as the "Customer") and The Chase Manhattan Bank, N.A., whose contracts have been assumed by THE CHASE MANHATTAN BANK (the "Bank") is hereby further amended, as of October 6, 1999 (the "Amendment Agreement"). Terms defined in the Custody Agreement are used herein as therein defined.

                                  WITNESSETH:

     WHEREAS, the Customer wishes to appoint the Bank as its global custodian and the Bank wishes to accept such appointment pursuant to the terms of the Custody Agreement;

     NOW, THEREFORE, the parties hereto agree as follows:

     1.Amendment.  Sections I, II and III of Schedule A of the Custody Agreement
       ----------
("Schedule A") shall be amended to add or change certain Customers as specified in Attachment A hereto. The revised Schedule A incorporating these changes in the form attached shall supersede the existing Schedule A in its entirety.

     2.
Agreement. The Customer and Bank agree to be bound in all respects by all the
----------
terms and conditions of the Custody Agreement and shall be fully liable and responsible thereunder as a "Customer" and "Bank," respectively, as defined in the Custody Agreement.

     3.
Confirmation of Agreement.  Except as amended hereby, the Custody Agreement is
------------ -- ---------
in full force and effect and as so amended is hereby ratified, approved and confirmed by the Customer and the Bank in all respects.

     4.
Governing Law:  This Amendment Agreement shall be construed in accordance with
--------- ----
and governed by the law of the State of New York without regard to its conflict of law principles.

     IN WITNESS WHEREOF, the parties have executed this Amendment Agreement as of the day and year first above written.

                              THE CHASE MANHATTAN BANK
                                   /s/Joseph M. Rondinelli
                              By: ____________________________________
                                   Joseph M. Rondinelli
                                   Vice President


                              EACH OF THE CUSTOMERS LISTED IN
                              ATTACHMENT A HERETO, SEVERALLY
                              AND NOT JOINTLY

                                   /s/Henry H. Hopkins
                              By: ____________________________________
                                   Henry H. Hopkins
                                   Vice President

                                                                 ATTACHMENT A
                                                                 PAGE 1 OF 2


                               LIST OF CUSTOMERS


Change the name of the following Fund:
-------------------------------------

     T. Rowe Price Tax-Efficient Balanced Fund, Inc.

Effective May 27, 1999, the fund name changed to:

     T. Rowe Price Tax-Efficient Funds, Inc., on behalf of
        T. Rowe Price Tax-Efficient Balanced Fund

Add the following Fund:
-----------------------

T. Rowe Price Tax-Efficient Funds, Inc., on behalf of:
     T. Rowe Price Tax-Efficient Growth Fund

Add the following Trusts:
------------------------

T. Rowe Price Trust Company, as Trustee for the International
Common Trust Fund, on behalf of the Underlying Trusts:
     Foreign Discovery Trust - B
     International Small-Cap Trust

Delete the following Trust:
--------------------------

New York City International Common Trust Fund

Add the following Funds/Trusts/Limited Partnerships to the Global Proxy Service
-------------------------------------------------------------------------------
Rider:
-----

T. Rowe Price Equity Series, Inc.
     T. Rowe Price Equity Income Portfolio

T. Rowe Price Tax-Efficient Funds, Inc., on behalf of
     T. Rowe Price Tax-Efficient Growth Fund

Institutional International Funds, Inc., on behalf of
     Foreign Equity Fund

                                                      ATTACHMENT A
                                                       PAGE 2 OF 2

T. Rowe Price International Funds, Inc., on behalf of
     T. Rowe Price Emerging Markets Stock Fund
     T. Rowe Price Emerging Markets Bond Fund
     T. Rowe Price European Stock Fund
     T. Rowe Price Global Bond Fund
     T. Rowe Price Global Stock Fund
     T. Rowe Price International Bond Fund
     T. Rowe Price International Discovery Fund
     T. Rowe Price International Growth & Income Fund
     T. Rowe Price International Stock Fund
     T. Rowe Price Japan Fund
     T. Rowe Price Latin America Fund
     T. Rowe Price New Asia Fund

T. Rowe Price International Series, Inc., on behalf of
     T. Rowe Price International Stock Portfolio

T. Rowe Price Trust Company, as Trustee for the International
Common Trust Fund on behalf of the Underlying Trusts:
     Emerging Markets Equity Trust
     European Discovery Trust
     Foreign Discovery Trust
     Foreign Discovery Trust - Augment
     Foreign Discovery Trust - B
     International Small-Cap Trust
     Japan Discovery Trust
     Latin America Discovery Trust
     Pacific Discovery Trust

RPFI International Partners, L.P.

                                                                 SCHEDULE A
                                                                 PAGE 1 OF 3


            LIST OF CUSTOMERS, SEVERALLY AND NOT JOINTLY PARTIES TO
                         GLOBAL CUSTODY AGREEMENT WITH
                            THE CHASE MANHATTAN BANK
                             DATED JANUARY 3, 1994


                                       APPLICABLE RIDERS TO
CUSTOMER                                      GLOBAL CUSTODY AGREEMENT

I. INVESTMENT COMPANIES/PORTFOLIOS       The Mutual Fund Rider is applicable to
  REGISTERED UNDER THE INVESTMENT        all Customers listed under Section I of
  COMPANY ACT OF 1940                    this Schedule A.

  Equity Funds
  ------------

  T. Rowe Price Balanced Fund, Inc.      Global Proxy Service Rider
  T. Rowe Price Blue Chip Growth Fund, Inc.        Global Proxy Service Rider
  T. Rowe Price Capital Appreciation Fund          Global Proxy Service Rider
  T. Rowe Price Capital Opportunity Fund, Inc.
Global Proxy Service Rider
  T. Rowe Price Diversified Small-Cap Growth Fund, Inc.

Global Proxy Service Rider
  T. Rowe Price Dividend Growth Fund, Inc.         Global Proxy Service Rider
  T. Rowe Price Equity Income Fund       Global Proxy Service Rider
  T. Rowe Price Equity Series, Inc. on behalf of:
      T. Rowe Price Equity Income Portfolio   Global Proxy Service Rider
      T. Rowe Price Mid-Cap Growth Portfolio  Global Proxy Service Rider
      T. Rowe Price New America Growth Portfolio   Global Proxy Service Rider
      T. Rowe Price Personal Strategy Balanced Portfolio

Global Proxy Service Rider
  T. Rowe Price Financial Services Fund, Inc.      Global Proxy Service Rider
  T. Rowe Price Growth & Income Fund, Inc.         Global Proxy Service Rider
  T. Rowe Price Growth Stock Fund, Inc.       Global Proxy Service Rider
  T. Rowe Price Health Sciences Fund, Inc.         Global Proxy Service Rider
  Institutional Equity Funds, Inc. on behalf of:
      Mid-Cap Equity Growth Fund       Global Proxy Service Rider
  Institutional International Funds, Inc. on behalf of:
      Foreign Equity Fund              Global Proxy Service and Russian Rider
  T. Rowe Price International Funds, Inc. on behalf of:
      T. Rowe Price Emerging Markets Stock Fund

Global Proxy Service and Russian Rider
     T. Rowe Price European Stock Fund Global Proxy Service and Russian Rider
     T. Rowe Price Global Stock Fund   Global Proxy Service and Russian Rider
     T. Rowe Price International Discovery Fund

Global Proxy Service and Russian Rider
     T. Rowe Price International Growth & Income Fund

Global Proxy Service and Russian Rider
     T. Rowe Price International Stock Fund

Global Proxy Service and Russian Rider
     T. Rowe Price Japan Fund          Global Proxy Service and Russian Rider
     T. Rowe Price Latin America Fund  Global Proxy Service and Russian Rider
     T. Rowe Price New Asia Fund       Global Proxy Service and Russian Rider

                                                                 SCHEDULE A
                                                                 PAGE 2 OF 3

                                       APPLICABLE RIDERS TO
CUSTOMER                                      GLOBAL CUSTODY AGREEMENT

  T. Rowe Price International Series, Inc. on behalf of:
     T. Rowe Price International Stock Portfolio

Global Proxy Service and Russian Rider
  T. Rowe Price Media & Telecommunications Fund, Inc.

Global Proxy Service Rider
  T. Rowe Price Mid-Cap Growth Fund, Inc.          Global Proxy Service Rider
  T. Rowe Price Mid-Cap Value Fund, Inc.      Global Proxy Service Rider
  T. Rowe Price New America Growth Fund       Global Proxy Service Rider
  T. Rowe Price New Era Fund, Inc.       Global Proxy Service Rider
  T. Rowe Price New Horizons Fund, Inc.       Global Proxy Service Rider
  T. Rowe Price Real Estate Fund, Inc.   Global Proxy Service Rider
  T. Rowe Price Science & Technology Fund, Inc.
Global Proxy Service Rider
  T. Rowe Price Small-Cap Stock Fund, Inc.         Global Proxy Service Rider
  T. Rowe Price Small-Cap Value Fund, Inc.         Global Proxy Service Rider
  T. Rowe Price Value Fund, Inc.         Global Proxy Service Rider


  Income Funds
  ------------

  T. Rowe Price Corporate Income Fund, Inc.        Global Proxy Service Rider
  T. Rowe Price High Yield Fund, Inc.    Global Proxy Service Rider
  T. Rowe Price Income Series, Inc. on behalf of:
      T. Rowe Price Limited-Term Bond Portfolio    Global Proxy Service Rider
  T. Rowe Price International Funds, Inc. on behalf of:
     T. Rowe Price Emerging Markets Bond Fund

Global Proxy Service and Russian Rider
     T. Rowe Price Global Bond Fund    Global Proxy Service and Russian Rider
     T. Rowe Price International Bond Fund
Global Proxy Service and Russian Rider
  T. Rowe Price New Income Fund, Inc.    Global Proxy Service Rider
  T. Rowe Price Personal Strategy Funds, Inc. on behalf of:
      T. Rowe Price Personal Strategy Balanced Fund
Global Proxy Service Rider
      T. Rowe Price Personal Strategy Growth Fund  Global Proxy Service Rider
      T. Rowe Price Personal Strategy Income Fund  Global Proxy Service Rider
  T. Rowe Price Short-Term Bond Fund, Inc.         Global Proxy Service Rider
  T. Rowe Price Short-Term U.S. Government Fund, Inc.

Global Proxy Service Rider
  T. Rowe Price Summit Funds, Inc. on behalf of:
     T. Rowe Price Summit Limited-Term Bond Fund   Global Proxy Service Rider
  T. Rowe Price Tax-Efficient Funds, Inc. on behalf of:
     T. Rowe Price Tax-Efficient Balanced Fund     Global Proxy Service Rider
     T. Rowe Price Tax-Efficient Growth Fund  Global Proxy Service Rider

                                                                 SCHEDULE A
                                                                 PAGE 3 OF 3

                                       APPLICABLE RIDERS TO
CUSTOMER                                      GLOBAL CUSTODY AGREEMENT


II.  ACCOUNTS SUBJECT TO ERISA           The ERISA Rider is applicable to all
                                       Customers under Section II of this
                                       Schedule A.
  T. Rowe Price Trust Company, as Trustee for the
  Johnson Matthey Salaried Employee Savings Plan

  Common Trust Funds
  ------------------

  T. Rowe Price Trust Company, as Trustee for the International Common Trust Fund on behalf of the Underlying Trusts:
     Emerging Markets Equity Trust     Global Proxy Service Rider
     European Discovery Trust          Global Proxy Service Rider
     Foreign Discovery Trust           Global Proxy Service Rider
     Foreign Discovery Trust - Augment Global Proxy Service Rider
     Foreign Discovery Trust - B       Global Proxy Service Rider
     International Small-Cap Trust     Global Proxy Service Rider
     Japan Discovery Trust             Global Proxy Service Rider
     Latin America Discovery Trust     Global Proxy Service Rider
     Pacific Discovery Trust           Global Proxy Service Rider


III. OTHER

     RPFI International Partners, L.P. Global Proxy Service and Russian Rider

                              AMENDMENT AGREEMENT


The Global Custody Agreement of January 3, 1994, as amended April 18, 1994, August 15, 1994, November 28, 1994, May 31, 1995, November 1, 1995, July 31,
1996, July 23, 1997, September 3, 1997, October 29, 1997, December 15, 1998 and
October 6, 1999 (the "Custody Agreement") by and between each of the Entities listed in Schedule A, as amended thereto, severally and not jointly (each such entity referred to hereinafter as the "Customer") and The Chase Manhattan Bank, N.A., whose contracts have been assumed by THE CHASE MANHATTAN BANK (the "Bank") is hereby further amended, as of February 9, 2000 (the "Amendment Agreement"). Terms defined in the Custody Agreement are used herein as therein defined.

                                  WITNESSETH:

     WHEREAS, the Customer wishes to appoint the Bank as its global custodian and the Bank wishes to accept such appointment pursuant to the terms of the Custody Agreement;

     NOW, THEREFORE, the parties hereto agree as follows:

     1.Amendment.  Sections I, II and III of Schedule A of the Custody Agreement
       ----------
("Schedule A") shall be amended to add or change certain Customers as specified in Attachment A hereto. The revised Schedule A incorporating these changes in the form attached shall supersede the existing Schedule A in its entirety.

     2.
Agreement. The Customer and Bank agree to be bound in all respects by all the
----------
terms and conditions of the Custody Agreement and shall be fully liable and responsible thereunder as a "Customer" and "Bank," respectively, as defined in the Custody Agreement.

     3.
Confirmation of Agreement.  Except as amended hereby, the Custody Agreement is
------------ -- ---------
in full force and effect and as so amended is hereby ratified, approved and confirmed by the Customer and the Bank in all respects.

     4.
Governing Law:  This Amendment Agreement shall be construed in accordance with
--------- ----
and governed by the law of the State of New York without regard to its conflict of law principles.

     IN WITNESS WHEREOF, the parties have executed this Amendment Agreement as of the day and year first above written.

                              THE CHASE MANHATTAN BANK

                                   /s/Joseph M. Rondinelli
                              By: ____________________________________
                                   Joseph M. Rondinelli
                                   Vice President


                              EACH OF THE CUSTOMERS LISTED IN
                              ATTACHMENT A HERETO, SEVERALLY
                              AND NOT JOINTLY

                                   /s/Henry H. Hopkins
                              By: ____________________________________
                                   Henry H. Hopkins
                                   Vice President

                                                                 ATTACHMENT A
                                                                 PAGE 1 OF 1


                               LIST OF CUSTOMERS


Add the following Funds:
------------------------

Institutional Equity Funds, Inc., on behalf of:
     Institutional Large-Cap Value Fund
     Institutional Small-Cap Stock Fund

Add the following Funds to the Global Proxy Service Rider:
---------------------------------------------------------

Institutional Equity Funds, Inc., on behalf of
     Institutional Large-Cap Value Fund
     Institutional Small-Cap Stock Fund

                                                                 SCHEDULE A
                                                                 PAGE 1 OF 3

            LIST OF CUSTOMERS, SEVERALLY AND NOT JOINTLY PARTIES TO
                         GLOBAL CUSTODY AGREEMENT WITH
                            THE CHASE MANHATTAN BANK
                             DATED JANUARY 3, 1994

                                       APPLICABLE RIDERS TO
CUSTOMER                                      GLOBAL CUSTODY AGREEMENT

I. INVESTMENT COMPANIES/PORTFOLIOS       The Mutual Fund Rider is applicable to
  REGISTERED UNDER THE INVESTMENT        all Customers listed under Section I of
  COMPANY ACT OF 1940                    this Schedule A.

  Equity Funds
  ------------

  T. Rowe Price Balanced Fund, Inc.      Global Proxy Service Rider
  T. Rowe Price Blue Chip Growth Fund, Inc.        Global Proxy Service Rider
  T. Rowe Price Capital Appreciation Fund          Global Proxy Service Rider
  T. Rowe Price Capital Opportunity Fund, Inc.
Global Proxy Service Rider
  T. Rowe Price Diversified Small-Cap Growth Fund, Inc.

Global Proxy Service Rider
  T. Rowe Price Dividend Growth Fund, Inc.         Global Proxy Service Rider
  T. Rowe Price Equity Income Fund       Global Proxy Service Rider
  T. Rowe Price Equity Series, Inc. on behalf of:
      T. Rowe Price Equity Income Portfolio   Global Proxy Service Rider
      T. Rowe Price Mid-Cap Growth Portfolio  Global Proxy Service Rider
      T. Rowe Price New America Growth Portfolio   Global Proxy Service Rider
      T. Rowe Price Personal Strategy Balanced Portfolio

Global Proxy Service Rider
  T. Rowe Price Financial Services Fund, Inc.      Global Proxy Service Rider
  T. Rowe Price Growth & Income Fund, Inc.         Global Proxy Service Rider
  T. Rowe Price Growth Stock Fund, Inc.       Global Proxy Service Rider
  T. Rowe Price Health Sciences Fund, Inc.         Global Proxy Service Rider
  Institutional Equity Funds, Inc. on behalf of:
     Institutional Large-Cap Value Fund Global Proxy Service Rider Institutional Small-Cap Stock Fund Global Proxy Service Rider
      Mid-Cap Equity Growth Fund       Global Proxy Service Rider
  Institutional International Funds, Inc. on behalf of:
      Foreign Equity Fund              Global Proxy Service and Russian Rider
  T. Rowe Price International Funds, Inc. on behalf of:
      T. Rowe Price Emerging Markets Stock Fund

Global Proxy Service and Russian Rider
     T. Rowe Price European Stock Fund Global Proxy Service and Russian Rider
     T. Rowe Price Global Stock Fund   Global Proxy Service and Russian Rider
     T. Rowe Price International Discovery Fund

Global Proxy Service and Russian Rider
     T. Rowe Price International Growth & Income Fund

Global Proxy Service and Russian Rider
     T. Rowe Price International Stock Fund

Global Proxy Service and Russian Rider
     T. Rowe Price Japan Fund          Global Proxy Service and Russian Rider
     T. Rowe Price Latin America Fund  Global Proxy Service and Russian Rider
     T. Rowe Price New Asia Fund       Global Proxy Service and Russian Rider

                                                                 SCHEDULE A
                                                                 PAGE 2 OF 3

                                       APPLICABLE RIDERS TO
CUSTOMER                                      GLOBAL CUSTODY AGREEMENT

  T. Rowe Price International Series, Inc. on behalf of:
     T. Rowe Price International Stock Portfolio

Global Proxy Service and Russian Rider
  T. Rowe Price Media & Telecommunications Fund, Inc.

Global Proxy Service Rider
  T. Rowe Price Mid-Cap Growth Fund, Inc.          Global Proxy Service Rider
  T. Rowe Price Mid-Cap Value Fund, Inc.      Global Proxy Service Rider
  T. Rowe Price New America Growth Fund       Global Proxy Service Rider
  T. Rowe Price New Era Fund, Inc.       Global Proxy Service Rider
  T. Rowe Price New Horizons Fund, Inc.       Global Proxy Service Rider
  T. Rowe Price Real Estate Fund, Inc.   Global Proxy Service Rider
  T. Rowe Price Science & Technology Fund, Inc.
Global Proxy Service Rider
  T. Rowe Price Small-Cap Stock Fund, Inc.         Global Proxy Service Rider
  T. Rowe Price Small-Cap Value Fund, Inc.         Global Proxy Service Rider
  T. Rowe Price Value Fund, Inc.         Global Proxy Service Rider


  Income Funds
  ------------

  T. Rowe Price Corporate Income Fund, Inc.        Global Proxy Service Rider
  T. Rowe Price High Yield Fund, Inc.    Global Proxy Service Rider
  T. Rowe Price Income Series, Inc. on behalf of:
      T. Rowe Price Limited-Term Bond Portfolio    Global Proxy Service Rider
  T. Rowe Price International Funds, Inc. on behalf of:
     T. Rowe Price Emerging Markets Bond Fund

Global Proxy Service and Russian Rider
     T. Rowe Price Global Bond Fund    Global Proxy Service and Russian Rider
     T. Rowe Price International Bond Fund
Global Proxy Service and Russian Rider
  T. Rowe Price New Income Fund, Inc.    Global Proxy Service Rider
  T. Rowe Price Personal Strategy Funds, Inc. on behalf of:
      T. Rowe Price Personal Strategy Balanced Fund
Global Proxy Service Rider
      T. Rowe Price Personal Strategy Growth Fund  Global Proxy Service Rider
      T. Rowe Price Personal Strategy Income Fund  Global Proxy Service Rider
  T. Rowe Price Short-Term Bond Fund, Inc.         Global Proxy Service Rider
  T. Rowe Price Short-Term U.S. Government Fund, Inc.

Global Proxy Service Rider
  T. Rowe Price Summit Funds, Inc. on behalf of:
     T. Rowe Price Summit Limited-Term Bond Fund   Global Proxy Service Rider
  T. Rowe Price Tax-Efficient Funds, Inc. on behalf of:
     T. Rowe Price Tax-Efficient Balanced Fund     Global Proxy Service Rider
     T. Rowe Price Tax-Efficient Growth Fund  Global Proxy Service Rider
                                                                 SCHEDULE A
                                                                 PAGE 3 OF 3

                                       APPLICABLE RIDERS TO

CUSTOMER                                      GLOBAL CUSTODY AGREEMENT


II.  ACCOUNTS SUBJECT TO ERISA           The ERISA Rider is applicable to all
                                       Customers under Section II of this
                                       Schedule A.
  T. Rowe Price Trust Company, as Trustee for the
  Johnson Matthey Salaried Employee Savings Plan

  Common Trust Funds
  ------------------

  T. Rowe Price Trust Company, as Trustee for the International Common Trust Fund on behalf of the Underlying Trusts:
     Emerging Markets Equity Trust     Global Proxy Service Rider
     European Discovery Trust          Global Proxy Service Rider
     Foreign Discovery Trust           Global Proxy Service Rider
     Foreign Discovery Trust - Augment Global Proxy Service Rider
     Foreign Discovery Trust - B       Global Proxy Service Rider
     International Small-Cap Trust     Global Proxy Service Rider
     Japan Discovery Trust             Global Proxy Service Rider
     Latin America Discovery Trust     Global Proxy Service Rider
     Pacific Discovery Trust           Global Proxy Service Rider


III. OTHER

     RPFI International Partners, L.P. Global Proxy Service and Russian Rider

                              AMENDMENT AGREEMENT


The Global Custody Agreement of January 3, 1994, as amended April 18, 1994, August 15, 1994, November 28, 1994, May 31, 1995, November 1, 1995, July 31,
1996, July 23, 1997, September 3, 1997, October 29, 1997, December 15, 1998,
October 6, 1999 and February 9, 2000 (the "Custody Agreement") by and between each of the Entities listed in Schedule A, as amended thereto, severally and not jointly (each such entity referred to hereinafter as the "Customer") and The Chase Manhattan Bank, N.A., whose contracts have been assumed by THE CHASE MANHATTAN BANK (the "Bank") is hereby further amended, as of April 19, 2000 (the "Amendment Agreement"). Terms defined in the Custody Agreement are used herein as therein defined.

                                  WITNESSETH:

     WHEREAS, the Customer wishes to appoint the Bank as its global custodian and the Bank wishes to accept such appointment pursuant to the terms of the Custody Agreement;

     NOW, THEREFORE, the parties hereto agree as follows:

     1.Amendment.  Sections I, II and III of Schedule A of the Custody Agreement
       ----------
("Schedule A") shall be amended to add or change certain Customers as specified in Attachment A hereto. The revised Schedule A incorporating these changes in the form attached shall supersede the existing Schedule A in its entirety.

     2.
Agreement. The Customer and Bank agree to be bound in all respects by all the
----------
terms and conditions of the Custody Agreement and shall be fully liable and responsible thereunder as a "Customer" and "Bank," respectively, as defined in the Custody Agreement.

     3.
Confirmation of Agreement.  Except as amended hereby, the Custody Agreement is
------------ -- ---------
in full force and effect and as so amended is hereby ratified, approved and confirmed by the Customer and the Bank in all respects.

     4.
Governing Law:  This Amendment Agreement shall be construed in accordance with
--------- ----
and governed by the law of the State of New York without regard to its conflict of law principles.

     IN WITNESS WHEREOF, the parties have executed this Amendment Agreement as of the day and year first above written.

                              THE CHASE MANHATTAN BANK

                                   /s/Joseph M. Rondinelli
                              By: ____________________________________
                                   Joseph M. Rondinelli
                                   Vice President


                              EACH OF THE CUSTOMERS LISTED IN
                              ATTACHMENT A HERETO, SEVERALLY
                              AND NOT JOINTLY


                                   /s/Henry H. Hopkins
                              By: ____________________________________
                                   Henry H. Hopkins
                                   Vice President

                                                                 ATTACHMENT A
                                                                 PAGE 1 OF 1


                               LIST OF CUSTOMERS


Add the following Fund:
-----------------------

T. Rowe Price International Funds, Inc., on behalf of:
     T. Rowe Price Emerging Europe & Mediterranean Fund

Add the following Fund to the Global Proxy Service and Russian Rider:
--------------------------------------------------------------------

T. Rowe Price International Funds, Inc., on behalf of:
     T. Rowe Price Emerging Europe & Mediterranean Fund

                                                                 SCHEDULE A
                                                                 PAGE 1 OF 3

            LIST OF CUSTOMERS, SEVERALLY AND NOT JOINTLY PARTIES TO
                         GLOBAL CUSTODY AGREEMENT WITH
                            THE CHASE MANHATTAN BANK
                             DATED JANUARY 3, 1994

                                       APPLICABLE RIDERS TO
CUSTOMER                                      GLOBAL CUSTODY AGREEMENT

I. INVESTMENT COMPANIES/PORTFOLIOS       The Mutual Fund Rider is applicable to
  REGISTERED UNDER THE INVESTMENT        all Customers listed under Section I of
  COMPANY ACT OF 1940                    this Schedule A.

  Equity Funds
  ------------

  T. Rowe Price Balanced Fund, Inc.      Global Proxy Service Rider
  T. Rowe Price Blue Chip Growth Fund, Inc.        Global Proxy Service Rider
  T. Rowe Price Capital Appreciation Fund          Global Proxy Service Rider
  T. Rowe Price Capital Opportunity Fund, Inc.
Global Proxy Service Rider
  T. Rowe Price Diversified Small-Cap Growth Fund, Inc.

Global Proxy Service Rider
  T. Rowe Price Dividend Growth Fund, Inc.         Global Proxy Service Rider
  T. Rowe Price Equity Income Fund       Global Proxy Service Rider
  T. Rowe Price Equity Series, Inc. on behalf of:
      T. Rowe Price Equity Income Portfolio   Global Proxy Service Rider
      T. Rowe Price Mid-Cap Growth Portfolio  Global Proxy Service Rider
      T. Rowe Price New America Growth Portfolio   Global Proxy Service Rider
      T. Rowe Price Personal Strategy Balanced Portfolio

Global Proxy Service Rider
  T. Rowe Price Financial Services Fund, Inc.      Global Proxy Service Rider
  T. Rowe Price Growth & Income Fund, Inc.         Global Proxy Service Rider
  T. Rowe Price Growth Stock Fund, Inc.       Global Proxy Service Rider
  T. Rowe Price Health Sciences Fund, Inc.         Global Proxy Service Rider
  Institutional Equity Funds, Inc. on behalf of:
     Institutional Large-Cap Value Fund Global Proxy Service Rider Institutional Small-Cap Stock Fund Global Proxy Service Rider
      Mid-Cap Equity Growth Fund       Global Proxy Service Rider
  Institutional International Funds, Inc. on behalf of:
      Foreign Equity Fund              Global Proxy Service and Russian Rider
  T. Rowe Price International Funds, Inc. on behalf of:
      T. Rowe Price Emerging Europe &
        Mediterranean Fund             Global Proxy Service and Russian Rider
      T. Rowe Price Emerging Markets Stock Fund

Global Proxy Service and Russian Rider
     T. Rowe Price European Stock Fund Global Proxy Service and Russian Rider
     T. Rowe Price Global Stock Fund   Global Proxy Service and Russian Rider
     T. Rowe Price International Discovery Fund

Global Proxy Service and Russian Rider
     T. Rowe Price International Growth & Income Fund

Global Proxy Service and Russian Rider

     T. Rowe Price International Stock Fund

Global Proxy Service and Russian Rider
     T. Rowe Price Japan Fund          Global Proxy Service and Russian Rider
     T. Rowe Price Latin America Fund  Global Proxy Service and Russian Rider
     T. Rowe Price New Asia Fund       Global Proxy Service and Russian Rider

                                                                 SCHEDULE A
                                                                 PAGE 2 OF 3

                                       APPLICABLE RIDERS TO
CUSTOMER                                      GLOBAL CUSTODY AGREEMENT

  T. Rowe Price International Series, Inc. on behalf of:
     T. Rowe Price International Stock Portfolio

Global Proxy Service and Russian Rider
  T. Rowe Price Media & Telecommunications Fund, Inc.

Global Proxy Service Rider
  T. Rowe Price Mid-Cap Growth Fund, Inc.          Global Proxy Service Rider
  T. Rowe Price Mid-Cap Value Fund, Inc.      Global Proxy Service Rider
  T. Rowe Price New America Growth Fund       Global Proxy Service Rider
  T. Rowe Price New Era Fund, Inc.       Global Proxy Service Rider
  T. Rowe Price New Horizons Fund, Inc.       Global Proxy Service Rider
  T. Rowe Price Real Estate Fund, Inc.   Global Proxy Service Rider
  T. Rowe Price Science & Technology Fund, Inc.
Global Proxy Service Rider
  T. Rowe Price Small-Cap Stock Fund, Inc.         Global Proxy Service Rider
  T. Rowe Price Small-Cap Value Fund, Inc.         Global Proxy Service Rider
  T. Rowe Price Value Fund, Inc.         Global Proxy Service Rider


  Income Funds
  ------------

  T. Rowe Price Corporate Income Fund, Inc.        Global Proxy Service Rider
  T. Rowe Price High Yield Fund, Inc.    Global Proxy Service Rider
  T. Rowe Price Income Series, Inc. on behalf of:
      T. Rowe Price Limited-Term Bond Portfolio    Global Proxy Service Rider
  T. Rowe Price International Funds, Inc. on behalf of:
     T. Rowe Price Emerging Markets Bond Fund

Global Proxy Service and Russian Rider
     T. Rowe Price Global Bond Fund    Global Proxy Service and Russian Rider
     T. Rowe Price International Bond Fund
Global Proxy Service and Russian Rider
  T. Rowe Price New Income Fund, Inc.    Global Proxy Service Rider
  T. Rowe Price Personal Strategy Funds, Inc. on behalf of:
      T. Rowe Price Personal Strategy Balanced Fund
Global Proxy Service Rider
      T. Rowe Price Personal Strategy Growth Fund  Global Proxy Service Rider
      T. Rowe Price Personal Strategy Income Fund  Global Proxy Service Rider
  T. Rowe Price Short-Term Bond Fund, Inc.         Global Proxy Service Rider
  T. Rowe Price Short-Term U.S. Government Fund, Inc.

Global Proxy Service Rider
  T. Rowe Price Summit Funds, Inc. on behalf of:
     T. Rowe Price Summit Limited-Term Bond Fund   Global Proxy Service Rider
  T. Rowe Price Tax-Efficient Funds, Inc. on behalf of:
     T. Rowe Price Tax-Efficient Balanced Fund     Global Proxy Service Rider
     T. Rowe Price Tax-Efficient Growth Fund  Global Proxy Service Rider
                                                                 SCHEDULE A
                                                                 PAGE 3 OF 3

                                       APPLICABLE RIDERS TO

CUSTOMER                                      GLOBAL CUSTODY AGREEMENT


II.  ACCOUNTS SUBJECT TO ERISA           The ERISA Rider is applicable to all
                                       Customers under Section II of this
                                       Schedule A.
  T. Rowe Price Trust Company, as Trustee for the
  Johnson Matthey Salaried Employee Savings Plan

  Common Trust Funds
  ------------------

  T. Rowe Price Trust Company, as Trustee for the International Common Trust Fund on behalf of the Underlying Trusts:
     Emerging Markets Equity Trust     Global Proxy Service Rider
     European Discovery Trust          Global Proxy Service Rider
     Foreign Discovery Trust           Global Proxy Service Rider
     Foreign Discovery Trust - Augment Global Proxy Service Rider
     Foreign Discovery Trust - B       Global Proxy Service Rider
     International Small-Cap Trust     Global Proxy Service Rider
     Japan Discovery Trust             Global Proxy Service Rider
     Latin America Discovery Trust     Global Proxy Service Rider
     Pacific Discovery Trust           Global Proxy Service Rider


III. OTHER

     RPFI International Partners, L.P. Global Proxy Service and Russian Rider

                              AMENDMENT AGREEMENT


The Global Custody Agreement of January 3, 1994, as amended April 18, 1994, August 15, 1994, November 28, 1994, May 31, 1995, November 1, 1995, July 31,
1996, July 23, 1997, September 3, 1997, October 29, 1997, December 15, 1998,
October 6, 1999, February 9, 2000 and April 19, 2000 (the "Custody Agreement") by and between each of the Entities listed in Schedule A, as amended thereto, severally and not jointly (each such entity referred to hereinafter as the "Customer") and The Chase Manhattan Bank, N.A., whose contracts have been assumed by THE CHASE MANHATTAN BANK (the "Bank") is hereby further amended, as of July 18, 2000 (the "Amendment Agreement"). Terms defined in the Custody Agreement are used herein as therein defined.

                                  WITNESSETH:

     WHEREAS, the Customer wishes to appoint the Bank as its global custodian and the Bank wishes to accept such appointment pursuant to the terms of the Custody Agreement;

     NOW, THEREFORE, the parties hereto agree as follows:

     1.Amendment.  Sections I, II and III of Schedule A of the Custody Agreement
       ----------
("Schedule A") shall be amended to add or change certain Customers as specified in Attachment A hereto. The revised Schedule A incorporating these changes in the form attached shall supersede the existing Schedule A in its entirety.

     2.
Agreement. The Customer and Bank agree to be bound in all respects by all the
----------
terms and conditions of the Custody Agreement and shall be fully liable and responsible thereunder as a "Customer" and "Bank," respectively, as defined in the Custody Agreement.

     3.
Confirmation of Agreement.  Except as amended hereby, the Custody Agreement is
------------ -- ---------
in full force and effect and as so amended is hereby ratified, approved and confirmed by the Customer and the Bank in all respects.

     4.
Governing Law:  This Amendment Agreement shall be construed in accordance with
--------- ----
and governed by the law of the State of New York without regard to its conflict of law principles.

     IN WITNESS WHEREOF, the parties have executed this Amendment Agreement as of the day and year first above written.

                              THE CHASE MANHATTAN BANK

                                   /s/Joseph M. Rondinelli
                              By: ____________________________________
                                   Joseph M. Rondinelli
                                   Vice President


                              EACH OF THE CUSTOMERS LISTED IN
                              ATTACHMENT A HERETO, SEVERALLY
                              AND NOT JOINTLY


                                   /s/Henry H. Hopkins
                              By: ____________________________________
                                   Henry H. Hopkins
                                   Vice President

                                                                 ATTACHMENT A
                                                                 PAGE 1 OF 1


                               LIST OF CUSTOMERS

Add the following Funds:
------------------------

Equity Funds
------------

T. Rowe Price Developing Technologies Fund, Inc.
T. Rowe Price Global Technology Fund, Inc.

Income Fund
-----------

T. Rowe Price U.S. Bond Index Fund, Inc.

T. Rowe Price Trust Company, as Trustee for the International
  Common Trust Fund on behalf of the Underlying Trusts:
      India Trust
      Taiwan Trust

Add the following Funds to the Global Proxy Service Rider:
---------------------------------------------------------

Equity Funds
------------

T. Rowe Price Developing Technologies Fund, Inc.
T. Rowe Price Global Technology Fund, Inc.

Income Fund
-----------

T. Rowe Price U.S. Bond Index Fund, Inc.

T. Rowe Price Trust Company, as Trustee for the International
  Common Trust Fund on behalf of the Underlying Trusts:
      India Trust
      Taiwan Trust

                                                                 SCHEDULE A
                                                                 PAGE 1 OF 3

            LIST OF CUSTOMERS, SEVERALLY AND NOT JOINTLY PARTIES TO
                         GLOBAL CUSTODY AGREEMENT WITH
                            THE CHASE MANHATTAN BANK
                             DATED JANUARY 3, 1994

                                       APPLICABLE RIDERS TO
CUSTOMER                                      GLOBAL CUSTODY AGREEMENT

I. INVESTMENT COMPANIES/PORTFOLIOS       The Mutual Fund Rider is applicable to
  REGISTERED UNDER THE INVESTMENT        all Customers listed under Section I of
  COMPANY ACT OF 1940                    this Schedule A.

  Equity Funds
  ------------

  T. Rowe Price Balanced Fund, Inc.      Global Proxy Service Rider
  T. Rowe Price Blue Chip Growth Fund, Inc.        Global Proxy Service Rider
  T. Rowe Price Capital Appreciation Fund          Global Proxy Service Rider
  T. Rowe Price Capital Opportunity Fund, Inc.
Global Proxy Service Rider
  T. Rowe Price Developing Technologies Fund, Inc.
Global Proxy Service Rider
  T. Rowe Price Diversified Small-Cap Growth Fund, Inc.

Global Proxy Service Rider
  T. Rowe Price Dividend Growth Fund, Inc.         Global Proxy Service Rider
  T. Rowe Price Equity Income Fund       Global Proxy Service Rider
  T. Rowe Price Equity Series, Inc. on behalf of:
      T. Rowe Price Equity Income Portfolio   Global Proxy Service Rider
      T. Rowe Price Mid-Cap Growth Portfolio  Global Proxy Service Rider
      T. Rowe Price New America Growth Portfolio   Global Proxy Service Rider
      T. Rowe Price Personal Strategy Balanced Portfolio

Global Proxy Service Rider
  T. Rowe Price Financial Services Fund, Inc.      Global Proxy Service Rider
  T. Rowe Price Global Technology Fund, Inc.       Global Proxy Service Rider
  T. Rowe Price Growth & Income Fund, Inc.         Global Proxy Service Rider
  T. Rowe Price Growth Stock Fund, Inc.       Global Proxy Service Rider
  T. Rowe Price Health Sciences Fund, Inc.         Global Proxy Service Rider
  Institutional Equity Funds, Inc. on behalf of:
     Institutional Large-Cap Value Fund Global Proxy Service Rider Institutional Small-Cap Stock Fund Global Proxy Service Rider
      Mid-Cap Equity Growth Fund       Global Proxy Service Rider
  Institutional International Funds, Inc. on behalf of:
      Foreign Equity Fund              Global Proxy Service and Russian Rider
  T. Rowe Price International Funds, Inc. on behalf of:
      T. Rowe Price Emerging Europe &
        Mediterranean Fund             Global Proxy Service and Russian Rider
      T. Rowe Price Emerging Markets Stock Fund

Global Proxy Service and Russian Rider
     T. Rowe Price European Stock Fund Global Proxy Service and Russian Rider
     T. Rowe Price Global Stock Fund   Global Proxy Service and Russian Rider

                                                                 SCHEDULE A
                                                                 PAGE 2 OF 3

                                       APPLICABLE RIDERS TO
CUSTOMER                                      GLOBAL CUSTODY AGREEMENT

  T. Rowe Price International Funds, Inc. on behalf of (continued):
     T. Rowe Price International Discovery Fund

Global Proxy Service and Russian Rider
     T. Rowe Price International Growth & Income Fund

Global Proxy Service and Russian Rider
     T. Rowe Price International Stock Fund

Global Proxy Service and Russian Rider
     T. Rowe Price Japan Fund          Global Proxy Service and Russian Rider
     T. Rowe Price Latin America Fund  Global Proxy Service and Russian Rider
     T. Rowe Price New Asia Fund       Global Proxy Service and Russian Rider
  T. Rowe Price International Series, Inc. on behalf of:
     T. Rowe Price International Stock Portfolio

Global Proxy Service and Russian Rider
  T. Rowe Price Media & Telecommunications Fund, Inc.

Global Proxy Service Rider
  T. Rowe Price Mid-Cap Growth Fund, Inc.          Global Proxy Service Rider
  T. Rowe Price Mid-Cap Value Fund, Inc.      Global Proxy Service Rider
  T. Rowe Price New America Growth Fund       Global Proxy Service Rider
  T. Rowe Price New Era Fund, Inc.       Global Proxy Service Rider
  T. Rowe Price New Horizons Fund, Inc.       Global Proxy Service Rider
  T. Rowe Price Real Estate Fund, Inc.   Global Proxy Service Rider
  T. Rowe Price Science & Technology Fund, Inc.
Global Proxy Service Rider
  T. Rowe Price Small-Cap Stock Fund, Inc.         Global Proxy Service Rider
  T. Rowe Price Small-Cap Value Fund, Inc.         Global Proxy Service Rider
  T. Rowe Price Value Fund, Inc.         Global Proxy Service Rider


  Income Funds
  ------------

  T. Rowe Price Corporate Income Fund, Inc.        Global Proxy Service Rider
  T. Rowe Price High Yield Fund, Inc.    Global Proxy Service Rider
  T. Rowe Price Income Series, Inc. on behalf of:
      T. Rowe Price Limited-Term Bond Portfolio    Global Proxy Service Rider
  T. Rowe Price International Funds, Inc. on behalf of:
     T. Rowe Price Emerging Markets Bond Fund

Global Proxy Service and Russian Rider
     T. Rowe Price Global Bond Fund    Global Proxy Service and Russian Rider
     T. Rowe Price International Bond Fund
Global Proxy Service and Russian Rider
  T. Rowe Price New Income Fund, Inc.    Global Proxy Service Rider
  T. Rowe Price Personal Strategy Funds, Inc. on behalf of:
      T. Rowe Price Personal Strategy Balanced Fund
Global Proxy Service Rider
      T. Rowe Price Personal Strategy Growth Fund  Global Proxy Service Rider
      T. Rowe Price Personal Strategy Income Fund  Global Proxy Service Rider
  T. Rowe Price Short-Term Bond Fund, Inc.         Global Proxy Service Rider
  T. Rowe Price Short-Term U.S. Government Fund, Inc.

Global Proxy Service Rider
  T. Rowe Price Summit Funds, Inc. on behalf of:
     T. Rowe Price Summit Limited-Term Bond Fund   Global Proxy Service Rider

                                                                 SCHEDULE A
                                                                 PAGE 3 OF 3

                                       APPLICABLE RIDERS TO
CUSTOMER                                      GLOBAL CUSTODY AGREEMENT

  T. Rowe Price Tax-Efficient Funds, Inc. on behalf of:
     T. Rowe Price Tax-Efficient Balanced Fund     Global Proxy Service Rider
     T. Rowe Price Tax-Efficient Growth Fund  Global Proxy Service Rider
  T. Rowe Price U.S. Bond Index Fund, Inc.         Global Proxy Service Rider


II.  ACCOUNTS SUBJECT TO ERISA           The ERISA Rider is applicable to all
                                       Customers under Section II of this
                                       Schedule A.
  T. Rowe Price Trust Company, as Trustee for the
  Johnson Matthey Salaried Employee Savings Plan

  Common Trust Funds
  ------------------

  T. Rowe Price Trust Company, as Trustee for the International Common Trust Fund on behalf of the Underlying Trusts:
     Emerging Markets Equity Trust     Global Proxy Service Rider
     European Discovery Trust          Global Proxy Service Rider
     Foreign Discovery Trust           Global Proxy Service Rider
     Foreign Discovery Trust - Augment Global Proxy Service Rider
     Foreign Discovery Trust - B       Global Proxy Service Rider
     India Trust                       Global Proxy Service Rider
     International Small-Cap Trust     Global Proxy Service Rider
     Japan Discovery Trust             Global Proxy Service Rider
     Latin America Discovery Trust     Global Proxy Service Rider
     Pacific Discovery Trust           Global Proxy Service Rider
     Taiwan Trust                      Global Proxy Service Rider


III. OTHER

     RPFI International Partners, L.P. Global Proxy Service and Russian Rider

                              AMENDMENT AGREEMENT


The Global Custody Agreement of January 3, 1994, as amended April 18, 1994, August 15, 1994, November 28, 1994, May 31, 1995, November 1, 1995, July 31,
1996, July 23, 1997, September 3, 1997, October 29, 1997, December 15, 1998,
October 6, 1999, February 9, 2000, April 19, 2000 and July 18, 2000 (the "Custody Agreement") by and between each of the Entities listed in Schedule A, as amended thereto, severally and not jointly (each such entity referred to hereinafter as the "Customer") and The Chase Manhattan Bank, N.A., whose contracts have been assumed by THE CHASE MANHATTAN BANK (the "Bank") is hereby further amended, as of October 25, 2000 (the "Amendment Agreement"). Terms defined in the Custody Agreement are used herein as therein defined.

                                  WITNESSETH:

     WHEREAS, the Customer wishes to appoint the Bank as its global custodian and the Bank wishes to accept such appointment pursuant to the terms of the Custody Agreement;

     NOW, THEREFORE, the parties hereto agree as follows:

     1.Amendment.  Sections I, II and III of Schedule A of the Custody Agreement
       ----------
("Schedule A") shall be amended to add or change certain Customers as specified in Attachment A hereto. The revised Schedule A incorporating these changes in the form attached shall supersede the existing Schedule A in its entirety.

     2.
Agreement. The Customer and Bank agree to be bound in all respects by all the
----------
terms and conditions of the Custody Agreement and shall be fully liable and responsible thereunder as a "Customer" and "Bank," respectively, as defined in the Custody Agreement.

     3.
Confirmation of Agreement.  Except as amended hereby, the Custody Agreement is
------------ -- ---------
in full force and effect and as so amended is hereby ratified, approved and confirmed by the Customer and the Bank in all respects.

     4.
Governing Law:  This Amendment Agreement shall be construed in accordance with
--------- ----
and governed by the law of the State of New York without regard to its conflict of law principles.

     IN WITNESS WHEREOF, the parties have executed this Amendment Agreement as of the day and year first above written.

                              THE CHASE MANHATTAN BANK

                                   /s/Joseph M. Rondinelli
                              By: ____________________________________
                                   Joseph M. Rondinelli
                                   Vice President


                              EACH OF THE CUSTOMERS LISTED IN
                              ATTACHMENT A HERETO, SEVERALLY
                              AND NOT JOINTLY


                                   /s/Henry H. Hopkins
                              By: ____________________________________
                                   Henry H. Hopkins
                                   Vice President

                                                                 ATTACHMENT A
                                                                 PAGE 1 OF 1


                               LIST OF CUSTOMERS

Add the following Funds:
------------------------

Equity Funds
------------

T. Rowe Price Equity Series, Inc. on behalf of:
     T. Rowe Price Blue Chip Growth Portfolio
     T. Rowe Price Health Sciences Portfolio

T. Rowe Price International Index Fund, Inc. on behalf of:
     T. Rowe Price International Equity Index Fund

Income Fund
-----------

T. Rowe Price Tax-Efficient Funds, Inc., on behalf of:
     T. Rowe Price Tax-Efficient Multi-Cap Growth Fund

Delete the following Funds/Trusts:
---------------------------------

Income Funds:
-------------

T. Rowe Price International Funds, Inc. on behalf of:
     T. Rowe Price Global Bond Fund
T. Rowe Price Short-Term U.S. Government Fund, Inc.
T. Rowe Price Summit Funds, Inc., on behalf of:
     T. Rowe Price Summit Limited-Term Bond Fund

Common Trust Funds:
------------------

T. Rowe Price Trust Company, as Trustee for the International
Common Trust Fund on behalf of the Underlying Trusts:

     European Discovery Trust
     Foreign Discovery Trust-Augment
     Latin America Discovery Trust
     Pacific Discovery Trust

Other:
-----

RPFI International Partners, L.P.

Add the following Funds to the Global Proxy Service Rider:
---------------------------------------------------------

Equity Funds
------------

T. Rowe Price Equity Series, Inc. on behalf of:
     T. Rowe Price Blue Chip Growth Portfolio
     T. Rowe Price Health Sciences Portfolio

Income Fund
-----------

T. Rowe Price Tax-Efficient Funds, Inc., on behalf of:
     T. Rowe Price Tax-Efficient Multi-Cap Growth Fund

Delete the following Funds/Trusts from the Global Proxy Service Rider:
---------------------------------------------------------------------

Income Funds:
-------------

T. Rowe Price Short-Term U.S. Government Fund, Inc.
T. Rowe Price Summit Funds, Inc., on behalf of:
     T. Rowe Price Summit Limited-Term Bond Fund

Common Trust Funds:
------------------

T. Rowe Price Trust Company, as Trustee for the International
Common Trust Fund on behalf of the Underlying Trusts:

     European Discovery Trust
     Foreign Discovery Trust-Augment
     Latin America Discovery Trust
     Pacific Discovery Trust

Add the following Fund to the Global Proxy Service and Russian Rider
--------------------------------------------------------------------

Equity Fund
-----------

T. Rowe Price International Index Fund, Inc. on behalf of:
     T. Rowe Price International Equity Index Fund

Delete the following Fund/Other from the Global Proxy Service and Russian Rider:
--------------------------------------------------------------------------------
Income Funds:
------------
T. Rowe Price International Funds, Inc., on behalf of:
     T. Rowe Price Global Bond Fund

Other:
-----
RPFI International Partners, L.P.

                                                                 SCHEDULE A
                                                                 PAGE 1 OF 3

            LIST OF CUSTOMERS, SEVERALLY AND NOT JOINTLY PARTIES TO
                         GLOBAL CUSTODY AGREEMENT WITH
                            THE CHASE MANHATTAN BANK
                             DATED JANUARY 3, 1994

                                       APPLICABLE RIDERS TO
CUSTOMER                                      GLOBAL CUSTODY AGREEMENT

I. INVESTMENT COMPANIES/PORTFOLIOS       The Mutual Fund Rider is applicable to
  REGISTERED UNDER THE INVESTMENT        all Customers listed under Section I of
  COMPANY ACT OF 1940                    this Schedule A.

  Equity Funds
  ------------

  T. Rowe Price Balanced Fund, Inc.      Global Proxy Service Rider
  T. Rowe Price Blue Chip Growth Fund, Inc.        Global Proxy Service Rider
  T. Rowe Price Capital Appreciation Fund          Global Proxy Service Rider
  T. Rowe Price Capital Opportunity Fund, Inc.
Global Proxy Service Rider
  T. Rowe Price Developing Technologies Fund, Inc.
Global Proxy Service Rider
  T. Rowe Price Diversified Small-Cap Growth Fund, Inc.

Global Proxy Service Rider
  T. Rowe Price Dividend Growth Fund, Inc.         Global Proxy Service Rider
  T. Rowe Price Equity Income Fund       Global Proxy Service Rider
  T. Rowe Price Equity Series, Inc. on behalf of:
     T. Rowe Price Blue Chip Growth Portfolio Global Proxy Service Rider
      T. Rowe Price Equity Income Portfolio   Global Proxy Service Rider
     T. Rowe Price Health Sciences Portfolio  Global Proxy Service Rider
      T. Rowe Price Mid-Cap Growth Portfolio  Global Proxy Service Rider
      T. Rowe Price New America Growth Portfolio   Global Proxy Service Rider
      T. Rowe Price Personal Strategy Balanced Portfolio

Global Proxy Service Rider
  T. Rowe Price Financial Services Fund, Inc.      Global Proxy Service Rider
  T. Rowe Price Global Technology Fund, Inc.       Global Proxy Service Rider
  T. Rowe Price Growth & Income Fund, Inc.         Global Proxy Service Rider
  T. Rowe Price Growth Stock Fund, Inc.       Global Proxy Service Rider
  T. Rowe Price Health Sciences Fund, Inc.         Global Proxy Service Rider
  Institutional Equity Funds, Inc. on behalf of:
     Institutional Large-Cap Value Fund Global Proxy Service Rider Institutional Small-Cap Stock Fund Global Proxy Service Rider
      Mid-Cap Equity Growth Fund       Global Proxy Service Rider
  Institutional International Funds, Inc. on behalf of:
      Foreign Equity Fund              Global Proxy Service and Russian Rider
  T. Rowe Price International Funds, Inc. on behalf of:
      T. Rowe Price Emerging Europe &
        Mediterranean Fund             Global Proxy Service and Russian Rider
      T. Rowe Price Emerging Markets Stock Fund

Global Proxy Service and Russian Rider

                                                                 SCHEDULE A
                                                                 PAGE 2 OF 3

                                       APPLICABLE RIDERS TO
CUSTOMER                                      GLOBAL CUSTODY AGREEMENT

  T. Rowe Price International Funds, Inc. on behalf of (continued):
     T. Rowe Price European Stock Fund Global Proxy Service and Russian Rider
     T. Rowe Price Global Stock Fund   Global Proxy Service and Russian Rider
     T. Rowe Price International Discovery Fund

Global Proxy Service and Russian Rider
     T. Rowe Price International Growth & Income Fund

Global Proxy Service and Russian Rider
     T. Rowe Price International Stock Fund

Global Proxy Service and Russian Rider
     T. Rowe Price Japan Fund          Global Proxy Service and Russian Rider
     T. Rowe Price Latin America Fund  Global Proxy Service and Russian Rider
     T. Rowe Price New Asia Fund       Global Proxy Service and Russian Rider
  T. Rowe Price International Index Fund, Inc. on behalf of:
     T. Rowe Price International Equity Index Fund

Global Proxy Service and Russian Rider
  T. Rowe Price International Series, Inc. on behalf of:
     T. Rowe Price International Stock Portfolio

Global Proxy Service and Russian Rider
  T. Rowe Price Media & Telecommunications Fund, Inc.

Global Proxy Service Rider
  T. Rowe Price Mid-Cap Growth Fund, Inc.          Global Proxy Service Rider
  T. Rowe Price Mid-Cap Value Fund, Inc.      Global Proxy Service Rider
  T. Rowe Price New America Growth Fund       Global Proxy Service Rider
  T. Rowe Price New Era Fund, Inc.       Global Proxy Service Rider
  T. Rowe Price New Horizons Fund, Inc.       Global Proxy Service Rider
  T. Rowe Price Real Estate Fund, Inc.   Global Proxy Service Rider
  T. Rowe Price Science & Technology Fund, Inc.
Global Proxy Service Rider
  T. Rowe Price Small-Cap Stock Fund, Inc.         Global Proxy Service Rider
  T. Rowe Price Small-Cap Value Fund, Inc.         Global Proxy Service Rider
  T. Rowe Price Value Fund, Inc.         Global Proxy Service Rider

  Income Funds
  ------------

  T. Rowe Price Corporate Income Fund, Inc.        Global Proxy Service Rider
  T. Rowe Price High Yield Fund, Inc.    Global Proxy Service Rider
  T. Rowe Price Income Series, Inc. on behalf of:
      T. Rowe Price Limited-Term Bond Portfolio    Global Proxy Service Rider
  T. Rowe Price International Funds, Inc. on behalf of:
     T. Rowe Price Emerging Markets Bond Fund

Global Proxy Service and Russian Rider
     T. Rowe Price International Bond Fund
Global Proxy Service and Russian Rider
  T. Rowe Price New Income Fund, Inc.    Global Proxy Service Rider
  T. Rowe Price Personal Strategy Funds, Inc. on behalf of:
      T. Rowe Price Personal Strategy Balanced Fund
Global Proxy Service Rider
      T. Rowe Price Personal Strategy Growth Fund  Global Proxy Service Rider
      T. Rowe Price Personal Strategy Income Fund  Global Proxy Service Rider
  T. Rowe Price Short-Term Bond Fund, Inc.         Global Proxy Service Rider

                                                                 SCHEDULE A
                                                                 PAGE 3 OF 3

  T. Rowe Price Tax-Efficient Funds, Inc. on behalf of:
     T. Rowe Price Tax-Efficient Balanced Fund     Global Proxy Service Rider
     T. Rowe Price Tax-Efficient Growth Fund  Global Proxy Service Rider
     T. Rowe Price Tax-Efficient Multi-Cap Growth Fund

Global Proxy Service Rider
  T. Rowe Price U.S. Bond Index Fund, Inc.         Global Proxy Service Rider

                                       APPLICABLE RIDERS TO
CUSTOMER                                      GLOBAL CUSTODY AGREEMENT


II.  ACCOUNTS SUBJECT TO ERISA           The ERISA Rider is applicable to all
                                       Customers under Section II of this
                                       Schedule A.
  T. Rowe Price Trust Company, as Trustee for the
  Johnson Matthey Salaried Employee Savings Plan

  Common Trust Funds
  ------------------

  T. Rowe Price Trust Company, as Trustee for the International Common Trust Fund on behalf of the Underlying Trusts:
     Emerging Markets Equity Trust     Global Proxy Service Rider
     Foreign Discovery Trust           Global Proxy Service Rider
     Foreign Discovery Trust - B       Global Proxy Service Rider
     India Trust                       Global Proxy Service Rider
     International Small-Cap Trust     Global Proxy Service Rider
     Japan Discovery Trust             Global Proxy Service Rider
     Taiwan Trust                      Global Proxy Service Rider




ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

         None

ITEM 25. INDEMNIFICATION

         The Registrant maintains comprehensive Errors and Omissions and Officers and Directors insurance policies written by the Evanston Insurance Company and ICI Mutual. These policies provide coverage for T. Rowe Price Associates, Inc. ("Manager"), and its subsidiaries and affiliates as listed in
Item 26 of this Registration Statement (with the exception of the T. Rowe Price Associates Foundation, Inc.), and all other investment companies in the T. Rowe Price family of mutual funds. In addition to the corporate insureds, the policies also cover the officers, directors, and employees of the Manager, its subsidiaries, and affiliates. The premium is allocated among the named corporate insureds in accordance with the provisions of Rule 17d-1(d)(7) under the Investment Company Act of 1940.

GENERAL. The Charter of the Corporation provides that to the fullest extent permitted by Maryland or federal law, no director or officer of the Corporation shall be personally liable to the Corporation or the holders of Shares for money damages and each director and officer shall be indemnified by the Corporation; PROVIDED, HOWEVER, that nothing therein shall be deemed to protect any director or officer of the Corporation against any liability to the Corporation of the holders of Shares to which such director or officer would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

         Article X, Section 10.01 of the Registrant's By-Laws provides as follows:

         Section 10.01.
INDEMNIFICATION AND PAYMENT OF EXPENSES IN ADVANCE: The Corporation shall
--------------- --- ------- -- -------- -- -------
indemnify any individual ("Indemnitee") who is a present or former director, officer, employee, or agent of the Corporation, or who is or has been serving at the request of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, who, by reason of his position was, is, or is threatened to be made a party to any threatened, pending, or completed action, suit, or proceeding, whether civil, criminal, administrative, or investigative (hereinafter collectively referred to as a "Proceeding") against any judgments, penalties, fines, settlements, and reasonable expenses (including attorneys' fees) incurred by such Indemnitee in connection with any Proceeding, to the fullest extent that such indemnification may be lawful under Maryland law. The Corporation shall pay any reasonable expenses so incurred by such Indemnitee in defending a Proceeding in advance of the final disposition thereof to the fullest extent that such advance payment may be lawful under Maryland law. Subject to any applicable limitations and requirements set forth in the Corporation's Articles of Incorporation and in these By-Laws, any payment of indemnification or advance of expenses shall be made in accordance with the procedures set forth in Maryland law.

         Notwithstanding the foregoing, nothing herein shall protect or purport to protect any Indemnitee against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office ("Disabling Conduct").

         Anything in this Article X to the contrary notwithstanding, no indemnification shall be made by the Corporation to any Indemnitee unless:

         (a)
there is a final decision on the merits by a court or other body before whom the Proceeding was brought that the Indemnitee was not liable by reason of Disabling Conduct; or

         (b)
in the absence of such a decision, there is a reasonable determination, based upon a review of the facts, that the Indemnitee was not liable by reason of Disabling Conduct, which determination shall be made by:

             (i)
the vote of a majority of a quorum of directors who are neither "interested persons" of the Corporation as defined in Section 2(a)(19) of the Investment Company Act, nor parties to the Proceeding; or

             (ii)    an independent legal counsel in a written opinion.

         Anything in this Article X to the contrary notwithstanding, any advance of expenses by the Corporation to any Indemnitee shall be made only upon the undertaking by such Indemnitee to repay the advance unless it is ultimately determined that such Indemnitee is entitled to indemnification as above provided, and only if one of the following conditions is met:

         (a)  the Indemnitee provides a security for his undertaking; or

         (b)
the Corporation shall be insured against losses arising by reason of any lawful advances; or

         (c)
there is a determination, based on a review of readily available facts, that there is reason to believe that the Indemnitee will ultimately be found entitled to indemnification, which determination shall be made by:

             (i)
a majority of a quorum of directors who are neither "interested persons" of the Corporation as defined in Section 2(a)(19) of the Investment Company Act, nor parties to the Proceeding; or

             (ii)    an independent legal counsel in a written opinion.

         SECTION 10.02. INSURANCE OF OFFICERS, DIRECTORS, EMPLOYEES, AND AGENTS. To the fullest extent permitted by applicable Maryland law and by Section 17(h) of the Investment Company Act of 1940, as from time to time amended, the Corporation may purchase and maintain insurance on behalf of any person who is or was a director, officer, employee, or agent of the Corporation, or who is or was serving at the request of the Corporation as a director, officer, employee, or agent of another corporation, partnership, joint venture, trust, or other enterprise, against any liability asserted against him and incurred by him in or arising out of his position, whether or not the Corporation would have the power to indemnify him against such liability.

         Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers, and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any action, suit, or proceeding) is asserted by such director, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT MANAGER


         T. Rowe Price Group, Inc., ("GROUP") owns 100% of the stock of T. Rowe Price Associates, Inc. Group was formed in 2000 as a holding company for the T. Rowe Price affiliated companies.

         T. Rowe Price Savings Bank ("SAVINGS BANK"), a wholly owned subsidiary of T. Rowe Price Associates, Inc., commenced operations in 2000. The Savings Bank is a federally chartered savings bank, and provides federally insured bank products to a national customer base.

         T. Rowe Price International, Inc. (formerly Rowe Price-Fleming International, Inc.), a Maryland corporation, is a wholly owned subsidiary of T. Rowe Price Finance, Inc. T. Rowe Price International, Inc. ("T. ROWE PRICE INTERNATIONAL") was incorporated in Maryland in 2000 and provides investment counsel service with respect to foreign securities for institutional investors in the United States. In addition to managing private counsel client accounts,
T. Rowe Price International also sponsors and serves as adviser and subadviser to registered investment companies which invest in foreign securities, and provides investment advice to the T. Rowe Price Trust Company, trustee of the International Common Trust Fund.



         T. Rowe Price Global Investment Services Limited is an English Corporation, organized in 2000, and a wholly owned subsidiary of T. Rowe Price Group, Inc. Global Investment Services provides investment management, sales, and client servicing to non-U.S. institutional and retail investors.

         T. Rowe Price Global Asset Management Limited ("GLOBAL ASSET MANAGEMENT"), an English corporation, is an SEC registered investment adviser under the Investment Advisers Act of 1940. Global Asset Management will provide investment management services to Japanese investment trusts and other accounts for institutional investors in Japan pursuant to one or more delegation agreements entered into between Daiwa SB Investments, Ltd. and Global Asset Management or other advisory agreements. Global Asset Management is a wholly-owned subsidiary of T. Rowe Price Group, Inc.


         T. Rowe Price Investment Services, Inc. ("INVESTMENT SERVICES"), a wholly owned subsidiary of T. Rowe Price Associates, Inc., was incorporated in Maryland in 1980 for the specific purpose of acting as principal underwriter and distributor for the registered investment companies which T. Rowe Price Associates, Inc. sponsors and serves as investment adviser (the "PRICE FUNDS"). Investment Services also serves as distributor for any proprietary variable annuity products. Investment Services is registered as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. In 1984, Investment Services expanded its activities to include a brokerage service.


         TRP Distribution, Inc., a wholly owned subsidiary of Investment Services, was incorporated in Maryland in 1991. It was organized for, and engages in, the sale of certain investment related products prepared by Investment Services and T. Rowe Price Retirement Plan Services.


         T. Rowe Price Associates Foundation, Inc. (the "FOUNDATION"), was incorporated in 1981 (and is not a subsidiary of T. Rowe Price Associates, Inc.). The Foundation's overall objective is to improve the quality of life in the community at large by making charitable contributions to nonprofit organizations benefiting education, arts and culture, civic and community, and human services interests. In addition to grant making, the Foundation also has a very generous matching gift program whereby contributions its employees make to qualifying organizations of their choice are matched according to established guidelines.



         T. Rowe Price Services, Inc. ("PRICE SERVICES"), a wholly owned subsidiary of T. Rowe Price Associates, Inc., was incorporated in Maryland in 1982 and is registered as a transfer agent under the Securities Exchange Act of 1934. Price Services provides transfer agent, dividend disbursing, and certain other services, including shareholder services, to the Price Funds.



         T. Rowe Price Retirement Plan Services, Inc. ("RPS"), a wholly owned subsidiary of T. Rowe Price Associates, Inc., was incorporated in Maryland in 1991 and is registered as a transfer agent under the Securities Exchange Act of 1934. RPS provides administrative, recordkeeping, and subaccounting services to administrators of employee benefit plans.

         T. Rowe Price Trust Company ("TRUST COMPANY"), a wholly owned subsidiary of T. Rowe Price Associates, Inc., is a Maryland-chartered limited-service trust company, organized in 1983 for the purpose of providing fiduciary services. The Trust Company serves as trustee and/or custodian of certain qualified and non-qualified employee benefit plans, individual retirement accounts, and common trust funds.



         T. Rowe Price Investment Technologies, Inc. was incorporated in Maryland in 1996. A wholly owned subsidiary of T. Rowe Price Associates, Inc., it owns the technology rights, hardware, and software of T. Rowe Price Associates, Inc. and affiliated companies and provides technology services to them.



         TRPH Corporation, a wholly owned subsidiary of T. Rowe Price Associates, Inc., was organized in 1997 to acquire an interest in a UK-based corporate finance advisory firm.



         T. Rowe Price Threshold Fund Associates, Inc., a wholly owned subsidiary of T. Rowe Price Associates, Inc., was incorporated in Maryland in 1994 and serves as the general partner of T. Rowe Price Threshold Fund III, L.P., a Delaware limited partnership.



         T. Rowe Price Threshold Fund III, L.P., a Delaware limited partnership, was organized in 1994 by T. Rowe Price Associates, Inc. and invests in private financings of small companies with high growth potential; Threshold Fund Associates, Inc. is the General Partner of the partnership.



         T. Rowe Price Stable Asset Management, Inc. ("STABLE ASSET MANAGEMENT"), was incorporated in Maryland in 1988 as a wholly owned subsidiary of T. Rowe Price Associates, Inc. Stable Asset Management is registered as an investment adviser under the Investment Advisers Act of 1940, and specializes in the management of investment portfolios which seek stable investment returns through the use of guaranteed investment contracts, bank investment contracts, structured investment contracts issued by insurance companies and banks, as well as fixed income securities.



         T. Rowe Price Recovery Fund Associates, Inc., a Maryland corporation, is a wholly owned subsidiary of T. Rowe Price Associates, Inc. organized in 1988 for the purpose of serving as General Partner of T. Rowe Price Recovery Fund, L.P., a Delaware limited partnership which invests in financially distressed companies.



         T. Rowe Price Recovery Fund II Associates, L.L.C., is a Maryland limited liability company (with T. Rowe Price Associates, Inc. and T. Rowe Price Trust Company as its members) organized in 1996 to serve as General Partner of
T. Rowe Price Recovery Fund II,

L.P., a Delaware limited partnership which also invests in financially distressed companies.


         T. Rowe Price (Canada), Inc. ("TRP CANADA") is a Maryland corporation organized in 1988 as a wholly owned subsidiary of T. Rowe Price Associates, Inc. This entity is registered as an investment adviser under the Investment Advisers Act of 1940 as well as with the Ontario Securities Commission to provide advisory services to individual and institutional clients residing in Canada.



         T. Rowe Price Insurance Agency, Inc., is a wholly owned subsidiary of
T. Rowe Price Group, Inc., organized in Maryland in 1994 and licensed to do business in several states to act primarily as a distributor of proprietary variable annuity products.



         Since 1983, T. Rowe Price Associates, Inc. has organized several distinct Maryland limited partnerships, which are informally called the Pratt Street Ventures partnerships, for the purpose of acquiring interests in growth-oriented businesses.



         TRP Suburban, Inc., is a Maryland corporation organized in 1990 as a wholly owned subsidiary of T. Rowe Price Associates, Inc. It entered into agreements with McDonogh School and CMANE-McDonogh-Rowe Limited Partnership to construct an office building in Owings Mills, Maryland, which currently houses
T. Rowe Price Associates' transfer agent, plan administrative services, retirement plan services, and operations support functions.


         TRP Suburban Second, Inc., a wholly owned Maryland subsidiary of T. Rowe Price Associates, Inc., was incorporated in 1995 to primarily engage in the development and ownership of real property located in Owings Mills, Maryland.


         TRP Suburban Third, Inc., a wholly owned Maryland subsidiary of T. Rowe Price Associates, Inc., was incorporated in 1999 to primarily engage in the development and ownership of real property located in Colorado Springs, Colorado.

         TRP Finance, Inc., a wholly owned subsidiary of T. Rowe Price Associates, Inc., is a Delaware corporation organized in 1990 to manage certain passive corporate investments and other intangible assets.



         T. Rowe Price Strategic Partners Fund II, L.P. is a Delaware limited partnership organized in 1992, for the purpose of investing in small public and private companies seeking capital for expansion or undergoing a restructuring of ownership. The general partner of T. Rowe Price Strategic Partners Fund II, L.P. is T. Rowe Price Strategic Partners II, L.P., a Delaware limited partnership whose general partner is T. Rowe Price Strategic Partners Associates, Inc.


         T. Rowe Price Advisory Services, Inc., ("ADVISORY SERVICES"), a wholly owned subsidiary of T. Rowe Price Group, Inc. was incorporated in Maryland in 2000 Advisory Services is registered as an investment adviser under the Investment Advisers Act of 1940, and provides investment advisory services to individuals, including shareholders of the Price Funds.



         HorizonGuide, Inc., a Delaware corporation, is a wholly owned subsidiary of T. Rowe Price Group, Inc., organized March 23, 2000 for the specific purpose of providing services over the Internet to meet the financial, emotional, lifestyle and other planning and advice needs of the pre-retirement market. HorizonGuide has a separately incorporated subsidiary, HORIZONGUIDE SERVICES, INC., organized on June 2, 2000, to sponsor the financial pages of the HorizonGuide site.



         Listed below are the directors, executive officers and managing directors of T. Rowe Price Group, Inc. who have other substantial businesses, professions, vocations, or employment aside from their association with T. Rowe Price Associates, Inc.:



                   DIRECTORS OF T. ROWE PRICE GROUP, INC.



D. WILLIAM J. GARRETT, Director of T. Rowe Price Group, Inc. Mr. Garrett was the Group Chief Executive of Robert Fleming Holdings Limited from 1997 until 2000 when the company was acquired by the Chase Manhattan Corporation. He also served as a director of Rowe Price-Fleming International, Inc. (now T. Rowe Price International) from 1981 until 2000. Mr. Garrett's address is 13 Stanley Crescent, London W11 2NA, England.

DONALD B. HEBB, JR., Director of T. Rowe Price Group, Inc. Mr. Hebb is the managing general partner of ABS Capital Partners. Mr. Hebb's address is One South Street, 25th Floor, Baltimore, Maryland 21202.



RICHARD L. MENSCHEL, Director of T. Rowe Price Group, Inc. Mr. Menschel is a limited partner of The Goldman Sachs Group, L.P., an investment banking firm. Mr. Menschel's address is: 85 Broad Street, 2nd Floor, New York, New York 10004.

ANNE MARIE WHITTEMORE, Director of T. Rowe Price Group, Inc. Mrs. Whittemore is a partner of the law firm of McGuire, Woods, Battle & Boothe L.L.P. and a Director of Owens & Minor, Inc.; Fort James Corporation; and Albemarle Corporation. Mrs. Whittemore's address is: One James Center, Richmond, Virginia 23219.

All of the following directors of T. Rowe Price Group, Inc. are employees of T. Rowe Price Associates, Inc.



EDWARD C. BERNARD, Director and Managing Director of T. Rowe Price Group, Inc., and T. Rowe Price Associates, Inc.; Director and President of T. Rowe Price Insurance Agency, Inc. and T. Rowe Price Investment Services, Inc.; Director of
T. Rowe Price Services, Inc.; Vice President of TRP Distribution, Inc.; Chairman of the Board and Director of T. Rowe Price Savings Bank.



HENRY H. HOPKINS, Director and Managing Director of T. Rowe Price Group, Inc.; Managing Director of T. Rowe Price Associates, Inc.; Director of T. Rowe Price Insurance Agency, Inc.; Vice President and Director of T. Rowe Price (Canada), Inc., T. Rowe Price Investment Services, Inc., T. Rowe Price Services, Inc., T. Rowe Price Threshold Fund Associates, Inc., T. Rowe Price Trust Company, TRP Distribution, Inc., and TRPH Corporation; Vice President of T. Rowe Price International, T. Rowe Price Real Estate Group, Inc., T. Rowe Price Retirement Plan Services, Inc., T. Rowe Price Stable Asset Management, Inc., and T. Rowe Price Strategic Partners Associates, Inc.



JAMES A.C. KENNEDY, Director and Managing Director of T. Rowe Price Group, Inc., and T. Rowe Price Associates, Inc.; President and Director of T. Rowe Price Strategic Partners Associates, Inc.; Director and Vice President of T. Rowe Price Threshold Fund Associates, Inc.



JOHN H. LAPORTE, JR., Director and Managing Director of T. Rowe Price Group, Inc.; Managing Director of T. Rowe Price Associates, Inc.



WILLIAM T. REYNOLDS, Director and Managing Director of T. Rowe Price Group, Inc., and T. Rowe Price Associates, Inc.; Chairman of the Board and Director of
T. Rowe Price Stable Asset Management, Inc.; Director of TRP Finance, Inc.



JAMES S. RIEPE, Vice-Chairman of the Board, Director, and Managing Director of
T. Rowe Price Group, Inc.; Director and Managing Director of T. Rowe Price Associates, Inc.; Chairman of the Board, Director, President, and Trust Officer of T. Rowe Price Trust Company; Chairman of the Board and Director of T. Rowe Price (Canada), Inc., T. Rowe Price Investment Services, Inc., T. Rowe Price Investment Technologies, Inc., T. Rowe Price Retirement Plan Services, Inc., and
T. Rowe Price Services, Inc.; Director of T. Rowe Price International, T. Rowe Price Insurance Agency, Inc., and TRPH Corporation; Director and President of TRP Distribution, Inc., TRP Suburban, Inc., TRP Suburban Second, Inc., and TRP Suburban Third, Inc.; and Director and Vice President of T. Rowe Price Stable Asset Management, Inc.

GEORGE A. ROCHE, Chairman of the Board, President, Director, and Managing Director of T. Rowe Price Group, Inc.; President, Director and Managing Director of T. Rowe Price Associates, Inc.; Chairman of the Board and Director of TRP Finance, Inc.; Director of T. Rowe Price International, T. Rowe Price Retirement Plan Services, Inc., and T. Rowe Price Strategic Partners, Inc., and Director and Vice President of T. Rowe Price Threshold Fund Associates, Inc., TRP Suburban, Inc., TRP Suburban Second, Inc., and TRP Suburban Third, Inc.



BRIAN C. ROGERS, Director and Managing Director of T. Rowe Price Group, Inc.; Managing Director of T. Rowe Price Associates, Inc.; Vice President of T. Rowe Price Trust Company.



M. DAVID TESTA, Vice Chairman of the Board, Chief Investment Officer, Director, and Managing Director of T. Rowe Price Group, Inc.; Director, Chief Investment Officer, and Managing Director of T. Rowe Price Associates, Inc.; Director, T. Rowe Price International; President and Director of T. Rowe Price (Canada), Inc.; Director and Vice President of T. Rowe Price Trust Company; and Director of TRPH Corporation.



MARTIN G. WADE, Director and Managing Director of T. Rowe Price Group, Inc.; Managing Director of T. Rowe Price Associates, Inc.; Chairman of the Board and Director of T. Rowe Price International.


                         ADDITIONAL EXECUTIVE OFFICERS


CHRISTINA WASIAK, Managing Director and Chief Financial Officer of T. Rowe Price Group, Inc.; Vice President of T. Rowe Price Associates, Inc.



  ADDITIONAL MANAGING DIRECTORS OF T. ROWE PRICE GROUP, INC. AND T. ROWE PRICE
                              ASSOCIATES, INC.



PRESTON G. ATHEY, Managing Director of T. Rowe Price Group Inc., and T. Rowe Price Associates, Inc.; Vice President of T. Rowe Price Trust Company; Vice President of T. Rowe Price Trust Company.



BRIAN W.H. BERGHUIS, Managing Director of T. Rowe Price Group Inc., and T. Rowe Price Associates, Inc.



STEPHEN W. BOESEL, Managing Director of T. Rowe Price Group Inc., and T. Rowe Price Associates, Inc.; Vice President of T. Rowe Price Trust Company.



JOHN H. CAMMACK, Managing Director of T. Rowe Price Group Inc., and T. Rowe Price Associates, Inc.; Vice President of T. Rowe Price Investment Services, Inc. and T. Rowe Price Trust Company.

MICHAEL A. GOFF, Managing Director of T. Rowe Price Group, Inc., and T. Rowe Price Associates, Inc.; Director and the President of T. Rowe Price Investment Technologies, Inc.

GREGORY A. McCRICKARD, Managing Director of T. Rowe Price Group Inc., and T. Rowe Price Associates, Inc.; Vice President of T. Rowe Price Trust Company.



MARY J. MILLER, Managing Director of T. Rowe Price Group Inc., and T. Rowe Price Associates, Inc.



CHARLES A. MORRIS, Managing Director of T. Rowe Price Group Inc., and T. Rowe Price Associates, Inc.



NANCY M. MORRIS, Managing Director of T. Rowe Price Group Inc., and T. Rowe Price Associates, Inc.; Vice President of T. Rowe Price International, T. Rowe Price Investment Services, Inc., and T. Rowe Price Stable Asset Management, Inc.; Director and Vice President of T. Rowe Price Trust Company.



GEORGE A. MURNAGHAN, Managing Director of T. Rowe Price Group Inc., and T. Rowe Price Associates, Inc.; Vice President of T. Rowe Price Investment Services, Inc. and T. Rowe Price Trust Company.



MARIA NALYWAYKO, Managing Director of T. Rowe Price Group Inc., and T. Rowe Price Associates, Inc.



EDMUND M. NOTZON III, Managing Director of T. Rowe Price Group Inc., and T. Rowe Price Associates, Inc.; Vice President of T. Rowe Price Investment Services, Inc., and T. Rowe Price Trust Company.



WAYNE D. O'MELIA, Managing Director of T. Rowe Price Group Inc., and T. Rowe Price Associates, Inc.; Director and Vice President of T. Rowe Price Investment Services, Inc.; Director and President of T. Rowe Price Services, Inc.; Vice President of T. Rowe Price Trust Company.



LARRY J. PUGLIA, Managing Director of T. Rowe Price Group Inc., and T. Rowe Price Associates, Inc.; Vice President of T. Rowe Price (Canada), Inc.



JOHN R. ROCKWELL, Managing Director of T. Rowe Price Group Inc., and T. Rowe Price Associates, Inc.; Director and Senior Vice President of T. Rowe Price Retirement Plan Services, Inc.; Director and Vice President of T. Rowe Price Stable Asset Management, Inc. and T. Rowe Price Trust Company; Vice President of
T. Rowe Price Investment Services, Inc.



R. TODD RUPPERT, Managing Director of T. Rowe Price Group Inc., and T. Rowe Price Associates, Inc.; President of T. Rowe Price Global

Asset Management Limited; President and Director of TRPH Corporation; Vice President of T. Rowe Price Retirement Plan Services, Inc. and T. Rowe Price Trust Company.


ROBERT W. SMITH, Managing Director of T. Rowe Price Group Inc., and T. Rowe Price Associates, Inc.; Vice President of T. Rowe Price International.



WILLIAM J. STROMBERG, Managing Director of T. Rowe Price Group Inc., and T. Rowe Price Associates, Inc.



MARK J. VASELKIV, Managing Director of T. Rowe Price Group Inc., and T. Rowe Price Associates, Inc.; Vice President of T. Rowe Price Recovery Fund Associates, Inc. and T. Rowe Price Recovery Fund II Associates, L.L.C.



CHARLES E. VIETH, Managing Director of T. Rowe Price Group, Inc., and T. Rowe Price Associates, Inc.; Director and President of T. Rowe Price Retirement Plan Services, Inc.; Director and Vice President of T. Rowe Price Investment Services, Inc. and T. Rowe Price Services, Inc.; Vice President of T. Rowe Price (Canada), Inc., T. Rowe Price Trust Company, and TRP Distribution, Inc.



RICHARD T. WHITNEY, Managing Director of T. Rowe Price Group Inc., and T. Rowe Price Associates, Inc.; Vice President of T. Rowe Price International and T. Rowe Price Trust Company.



         Certain directors and officers of T. Rowe Price Group Inc., and T. Rowe Price Associates, Inc. are also officers and/or directors of one or more of the Price Funds and/or one or more of the affiliated entities listed herein.


         See also "Management of the Funds," in Registrant's Statement of Additional Information.

ITEM 27. PRINCIPAL UNDERWRITERS


(a) The principal underwriter for the Registrant is Investment Services. Investment Services acts as the principal underwriter for the T. Rowe Price family of mutual funds, including the following investment companies: T. Rowe Price Growth Stock Fund, Inc., T. Rowe Price New Horizons Fund, Inc., T. Rowe Price New Era Fund, Inc., T. Rowe Price New Income Fund, Inc., T. Rowe Price Prime Reserve Fund, Inc., T. Rowe Price Tax-Free Income Fund, Inc., T. Rowe Price Tax-Exempt Money Fund, Inc., T. Rowe Price International Funds, Inc., T. Rowe Price Growth & Income Fund, Inc., T. Rowe Price Tax-Free Short-Intermediate Fund, Inc., T. Rowe Price Short-Term Bond Fund, Inc., T. Rowe Price High Yield Fund, Inc., T. Rowe Price Tax-Free High Yield Fund, Inc., T. Rowe Price New America Growth Fund, T. Rowe Price Equity Income Fund, T. Rowe Price GNMA Fund, T. Rowe Price Capital Appreciation Fund, T. Rowe Price California Tax-Free Income Trust, T. Rowe Price State Tax-Free Income Trust, T. Rowe Price Science & Technology Fund, Inc., T. Rowe Price Small-Cap Value Fund, Inc., Institutional International Funds, Inc., T. Rowe Price U.S. Treasury Funds, Inc., T. Rowe Price Index Trust, Inc., T. Rowe Price Spectrum Fund, Inc., T. Rowe Price Balanced Fund, Inc., T. Rowe Price Mid-Cap Growth Fund, Inc., T. Rowe Price Small-Cap Stock Fund, Inc., T. Rowe Price Tax-Free Intermediate Bond Fund, Inc., T. Rowe Price Dividend Growth Fund, Inc., T. Rowe Price Blue Chip Growth Fund, Inc., T. Rowe Price Summit Funds, Inc., T. Rowe Price Summit Municipal Funds, Inc., T. Rowe Price Equity Series, Inc.,
         T. Rowe Price International Series, Inc., T. Rowe Price Fixed Income Series, Inc., T. Rowe Price Personal Strategy Funds, Inc., T. Rowe Price Value Fund, Inc., T. Rowe Price Capital Opportunity Fund, Inc.,
         T. Rowe Price Corporate Income Fund, Inc., T. Rowe Price Health Sciences Fund, Inc., T. Rowe Price Mid-Cap Value Fund, Inc., Institutional Equity Funds, Inc., T. Rowe Price Financial Services Fund, Inc., T. Rowe Price Diversified Small-Cap Growth Fund, Inc., T. Rowe Price Tax-Efficient Funds, Inc., T. Rowe Price Reserve Investment Funds, Inc., T. Rowe Price Media & Telecommunications Fund, Inc., T. Rowe Price Real Estate Fund, Inc., T. Rowe Price Developing Technologies Fund, Inc., and T. Rowe Price Global Technology Fund, Inc., T. Rowe Price U.S. Bond Index Fund, Inc., and T. Rowe Price International Index Fund, Inc.

(b) The address of each of the directors and officers of Investment Services listed below is 100 East Pratt Street, Baltimore, Maryland 21202.


NAME                                                               POSITIONS AND                   POSITIONS AND
                                                                   OFFICES WITH                    OFFICES WITH
                                                                   UNDERWRITER                     REGISTRANT
James S. Riepe                                                     Chairman of the Board           Director and
                                                                   and Director                    President
Edward C. Bernard                                                  President and Director          None
Henry H. Hopkins                                                   Vice President and Director     Vice President
Wayne D. O'Melia                                                   Vice President and Director     None
Charles E. Vieth                                                   Vice President and Director     None
Janet G. Albright                                                  Vice President                  None
Patricia M. Archer                                                 Vice President                  None
Steven J. Banks                                                    Vice President                  None
John T. Bielski                                                    Vice President                  None
Robert Birch                                                       Vice President                  None
John H. Boyd                                                       Vice President                  None
Darrell N. Braman                                                  Vice President                  None
Ronae M. Brock                                                     Vice President                  None
Edwin J. Brooks III                                                Vice President                  None
Meredith C. Callanan                                               Vice President                  None
John H. Cammack                                                    Vice President                  None
Ann R. Campbell                                                    Vice President                  None
Christine M. Carolan                                               Vice President                  None
Joseph A. Carrier                                                  Vice President                  None
Laura H. Chasney                                                   Vice President                  None
Renee M. Christoff                                                 Vice President                  None
Jerome A. Clark                                                    Vice President                  None
Todd M. Cleary                                                     Vice President                  None
Joseph A. Crumbling                                                Vice President                  None
Christine S. Fahlund                                               Vice President                  None
Forrest R. Foss                                                    Vice President                  None
Thomas A. Gannon                                                   Vice President                  None
John R. Gilner                                                     vice President                  None
Douglas E. Harrison                                                Vice President                  None
David J. Healy                                                     Vice President                  None
Joanne M. Heal                                                     Vice President                  None
y
Joseph P. Healy                                                    Vice President                  None
Walter J. Helmlinger                                               Vice President                  None
Salvador G. LaBella                                                Vice President                  None
Steven A. Larson                                                   Vice President                  None
Gayle A. Lomax                                                     Vice President                  None
Sarah McCafferty                                                   Vice President                  None
Mark J. Mitchell                                                   Vice President                  None
Nancy M. Morris                                                    Vice President                  None
George A. Murnaghan                                                Vice President                  None
Steven E. Norwitz                                                  Vice President                  None
Edmund M. Notzon III                                               Vice President                  None
Barbara A. O'Connor                                                Vice President                  None
David Oestr                                                        Vice President                  None
e
icher
Regina M. Pizzonia                                                 Vice President                  None
Pamela D. Preston                                                  Vice President                  None
Suzanne J. Ricklin                                                 Vice President                  None
George D. Riedel                                                   Vice President                  None
James Robertson, Jr.                                               Vice President                  None
John R. Rockwell                                                   Vice President                  None
Christopher J. Rohan                                               Vice President                  None
Kenneth J. Rutherford                                              Vice President                  None
Alexander Savich                                                   Vice President                  None
Kristin E. Seeberger                                               Vice President                  None
John W. Seufert                                                    Vice President                  None
Donna B. Singer                                                    Vice President                  None
Carole H. Smith                                                    Vice President                  None
William W. Strickland, Jr.                                         Vice President                  None
Scott Such                                                         Vice President                  None
Jerome Tuccille                                                    Vice President                  None
Walter Wdowiak                                                     Vice President                  None
Jane F. White                                                      Vice President                  None
Stephan Zinn                                                       Vice President                  None
Barbara A. O'Connor                                                Treasurer and Controller        None
Matthew B. Alsted                                                  Assistant Vice President        None
Kimberly B. Andersen                                               Assistant Vice President        None
Russell B. Baker                                                   Assistant Vice President        None
Richard J. Barna                                                   Assistant Vice President        None
Catherine L. Berkenkemper                                          Assistant Vice President        None
Patricia Cannon                                                    Assistant Vice President        None
Jodi Ann Casson                                                    Assistant Vice President        None
Jon Derek Dry                                                      Assistant Vice President        None
Cheryl L. Emory                                                    Assistant Vice President        None
John A. Galateria                                                  Assistant Vice President        None
Karen Glo                                                          Assistant Vice President        None
o
ch
Jason L. Gounaris                                                  Assistant Vice President        None
David A.J. Groves                                                  Assistant Vice President        None
Kristen L. Heerema                                                 Assistant Vice President        None
David A. Hueser                                                    Assistant Vice President        None
Suzanne M. Knoll                                                   Assistant Vice President        None
Patricia                                                           Assistant Vice President        Secretary
B
 .
Lippert
Cheryl J. Lisker                                                   Assistant Vice President        None
Shannon Mab                                                        Assistant Vice President        None
u
s
Gayatri Malik                                                      Assistant Vice President        None
C. Lillian Matthews                                                Assistant Vice President        None
Janice D. McCrory                                                  Assistant Vice President        None
John T. McGuigan                                                   Assistant Vice President        None
Daniel M. Middelton                                                Assistant Vice President        None
Laurie K. Mitchell                                                 Assistant Vice President        None
Janelyn A. Moore                                                   Assistant Vice President        None
Clark P. Neel                                                      Assistant Vice President        None
Danielle                                                           Assistant Vice President        None
Nicholson
Smith
JeanneMarie B. Patella                                             Assistant Vice President        None
Kylelane Purcell                                                   Assistant Vice President        None
Jean E. Ramos-Izquierdo                                            Assistant Vice President        None
Jennifer L. Richardson                                             Assistant Vice President        None
Kristin M. Rodriguez                                               Assistant Vice President        None
Ramon D. Rodriguez                                                 Assistant Vice President        None
Deborah Seidel                                                     Assistant Vice President        None
Kevin C. Shea                                                      Assistant Vice President        None
John A. Stranovsky                                                 Assistant Vice President        None
Nancy R. Tabor                                                     Assistant Vice President        None
Judith B. Ward                                                     Assistant Vice President        None
William R. Weker, Jr                                               Assistant Vice President        None
 .
Natalie F.                                                         Assistant Vice President        None
Widdowson
Mary G. Williams                                                   Assistant Vice President        None
Timothy R. Yee                                                     Assistant Vice President        None
Theodore J. Zamerski III                                           Assistant Vice President and    None
                                                                   Assistant Controller
Nolan L. North                                                     Assistant Treasurer             None
Barbara A. Van Horn                                                Secretary                       None

(c) Not applicable. Investment Services will not receive any compensation with respect to its activities as underwriter for the Price Funds since the Price Funds are sold on a no-load basis.

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS

         All accounts, books, and other documents required to be maintained by the Registrant under Section 31(a) of the Investment Company Act of 1940 and the rules thereunder will be maintained by the Registrant at its offices at 100 East Pratt Street, Baltimore, Maryland 21202. Transfer, dividend disbursing, and shareholder service activities are performed by T. Rowe Price Services, Inc., at 4515 Painters Mill Road, Owings Mills, Maryland 21117. Custodian activities for the Registrant are performed at State Street Bank and Trust Company's Service Center (State Street South), 1776 Heritage Drive, Quincy, Massachusetts 02171.


         Custody of Registrant's portfolio securities which are purchased outside the United States is maintained by The Chase Manhattan Bank, London, in its foreign branches or with other U.S. banks. The Chase Manhattan Bank, London, is located at Woolgate House, Coleman Street, London EC2P 2HD England.


ITEM 29. MANAGEMENT SERVICES

         Registrant is not a party to any management-related service contract, other than as set forth in the Prospectus or Statement of Additional Information.

ITEM 30. UNDERTAKINGS

(a)     Not applicable

         Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Baltimore, State of Maryland, this June 27, 2001.


       T. Rowe Price Tax-Efficient Funds, Inc.

       /s/James S. Riepe
By:    James S. Riepe

       Director


     Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature                Title                 Date
---------                -----                 ----


/s/James S. Riepe         Director              June 27, 2001

James S. Riepe            (Chief Executive Officer)


/s/Joseph A. Carrier     Treasurer (Chief       June 27, 2001

Joseph A. Carrier        Financial Officer)


*Donald W. Dick, Jr.     Director               June 27, 2001

Donald W. Dick, Jr.


*David K. Fagin          Director               June 27, 2001

David K. Fagin


/s/James A.C. Kennedy    Director               June 27, 2001

James A.C. Kennedy


*Hanne M. Merriman       Director               June 27, 2001

Hanne M. Merriman


/s/M. David Testa        Director               June 27, 2001

M. David Testa


*Hubert D. Vos           Director               June 27, 2001

Hubert D. Vos


*Paul M. Wythes          Director               June 27, 2001

Paul M. Wythes


*/s/Henry H. Hopkins     Vice President and     June 27, 2001
Henry H. Hopkins          Attorney-In-Fact